UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

Alliance Bernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Discovery Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$671,477,323
# of Portfolio Holdings	93
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$2,458,367

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$13,176,826	2.0%
Encompass Health Corp.	$12,076,112	1.8%
TXNM Energy, Inc.	$11,714,954	1.7%
Jones Lang LaSalle, Inc.	$11,194,979	1.7%
Hanover Insurance Group, Inc. (The)	$10,499,665	1.6%
Nexstar Media Group, Inc.	$10,477,830	1.6%
IDACORP, Inc.	$10,347,899	1.5%
Tenet Healthcare Corp.	$10,278,224	1.5%
Pentair PLC	$10,087,885	1.5%
RPM International, Inc.	$9,567,064	1.4%
Total	$109,421,438	16.3%

Class A

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.1%
Financials	19.5%
Information Technology	13.0%
Consumer Discretionary	9.2%
Real Estate	8.9%
Health Care	7.1%
Consumer Staples	5.7%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%
Short-Term Investments	1.8%
Other assets less liabilities	-0.8%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VQ-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-DV-A-0154-0625

Class B

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Discovery Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$671,477,323
# of Portfolio Holdings	93
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$2,458,367

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
BJ's Wholesale Club Holdings, Inc.	$13,176,826	2.0%
Encompass Health Corp.	$12,076,112	1.8%
TXNM Energy, Inc.	$11,714,954	1.7%
Jones Lang LaSalle, Inc.	$11,194,979	1.7%
Hanover Insurance Group, Inc. (The)	$10,499,665	1.6%
Nexstar Media Group, Inc.	$10,477,830	1.6%
IDACORP, Inc.	$10,347,899	1.5%
Tenet Healthcare Corp.	$10,278,224	1.5%
Pentair PLC	$10,087,885	1.5%
RPM International, Inc.	$9,567,064	1.4%
Total	$109,421,438	16.3%

Class B

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.1%
Financials	19.5%
Information Technology	13.0%
Consumer Discretionary	9.2%
Real Estate	8.9%
Health Care	7.1%
Consumer Staples	5.7%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%
Short-Term Investments	1.8%
Other assets less liabilities	-0.8%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VQ-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-DV-B-0154-0625

Class A

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Dynamic Asset Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$249,492,569
# of Portfolio Holdings	1,424
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$792,234

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,119,580	3.2%
Microsoft Corp.	$7,398,974	3.0%
Apple, Inc.	$6,491,784	2.6%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,687,995	1.9%
Amazon.com, Inc.	$4,413,688	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,258,434	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,469,394	1.4%
Meta Platforms, Inc. - Class A	$3,405,547	1.4%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,716,094	1.1%
Broadcom, Inc.	$2,593,591	1.0%
Total	$47,555,081	19.1%

Class A

1

Security Type Breakdown (% Net Assets)

Value	Value
Common Stocks	63.7%
Governments - Treasuries	32.4%
Agencies	0.8%
Purchased Options - Puts	0.4%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VD-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-DAA-A-0154-0625

Class B

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Dynamic Asset Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$249,492,569
# of Portfolio Holdings	1,424
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$792,234

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$8,119,580	3.2%
Microsoft Corp.	$7,398,974	3.0%
Apple, Inc.	$6,491,784	2.6%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,687,995	1.9%
Amazon.com, Inc.	$4,413,688	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,258,434	1.7%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,469,394	1.4%
Meta Platforms, Inc. - Class A	$3,405,547	1.4%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,716,094	1.1%
Broadcom, Inc.	$2,593,591	1.0%
Total	$47,555,081	19.1%

Class B

1

Security Type Breakdown (% Net Assets)

Value	Value
Common Stocks	63.7%
Governments - Treasuries	32.4%
Agencies	0.8%
Purchased Options - Puts	0.4%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VD-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-DAA-B-0154-0625

Class B

June 30, 2025

AB VPS Global Risk Allocation - Moderate Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Global Risk Allocation - Moderate Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64V2-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$679,275,317
# of Portfolio Holdings	1,207
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net)	$1,415,945

Graphical Representation of Holdings

Security Type Breakdown (% Net Assets)

Value	Value
Common Stocks	73.5%
Governments - Treasuries	2.9%
Purchased Options - Puts	0.0%
Short-Term Investments	21.2%
Other assets less liabilities	2.4%

Class B

1

Country Breakdown (% of Net Assets)

Value	Value
United States	55.3%
Japan	7.0%
United Kingdom	2.4%
Germany	2.0%
France	1.9%
Switzerland	1.5%
Australia	1.3%
Netherlands	0.9%
Spain	0.6%
Italy	0.6%
Sweden	0.6%
Denmark	0.4%
Hong Kong	0.4%
Singapore	0.3%
Others	1.2%
Short-Term Investments	21.2%
Other assets less liabilities	2.4%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64V2-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-GRA-B-0154-0625

Class A

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Relative Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-A-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,069,820,546
# of Portfolio Holdings	74
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$2,555,941

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$44,230,119	4.1%
Berkshire Hathaway, Inc. - Class B	$40,906,206	3.8%
Philip Morris International, Inc.	$39,224,245	3.7%
Johnson & Johnson	$38,061,634	3.5%
Walmart, Inc.	$33,310,713	3.1%
RTX Corp.	$32,002,619	3.0%
EOG Resources, Inc.	$26,644,683	2.5%
Texas Instruments, Inc.	$26,475,910	2.5%
S&P Global, Inc.	$24,841,159	2.3%
Elevance Health, Inc.	$23,038,101	2.2%
Total	$328,735,389	30.7%

Class A

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.0%
Health Care	17.8%
Industrials	16.7%
Consumer Staples	8.6%
Information Technology	8.5%
Consumer Discretionary	6.6%
Energy	5.7%
Communication Services	5.6%
Materials	2.7%
Real Estate	1.2%
Short-Term Investments	4.5%
Other assets less liabilities	0.1%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's next prospectus, which we expect to be available on or about May 1, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Portfolio added the following risk to its Principal Risks as set forth in its prospectus.

Sector Risk: The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio's investments.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VH-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-RV-A-0154-0625

Class B

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Relative Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-B-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$1,069,820,546
# of Portfolio Holdings	74
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$2,555,941

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$44,230,119	4.1%
Berkshire Hathaway, Inc. - Class B	$40,906,206	3.8%
Philip Morris International, Inc.	$39,224,245	3.7%
Johnson & Johnson	$38,061,634	3.5%
Walmart, Inc.	$33,310,713	3.1%
RTX Corp.	$32,002,619	3.0%
EOG Resources, Inc.	$26,644,683	2.5%
Texas Instruments, Inc.	$26,475,910	2.5%
S&P Global, Inc.	$24,841,159	2.3%
Elevance Health, Inc.	$23,038,101	2.2%
Total	$328,735,389	30.7%

Class B

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	22.0%
Health Care	17.8%
Industrials	16.7%
Consumer Staples	8.6%
Information Technology	8.5%
Consumer Discretionary	6.6%
Energy	5.7%
Communication Services	5.6%
Materials	2.7%
Real Estate	1.2%
Short-Term Investments	4.5%
Other assets less liabilities	0.1%

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio's next prospectus, which we expect to be available on or about May 1, 2026 at www.abfunds.com/go/prospectus, or upon request at (800) 243-5994.

During the reporting period, the Portfolio added the following risk to its Principal Risks as set forth in its prospectus.

Sector Risk: The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio's investments.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VH-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-RV-B-0154-0625

Class A

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Balanced Hedged Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$154,668,293
# of Portfolio Holdings	22
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net)	$333,002

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$51,752,015	33.5%
iShares Core U.S. Aggregate Bond ETF	$22,855,680	14.8%
Vanguard Total Bond Market ETF	$22,795,848	14.8%
iShares Core MSCI EAFE ETF	$22,431,076	14.5%
iShares Core MSCI Emerging Markets ETF	$9,142,569	5.9%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,113,384	3.3%
Vanguard Mid-Cap ETF	$3,455,900	2.2%
Vanguard Real Estate ETF	$2,885,544	1.9%
Purchased Options - Calls, S&P 500 Index, USD 6100.00, due 12/18/26	$1,303,200	0.8%
Purchased Options - Calls, S&P 500 Index, USD 6000.00, due 12/18/26	$1,107,960	0.7%
Total	$142,843,176	92.4%

Class A

1

Portfolio Breakdown (% of Net Assets)

Investment Companies	87.8%
Inflation-Linked Securities	3.3%
Purchased Options - Calls	2.0%
Purchased Options - Puts	1.7%
Short-Term Investments	4.3%
Other assets less liabilities	0.9%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VW-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-BHA-A-0154-0625

Class B

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Balanced Hedged Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$154,668,293
# of Portfolio Holdings	22
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net)	$333,002

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$51,752,015	33.5%
iShares Core U.S. Aggregate Bond ETF	$22,855,680	14.8%
Vanguard Total Bond Market ETF	$22,795,848	14.8%
iShares Core MSCI EAFE ETF	$22,431,076	14.5%
iShares Core MSCI Emerging Markets ETF	$9,142,569	5.9%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,113,384	3.3%
Vanguard Mid-Cap ETF	$3,455,900	2.2%
Vanguard Real Estate ETF	$2,885,544	1.9%
Purchased Options - Calls, S&P 500 Index, USD 6100.00, due 12/18/26	$1,303,200	0.8%
Purchased Options - Calls, S&P 500 Index, USD 6000.00, due 12/18/26	$1,107,960	0.7%
Total	$142,843,176	92.4%

Class B

1

Portfolio Breakdown (% of Net Assets)

Investment Companies	87.8%
Inflation-Linked Securities	3.3%
Purchased Options - Calls	2.0%
Purchased Options - Puts	1.7%
Short-Term Investments	4.3%
Other assets less liabilities	0.9%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VW-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-BHA-B-0154-0625

Class A

June 30, 2025

AB VPS International Value Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$306,815,261
# of Portfolio Holdings	62
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$1,002,063

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$10,782,287	3.5%
Roche Holding AG	$9,820,335	3.2%
Airbus SE	$7,215,540	2.4%
AXA SA	$6,911,877	2.3%
Tokyo Electron Ltd.	$6,894,337	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,509,344	2.1%
Melrose Industries PLC	$6,258,504	2.0%
Industria de Diseno Textil SA	$6,212,383	2.0%
Resona Holdings, Inc.	$6,039,299	2.0%
Haleon PLC	$5,894,087	1.9%
Total	$72,537,993	23.6%

Class A

1

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.5%
United Kingdom	13.5%
United States	9.0%
France	8.6%
Spain	6.3%
Germany	5.4%
Switzerland	5.1%
Netherlands	4.5%
Italy	3.4%
Denmark	3.2%
Hong Kong	2.7%
Taiwan	2.1%
South Korea	1.7%
Portugal	1.7%
Others	5.3%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	9.6%
Energy	7.2%
Information Technology	7.1%
Materials	6.7%
Communication Services	5.8%
Consumer Staples	5.0%
Utilities	3.5%
Real Estate	2.7%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VF-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-IV-A-0154-0625

Class B

June 30, 2025

AB VPS International Value Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$306,815,261
# of Portfolio Holdings	62
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$1,002,063

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$10,782,287	3.5%
Roche Holding AG	$9,820,335	3.2%
Airbus SE	$7,215,540	2.4%
AXA SA	$6,911,877	2.3%
Tokyo Electron Ltd.	$6,894,337	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,509,344	2.1%
Melrose Industries PLC	$6,258,504	2.0%
Industria de Diseno Textil SA	$6,212,383	2.0%
Resona Holdings, Inc.	$6,039,299	2.0%
Haleon PLC	$5,894,087	1.9%
Total	$72,537,993	23.6%

Class B

1

Country Breakdown (% of Net Assets)

Value	Value
Japan	24.5%
United Kingdom	13.5%
United States	9.0%
France	8.6%
Spain	6.3%
Germany	5.4%
Switzerland	5.1%
Netherlands	4.5%
Italy	3.4%
Denmark	3.2%
Hong Kong	2.7%
Taiwan	2.1%
South Korea	1.7%
Portugal	1.7%
Others	5.3%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	20.9%
Financials	15.5%
Health Care	13.0%
Consumer Discretionary	9.6%
Energy	7.2%
Information Technology	7.1%
Materials	6.7%
Communication Services	5.8%
Consumer Staples	5.0%
Utilities	3.5%
Real Estate	2.7%
Short-Term Investments	2.7%
Other assets less liabilities	0.3%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VF-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-IV-B-0154-0625

Class A

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Large Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$978,885,448
# of Portfolio Holdings	55
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$2,741,199

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$103,919,344	10.6%
Microsoft Corp.	$86,990,045	8.9%
Meta Platforms, Inc. - Class A	$64,489,137	6.6%
Amazon.com, Inc.	$62,470,206	6.4%
Netflix, Inc.	$55,523,008	5.7%
Broadcom, Inc.	$50,205,513	5.1%
Alphabet, Inc. - Class C	$49,490,746	5.0%
Visa, Inc. - Class A	$45,736,121	4.7%
Eli Lilly & Co.	$26,196,106	2.7%
Costco Wholesale Corp.	$25,426,609	2.6%
Total	$570,446,835	58.3%

Class A

1

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	37.7%
Communication Services	17.7%
Consumer Discretionary	13.6%
Health Care	11.9%
Financials	7.3%
Industrials	6.2%
Consumer Staples	5.2%
Materials	1.3%
Short-Term Investments	1.1%
Other assets less liabilities	-2.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VL-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-LCG-A-0154-0625

Class B

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Large Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$978,885,448
# of Portfolio Holdings	55
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net)	$2,741,199

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$103,919,344	10.6%
Microsoft Corp.	$86,990,045	8.9%
Meta Platforms, Inc. - Class A	$64,489,137	6.6%
Amazon.com, Inc.	$62,470,206	6.4%
Netflix, Inc.	$55,523,008	5.7%
Broadcom, Inc.	$50,205,513	5.1%
Alphabet, Inc. - Class C	$49,490,746	5.0%
Visa, Inc. - Class A	$45,736,121	4.7%
Eli Lilly & Co.	$26,196,106	2.7%
Costco Wholesale Corp.	$25,426,609	2.6%
Total	$570,446,835	58.3%

Class B

1

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	37.7%
Communication Services	17.7%
Consumer Discretionary	13.6%
Health Care	11.9%
Financials	7.3%
Industrials	6.2%
Consumer Staples	5.2%
Materials	1.3%
Short-Term Investments	1.1%
Other assets less liabilities	-2.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VL-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-LCG-B-0154-0625

Class A

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Small Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$63,954,957
# of Portfolio Holdings	104
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$119,455

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,543,475	2.4%
AeroVironment, Inc.	$1,282,560	2.0%
SPX Technologies, Inc.	$1,054,539	1.7%
Construction Partners, Inc. - Class A	$1,039,099	1.6%
Alkami Technology, Inc.	$1,023,313	1.6%
Casella Waste Systems, Inc. - Class A	$1,002,768	1.6%
Primoris Services Corp.	$995,294	1.6%
SiTime Corp.	$990,396	1.5%
Ollie's Bargain Outlet Holdings, Inc.	$990,195	1.5%
Celsius Holdings, Inc.	$961,572	1.5%
Total	$10,883,211	17.0%

Class A

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	25.3%
Information Technology	23.4%
Health Care	20.7%
Consumer Discretionary	14.0%
Financials	10.5%
Consumer Staples	3.5%
Materials	1.2%
Energy	0.6%
Short-Term Investments	3.1%
Other assets less liabilities	-2.3%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VS-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-SCG-A-0154-0625

Class B

June 30, 2025

SCAN ME

Please scan QR code for

Portfolio Information

AB VPS Small Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$63,954,957
# of Portfolio Holdings	104
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$119,455

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$1,543,475	2.4%
AeroVironment, Inc.	$1,282,560	2.0%
SPX Technologies, Inc.	$1,054,539	1.7%
Construction Partners, Inc. - Class A	$1,039,099	1.6%
Alkami Technology, Inc.	$1,023,313	1.6%
Casella Waste Systems, Inc. - Class A	$1,002,768	1.6%
Primoris Services Corp.	$995,294	1.6%
SiTime Corp.	$990,396	1.5%
Ollie's Bargain Outlet Holdings, Inc.	$990,195	1.5%
Celsius Holdings, Inc.	$961,572	1.5%
Total	$10,883,211	17.0%

Class B

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	25.3%
Information Technology	23.4%
Health Care	20.7%
Consumer Discretionary	14.0%
Financials	10.5%
Consumer Staples	3.5%
Materials	1.2%
Energy	0.6%
Short-Term Investments	3.1%
Other assets less liabilities	-2.3%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VS-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-SCG-B-0154-0625

Class A

June 30, 2025

AB VPS Sustainable Global Thematic Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$162,412,703
# of Portfolio Holdings	56
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$535,350

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,825,460	4.2%
Flex Ltd.	$5,692,777	3.5%
NVIDIA Corp.	$5,587,632	3.4%
Visa, Inc. - Class A	$4,187,105	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,168,906	2.6%
London Stock Exchange Group PLC	$4,142,011	2.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,085,713	2.5%
Rockwell Automation, Inc.	$3,996,337	2.5%
AIA Group Ltd.	$3,819,038	2.4%
Cameco Corp.	$3,810,226	2.3%
Total	$46,315,205	28.5%

Class A

1

Country Breakdown (% of Net Assets)

Value	Value
United States	62.3%
United Kingdom	5.8%
Brazil	5.5%
Canada	5.0%
Japan	2.7%
Switzerland	2.7%
Taiwan	2.6%
China	2.4%
Hong Kong	2.4%
Germany	1.9%
Italy	1.9%
France	1.4%
India	1.1%
Ireland	1.0%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.6%
Industrials	17.0%
Financials	16.4%
Health Care	12.9%
Consumer Discretionary	6.0%
Utilities	4.7%
Consumer Staples	3.8%
Energy	2.3%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VA-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class A

2

VPS-SGT-A-0154-0625

Class B

June 30, 2025

AB VPS Sustainable Global Thematic Portfolio

SCAN ME

Please scan QR code for

Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Net Assets	$162,412,703
# of Portfolio Holdings	56
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$535,350

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$6,825,460	4.2%
Flex Ltd.	$5,692,777	3.5%
NVIDIA Corp.	$5,587,632	3.4%
Visa, Inc. - Class A	$4,187,105	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,168,906	2.6%
London Stock Exchange Group PLC	$4,142,011	2.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,085,713	2.5%
Rockwell Automation, Inc.	$3,996,337	2.5%
AIA Group Ltd.	$3,819,038	2.4%
Cameco Corp.	$3,810,226	2.3%
Total	$46,315,205	28.5%

Class B

1

Country Breakdown (% of Net Assets)

Value	Value
United States	62.3%
United Kingdom	5.8%
Brazil	5.5%
Canada	5.0%
Japan	2.7%
Switzerland	2.7%
Taiwan	2.6%
China	2.4%
Hong Kong	2.4%
Germany	1.9%
Italy	1.9%
France	1.4%
India	1.1%
Ireland	1.0%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.6%
Industrials	17.0%
Financials	16.4%
Health Care	12.9%
Consumer Discretionary	6.0%
Utilities	4.7%
Consumer Staples	3.8%
Energy	2.3%
Short-Term Investments	1.7%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VA-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Portfolio Information

Class B

2

VPS-SGT-B-0154-0625

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB BALANCED HEDGED ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES–87.8%
FUNDS AND INVESTMENT TRUSTS–87.8%(a)
iShares Core MSCI EAFE ETF		268,700	$22,431,076
iShares Core MSCI Emerging Markets ETF(b)		152,300	9,142,569
iShares Core S&P 500 ETF		83,350	51,752,015
iShares Core U.S. Aggregate Bond ETF		230,400	22,855,680
Vanguard Mid-Cap ETF(b)		12,350	3,455,900
Vanguard Real Estate ETF(b)		32,400	2,885,544
Vanguard Small-Cap ETF(b)		2,050	485,809
Vanguard Total Bond Market ETF		309,600	22,795,848

Total Investment Companies (cost $115,122,654)			135,804,441

	Principal Amount (000)
INFLATION-LINKED SECURITIES–3.3%
UNITED STATES–3.3%
U.S. Treasury Inflation Index 0.125%, 01/15/2032 (TIPS)(c) (cost $5,661,310)	U.S.$	5,639	5,113,384

	Notional Amount
PURCHASED OPTIONS–CALLS–2.0%
OPTIONS ON EQUITY INDICES–2.0%
S&P 500 Index Expiration: Dec 2026; Contracts: 18; Exercise Price: USD 6,100.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	10,980,000	1,303,200

Company		Notional Amount	U.S. $ Value

S&P 500 Index Expiration: Dec 2026; Contracts: 14; Exercise Price: USD 6,000.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	8,400,000	$1,107,960
S&P 500 Index Expiration: Dec 2026; Contracts: 6; Exercise Price: USD 5,300.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	3,180,000	784,710

Total Purchased Options–Calls (premiums paid $2,837,307)			3,195,870

PURCHASED OPTIONS–PUTS–1.7%
OPTIONS ON EQUITY INDICES–1.7%
S&P 500 Index Expiration: Dec 2026; Contracts: 27; Exercise Price: USD 5,600.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	15,120,000	664,740
S&P 500 Index Expiration: Dec 2026; Contracts: 18; Exercise Price: USD 6,100.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	10,980,000	655,650
S&P 500 Index Expiration: Dec 2026; Contracts: 14; Exercise Price: USD 6,000.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	8,400,000	472,150

1

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company		Notional Amount	U.S. $ Value

S&P 500 Index Expiration: Dec 2026; Contracts: 12; Exercise Price: USD 5,700.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	6,840,000	$320,100
S&P 500 Index Expiration: Dec 2026; Contracts: 12; Exercise Price: USD 5,500.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	6,600,000	272,460
S&P 500 Index Expiration: Dec 2026; Contracts: 12; Exercise Price: USD 5,300.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	6,360,000	231,120

Total Purchased Options–Puts (premiums paid $3,553,782)			2,616,220

		Shares
COMMON STOCKS–0.0%
ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Gazprom PJSC(d)(e)(f)(g)		31,460	–0	–
LUKOIL PJSC(d)(e)(f)(g)		790	–0	–

			–0	–

Company	Shares	U.S. $ Value

MATERIALS–0.0%
METALS & MINING–0.0%
MMC Norilsk Nickel PJSC (ADR)(d)(e)(f)(g)	2,540	$–0	–

Total Common Stocks (cost $272,698)		–0	–

SHORT-TERM INVESTMENTS–4.3%
INVESTMENT COMPANIES–4.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(a)(h)(i) (cost $6,617,635)	6,617,635	6,617,635

TOTAL INVESTMENTS–99.1% (cost $134,065,386)		153,347,550
Other assets less liabilities–0.9%		1,320,743

NET ASSETS–100.0%		$154,668,293

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI EAFE Futures	35	September 2025	$4,692,975	$29,359
MSCI Emerging Markets Index Futures	18	September 2025	1,110,150	4,615
S&P 500 E-Mini Futures	37	September 2025	11,569,437	409,055
U.S. Long Bond (CBT) Futures	17	September 2025	1,962,969	57,355
U.S. T-Note 10 Yr (CBT) Futures	373	September 2025	41,822,625	657,521

Sold Contracts
E-Mini Russell 2000 Index Futures	5	September 2025	547,925	(8,488)
S&P Mid 400 E-Mini Futures	5	September 2025	1,562,750	(23,290)

				$1,126,127

2

AB Variable Products Series Fund

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)	Non-income producing security.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Gazprom PJSC	09/28/2021-09/29/2021	$154,653	$–0	–	0.00%
LUKOIL PJSC	06/29/2018-07/09/2021	61,154	–0	–	0.00%
MMC Norilsk Nickel PJSC (ADR)	06/29/2018-10/01/2021	56,891	–0	–	0.00%

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

Currency Abbreviations:

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

TIPS—Treasury Inflation-Protected Securities

See notes to financial statements.

3

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $127,447,751)	$146,729,915	(a)
Affiliated issuers (cost $6,617,635)	6,617,635
Cash	2,735
Foreign currencies, at value (cost $4,105)	4,448
Receivable for investment securities sold	1,622,502
Receivable for variation margin on futures	197,932
Unaffiliated dividends and interest receivable	24,158
Affiliated dividends receivable	20,083
Receivable due from Adviser	969
Receivable for capital stock sold	20

Total assets	155,220,397

LIABILITIES
Payable for investment securities purchased	149,661
Payable for capital stock redeemed	136,999
Custody and accounting fees payable	80,307
Advisory fee payable	54,449
Administrative fee payable	47,100
Distribution fee payable	27,332
Foreign capital gains tax payable	5,943
Directors’ fees payable	1,987
Transfer Agent fee payable	147
Accrued expenses	48,179

Total liabilities	552,104

NET ASSETS	$154,668,293

COMPOSITION OF NET ASSETS
Capital stock, at par	$15,691
Additional paid-in capital	128,116,545
Distributable earnings	26,536,057

NET ASSETS	$154,668,293

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$14,914,294	1,487,751	$ 10.02

B	$139,753,999	14,202,917	$9.84

(a)	Includes securities on loan with a value of $12,860,265 (see Note E).

See notes to financial statements.

4

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$1,671,869
Affiliated issuers	136,738
Interest	90,803
Securities lending income, net	6,037

1,905,447

EXPENSES
Advisory fee (see Note B)	339,879
Distribution fee—Class B	170,518
Transfer agency—Class A	264
Transfer agency—Class B	2,464
Administrative	53,080
Custody and accounting	30,835
Audit and tax	28,158
Printing	25,875
Legal	16,136
Directors’ fees	10,712
Miscellaneous	10,064

Total expenses	687,985
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(6,877)

Net expenses	681,108

Net investment income	1,224,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	119,204
Futures	1,519,492
Foreign currency transactions	(46)
Net change in unrealized appreciation (depreciation) of:
Investments	8,269,849
Futures	2,317,895
Foreign currency denominated assets and liabilities	879

Net gain on investment and foreign currency transactions	12,227,273

NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,451,612

(a)	Net of foreign realized capital gains taxes of $5,943.

See notes to financial statements.

5

BALANCED HEDGED ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,224,339		$2,874,239
Net realized gain on investment and foreign currency transactions	1,638,650		8,556,900
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	10,588,623		2,415,686

Net increase in net assets from operations	13,451,612		13,846,825
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(633,925)
Class B	–0	–	(5,620,894)
CAPITAL STOCK TRANSACTIONS
Net decrease	(15,129,830)		(24,086,380)

Total decrease	(1,678,218)		(16,494,374)
NET ASSETS
Beginning of period	156,346,511		172,840,885

End of period	$154,668,293		$156,346,511

See notes to financial statements.

6

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Hedged Allocation Portfolio (the “Portfolio”) (formerly known as AB Balanced Wealth Strategy Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

8

AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$135,804,441		$–0	–	$–0	–	$135,804,441
Inflation-Linked Securities	–0	–	5,113,384		–0	–	5,113,384
Purchased Options—Calls	–0	–	3,195,870		–0	–	3,195,870
Purchased Options—Puts	–0	–	2,616,220		–0	–	2,616,220
Common Stocks	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	6,617,635		–0	–	–0	–	6,617,635

Total Investments in Securities	142,422,076		10,925,474		0	(a)	153,347,550
Other Financial Instruments(b):
Assets:
Futures	1,157,905		–0	–	–0	–	1,157,905	(c)
Liabilities:
Futures	(31,778)		–0	–	–0	–	(31,778	)(c)

Total	$143,548,203		$10,925,474		$0	(a)	$154,473,677

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

9

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2025, there was no such reimbursement. This fee waiver and/or expense reimbursement agreement extends through May 1, 2026 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $53,080.

10

AB Variable Products Series Fund

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $6,413.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$7,545	$16,192	$17,119	$6,618		$137
AB Government Money Market Portfolio*	6,437	32,885	39,322	–0	–	3

Total				$6,618		$140

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,820,844		$13,740,527
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$24,729,356
Gross unrealized depreciation	(4,321,065)

Net unrealized appreciation	$20,408,291

11

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2025, the Portfolio held futures for hedging and non- hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are

12

AB Variable Products Series Fund

recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2025, the Portfolio held purchased options for hedging and non- hedging purposes.

During the six months ended June 30, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$714,876	*

Equity contracts	Receivable/Payable for variation margin on futures	443,029	*	Receivable/Payable for variation margin on futures	$31,778	*

Equity contracts	Investments in securities, at value	5,812,090

Total		$6,969,995			$31,778

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$170,508	$1,315,626

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,348,984	1,002,269

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(157,866)	(443,551)

Total		$1,361,626	$1,874,344

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2025:

Futures:
Average notional amount of buy contracts	$67,598,360
Average notional amount of sale contracts	$2,373,730	(a)
Purchased Options:
Average notional amount	$88,242,857

(a)	Positions were open for four months during the period.

13

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

					AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,860,265	$–0	–	$13,070,521	$3,487	$2,550	$464

*	As of June 30, 2025.

14

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	4,300		83,454	$40,522		$745,767
Shares issued in reinvestment of dividends and distributions	–0	–	70,909	–0	–	633,925
Shares redeemed	(199,692)		(276,002)	(1,886,811)		(2,489,227)

Net decrease	(195,392)		(121,639)	$(1,846,289)		$(1,109,535)

Class B
Shares sold	200,019		447,965	$1,819,150		$4,013,635
Shares issued on reinvestment of dividends and distributions	–0	–	639,464	–0	–	5,620,894
Shares redeemed	(1,640,875)		(3,631,685)	(15,102,691)		(32,611,374)

Net decrease	(1,440,856)		(2,544,256)	$(13,283,541)		$(22,976,845)

At June 30, 2025, certain shareholders of the Portfolio owned 70% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

ETF Risk—ETFs are investment companies and are subject to market and selection risk. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the Portfolio’s returns.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

15

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Real Assets Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities. The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

16

AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$4,625,970	$1,598,559
Net long-term capital gains	1,628,849	8,895,421

Total taxable distributions paid	$6,254,819	$10,493,980

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,897,149
Accumulated capital and other losses	(8,961,977	)(a)
Unrealized appreciation (depreciation)	11,149,273	(b)

Total accumulated earnings (deficit)	$13,084,445

(a)	As of December 31, 2024, the cumulative deferred loss on straddles was $8,961,977.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

17

BALANCED HEDGED ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.17	$8.78	$8.28	$11.75	$10.61	$10.24

Income From Investment Operations
Net investment income(a)(b)	.09	.18	.16	.15	.16	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76	.59	.89	(2.25)	1.29	.78
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	.00	(c)	–0	–

Net increase (decrease) in net asset value from operations	.85	.77	1.05	(2.10)	1.45	.91

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.19)	(.10)	(.35)	(.06)	(.24)
Distributions from net realized gain on investment transactions	–0	–	(.19)	(.45)	(1.02)	(.25)	(.30)

Total dividends and distributions	–0	–	(.38)	(.55)	(1.37)	(.31)	(.54)

Net asset value, end of period	$10.02	$9.17	$8.78	$8.28	$11.75	$10.61

Total Return
Total investment return based on net asset value(d)*	9.27%	8.84%	13.04%	(18.99)%	13.73%	9.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,914	$15,428	$15,843	$16,241	$21,879	$21,252
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.68	%^	.66%	.69%	.63%	.56%	.55%
Expenses, before waivers/reimbursements(e)‡	.68	%^	.67%	.70%	.71%	.75%	.77%
Net investment income(b)	1.84	%^	1.97%	1.92%	1.50%	1.43%	1.38%
Portfolio turnover rate	2%	6%	4%	135	%**	63	%**	66	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.04%	.09%	.20%	.22%

See footnote summary on page 20.

18

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.01	$8.63	$8.15	$11.58	$10.47	$10.10

Income From Investment Operations
Net investment income(a)(b)	.07	.15	.14	.12	.13	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76	.58	.87	(2.22)	1.26	.78
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	.00	(c)	–0	–

Net increase (decrease) in net asset value from operations	.83	.73	1.01	(2.10)	1.39	.89

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.16)	(.08)	(.31)	(.03)	(.22)
Distributions from net realized gain on investment transactions	–0	–	(.19)	(.45)	(1.02)	(.25)	(.30)

Total dividends and distributions	–0	–	(.35)	(.53)	(1.33)	(.28)	(.52)

Net asset value, end of period	$9.84	$9.01	$8.63	$8.15	$11.58	$10.47

Total Return
Total investment return based on net asset value(d)*	9.21%	8.58%	12.66%	(19.17)%	13.36%	9.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,754	$140,919	$156,998	$161,149	$223,893	$222,427
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.93	%^	.91%	.94%	.88%	.81%	.80%
Expenses, before waivers/reimbursements(e)‡	.94	%^	.92%	.95%	.96%	1.00%	1.02%
Net investment income(b)	1.60	%^	1.71%	1.66%	1.24%	1.20%	1.14%
Portfolio turnover rate	2%	6%	4%	135	%**	63	%**	66	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.04%	.09%	.20%	.22%

See footnote summary on page 20.

19

BALANCED HEDGED ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, for the six months ended June 30, 2025 and for the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, such waiver amounted to .01% (annualized), .01%, .01%, .08%, .19% and .20%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2025, the years ended December 31, 2024 and December 31, 2022 by .03%, .10% and .02%, respectively.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

^	Annualized.

See notes to financial statements.

20

BALANCED HEDGED ALLOCATION PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Hedged Allocation Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

21

BALANCED HEDGED ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors considered the schedule of fees charged by the Adviser for services to any sub-advised funds utilizing investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class B shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class B expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, and the directors note that the Fund’s expense ratio was currently close to the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no

22

AB Variable Products Series Fund

established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-BHA-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–63.7%
INFORMATION TECHNOLOGY–16.7%
COMMUNICATIONS EQUIPMENT–0.4%
Arista Networks, Inc.(a)	2,258	$231,016
Cisco Systems, Inc.	8,380	581,405
F5, Inc.(a)	129	37,967
Juniper Networks, Inc.	736	29,389
Motorola Solutions, Inc.	352	148,002
Nokia Oyj(b)	10,923	56,675
Telefonaktiebolaget LM Ericsson–Class B	5,595	47,811

		1,132,265

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	2,553	252,109
CDW Corp./DE	293	52,327
Celestica, Inc.(a)	258	40,310
Corning, Inc.	1,712	90,034
Halma PLC	844	37,097
Hexagon AB–Class B(b)	4,126	41,588
Jabil, Inc.	239	52,126
Keyence Corp.	410	163,929
Keysight Technologies, Inc.(a)	385	63,086
Kyocera Corp.	2,409	28,933
Murata Manufacturing Co., Ltd.	3,307	48,880
Omron Corp.	353	9,516
Shimadzu Corp.	478	11,818
TDK Corp.	3,839	44,811
TE Connectivity PLC	629	106,093
Teledyne Technologies, Inc.(a)	105	53,792
Trimble, Inc.(a)	547	41,561
Yokogawa Electric Corp.	434	11,594
Zebra Technologies Corp.–Class A(a)	114	35,153

		1,184,757

IT SERVICES–0.9%
Accenture PLC–Class A	1,319	394,236
Akamai Technologies, Inc.(a)	325	25,922
Capgemini SE	362	61,987
CGI, Inc.	448	47,049
Cognizant Technology Solutions Corp.–Class A	1,037	80,917
Fujitsu Ltd.	3,701	89,784
Gartner, Inc.(a)	171	69,122
GoDaddy, Inc.–Class A(a)	315	56,719
International Business Machines Corp.	1,953	575,705
MongoDB, Inc.(a)	181	38,008
NEC Corp.	2,462	71,829

Company	Shares	U.S. $ Value

Nomura Research Institute Ltd.	754	$30,158
NTT Data Group Corp.	1,322	36,594
Obic Co., Ltd.	705	27,414
Okta, Inc.(a)	369	36,889
Otsuka Corp.(b)	460	9,371
SCSK Corp.	292	8,797
Shopify, Inc.–Class A(a)	2,565	295,839
Snowflake, Inc.–Class A(a)	669	149,702
TIS, Inc.	394	13,203
Twilio, Inc.–Class A(a)	324	40,293
VeriSign, Inc.	189	54,583
Wix.com Ltd.(a)	118	18,698

		2,232,819

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–6.2%
Advanced Micro Devices, Inc.(a)	3,422	485,582
Advantest Corp.	1,614	119,647
Analog Devices, Inc.	1,045	248,731
Applied Materials, Inc.	1,712	313,416
ASM International NV	105	67,355
ASML Holding NV	830	665,110
BE Semiconductor Industries NV(b)	181	27,069
Broadcom, Inc.	9,409	2,593,591
Disco Corp.	194	57,471
Entegris, Inc.	337	27,179
First Solar, Inc.(a)(b)	227	37,578
Infineon Technologies AG	2,751	117,391
Intel Corp.(a)	9,184	205,722
KLA Corp.	280	250,807
Lam Research Corp.	2,704	263,207
Lasertec Corp.(b)	171	22,924
Marvell Technology, Inc.	1,824	141,178
Microchip Technology, Inc.	1,122	78,955
Micron Technology, Inc.	2,354	290,130
Monolithic Power Systems, Inc.	107	78,258
NVIDIA Corp.	51,393	8,119,580
NXP Semiconductors NV	535	116,892
ON Semiconductor Corp.(a)	939	49,213
QUALCOMM, Inc.	2,330	371,076
Renesas Electronics Corp.	3,335	41,259
SCREEN Holdings Co., Ltd.	200	16,262
STMicroelectronics NV	1,335	40,934
Teradyne, Inc.	359	32,281
Texas Instruments, Inc.	1,917	398,007
Tokyo Electron Ltd.	944	180,785

		15,457,590

SOFTWARE–5.9%
Adobe, Inc.(a)	898	347,418
ANSYS, Inc.(a)	195	68,488
AppLovin Corp.–Class A(a)	489	171,189
Atlassian Corp.–Class A(a)	365	74,128

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Autodesk, Inc.(a)	449	$138,997
Bentley Systems, Inc.–Class B	356	19,213
Cadence Design Systems, Inc.(a)	578	178,111
Check Point Software Technologies Ltd.(a)	193	42,701
Cloudflare, Inc.–Class A(a)	651	127,485
Coinbase Global, Inc.–Class A(a)	421	147,556
Constellation Software, Inc./Canada	43	157,670
Crowdstrike Holdings, Inc.–Class A(a)	523	266,369
CyberArk Software Ltd.(a)	105	42,722
Dassault Systemes SE	1,355	49,107
Datadog, Inc.–Class A(a)	639	85,837
Descartes Systems Group, Inc. (The)(a)	191	19,402
Docusign, Inc.(a)	450	35,051
Fair Isaac Corp.(a)	52	95,054
Fortinet, Inc.(a)	1,377	145,577
Gen Digital, Inc.	994	29,224
HubSpot, Inc.(a)	111	61,786
Intuit, Inc.	589	463,914
Microsoft Corp.	14,875	7,398,974
MicroStrategy, Inc.–Class A(a)	522	211,008
Monday.com Ltd.(a)	91	28,618
Nemetschek SE	129	18,704
Nice Ltd.(a)	141	23,901
Nutanix, Inc.–Class A(a)	564	43,112
Open Text Corp.	577	16,860
Oracle Corp.	3,544	774,825
Oracle Corp. Japan	81	9,654
Palantir Technologies, Inc.–Class A(a)	4,512	615,076
Palo Alto Networks, Inc.(a)	1,395	285,473
PTC, Inc.(a)	268	46,187
Roper Technologies, Inc.	227	128,673
Sage Group PLC (The)	1,888	32,422
Salesforce, Inc.	2,025	552,197
Samsara, Inc.–Class A(a)	633	25,181
SAP SE	2,200	672,715
ServiceNow, Inc.(a)	436	448,243
Synopsys, Inc.(a)	326	167,134
Temenos AG (REG)	125	8,979
Trend Micro, Inc./Japan	289	19,989
Tyler Technologies, Inc.(a)	96	56,913
WiseTech Global Ltd.(b)	446	31,985
Workday, Inc.–Class A(a)	454	108,960
Xero Ltd.(a)	324	38,339
Zoom Communications, Inc.(a)	559	43,591
Zscaler, Inc.(a)	224	70,323

		14,645,035

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.8%
Apple, Inc.	31,641	6,491,784
Canon, Inc.(b)	2,011	58,327
Dell Technologies, Inc.–Class C	674	82,632
FUJIFILM Holdings Corp.(b)	2,196	47,556
Hewlett Packard Enterprise Co.	2,648	54,152
HP, Inc.	1,897	46,401
Logitech International SA (REG)	338	30,651
NetApp, Inc.	459	48,906
Pure Storage, Inc.–Class A(a)	689	39,673
Ricoh Co., Ltd.(b)	606	5,719
Seagate Technology Holdings PLC	471	67,979
Super Micro Computer, Inc.(a)(b)	1,122	54,989
Western Digital Corp.(b)	769	49,208

		7,077,977

		41,730,443

FINANCIALS–10.8%
BANKS–4.2%
ABN AMRO Bank NV(b)	831	22,691
AIB Group PLC	4,042	33,358
ANZ Group Holdings Ltd.	6,258	120,008
Banco Bilbao Vizcaya Argentaria SA	12,138	186,904
Banco BPM SpA	2,842	33,173
Banco de Sabadell SA	10,428	33,198
Banco Santander SA	31,915	264,284
Bank Hapoalim BM	2,489	47,809
Bank Leumi Le-Israel BM	3,029	56,356
Bank of America Corp.	15,217	720,069
Bank of Ireland Group PLC	1,839	26,206
Bank of Montreal	1,525	169,002
Bank of Nova Scotia (The)	2,624	145,098
Bankinter SA(b)	1,117	14,582
Banque Cantonale Vaudoise (REG)(b)	67	7,727
Barclays PLC	30,122	139,187
BNP Paribas SA	2,144	192,320
BOC Hong Kong Holdings Ltd.–Class H	7,531	32,784
BPER Banca SpA(b)	1,661	15,076
CaixaBank SA	8,202	71,069
Canadian Imperial Bank of Commerce	1,980	140,545
Chiba Bank Ltd. (The)	662	6,118
Citigroup, Inc.	3,965	337,501
Citizens Financial Group, Inc.	972	43,497

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Commerzbank AG	1,819	$57,322
Commonwealth Bank of Australia	3,525	429,022
Concordia Financial Group Ltd.	1,448	9,397
Credit Agricole SA	2,090	39,539
Danske Bank A/S	1,408	57,508
DBS Group Holdings Ltd.(a)	4,450	157,094
DNB Bank ASA	1,810	50,055
Erste Group Bank AG	685	58,311
Fifth Third Bancorp	1,359	55,896
FinecoBank Banca Fineco SpA	1,136	25,201
First Citizens BancShares, Inc./NC–Class A	21	41,086
Hang Seng Bank Ltd.–Class H	1,585	23,785
HSBC Holdings PLC	37,224	450,268
Huntington Bancshares, Inc./OH	2,941	49,291
ING Groep NV	6,629	145,292
Intesa Sanpaolo SpA	31,874	183,607
Israel Discount Bank Ltd.–Class A	2,136	21,306
Japan Post Bank Co., Ltd.	3,447	37,161
JPMorgan Chase & Co.	5,890	1,707,570
KBC Group NV	511	52,740
KeyCorp	1,764	30,729
Lloyds Banking Group PLC	126,685	133,211
M&T Bank Corp.	359	69,642
Mediobanca Banca di Credito Finanziario SpA(b)	891	20,734
Mitsubishi UFJ Financial Group, Inc.	24,146	329,197
Mizrahi Tefahot Bank Ltd.	346	22,570
Mizuho Financial Group, Inc.	5,030	139,632
National Australia Bank Ltd.(b)	6,450	167,170
National Bank of Canada(b)	820	84,616
NatWest Group PLC	17,014	119,489
Nordea Bank Abp	6,617	98,181
Oversea-Chinese Banking Corp., Ltd.	6,934	88,917
PNC Financial Services Group, Inc. (The)	834	155,474
Regions Financial Corp.	1,763	41,466
Resona Holdings, Inc.	3,965	36,620
Royal Bank of Canada	2,981	392,877
Skandinaviska Enskilda Banken AB(b)	3,239	56,458
Societe Generale SA	1,512	86,493
Standard Chartered PLC	4,178	69,140
Sumitomo Mitsui Financial Group, Inc.	7,772	195,706
Sumitomo Mitsui Trust Group, Inc.	1,334	35,481

Svenska Handelsbanken AB–Class A	2,871	38,435
Swedbank AB–Class A	1,697	44,947
Toronto-Dominion Bank (The)	3,690	271,408
Truist Financial Corp.	2,758	118,566
UniCredit SpA	2,953	198,097
United Overseas Bank Ltd.	2,692	76,194
US Bancorp	3,282	148,511
Wells Fargo & Co.	6,870	550,424
Westpac Banking Corp.	7,210	160,686

		10,491,084

CAPITAL MARKETS–2.2%
3i Group PLC	2,050	116,014
Ameriprise Financial, Inc.	202	107,813
Amundi SA	137	11,105
Ares Management Corp.–Class A	454	78,633
ASX Ltd.	432	19,835
Bank of New York Mellon Corp. (The)	1,513	137,849
Blackrock, Inc.	311	326,317
Blackstone, Inc.	1,537	229,904
Brookfield Asset Management Ltd.–Class A	910	50,367
Brookfield Corp.	2,871	177,689
Carlyle Group, Inc. (The)(b)	522	26,831
Cboe Global Markets, Inc.	233	54,338
Charles Schwab Corp. (The)	3,629	331,110
CME Group, Inc.	759	209,196
CVC Capital Partners PLC(b)(c)	206	4,236
Daiwa Securities Group, Inc.	2,225	15,802
Deutsche Bank AG (REG)	3,898	115,558
Deutsche Boerse AG	397	129,696
EQT AB(b)	828	27,776
Euronext NV	174	29,813
FactSet Research Systems, Inc.	85	38,019
Futu Holdings Ltd. (ADR)	140	17,303
Goldman Sachs Group, Inc. (The)	655	463,576
Hong Kong Exchanges & Clearing Ltd.–Class H	2,537	136,456
IGM Financial, Inc.(b)	184	5,813
Interactive Brokers Group, Inc.–Class A	972	53,858
Intercontinental Exchange, Inc.	1,210	221,999
Japan Exchange Group, Inc.	1,716	17,383
Julius Baer Group Ltd.	458	31,068
KKR & Co., Inc.	1,310	174,269
London Stock Exchange Group PLC	1,004	146,832
LPL Financial Holdings, Inc.	178	66,745

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Macquarie Group Ltd.	763	$114,759
Moody’s Corp.	341	171,042
Morgan Stanley	2,548	358,911
MSCI, Inc.	164	94,585
Nasdaq, Inc.	901	80,567
Nomura Holdings, Inc.	5,815	38,319
Northern Trust Corp.	434	55,027
Partners Group Holding AG	51	66,725
Raymond James Financial, Inc.	433	66,409
Robinhood Markets, Inc.–Class A(a)	1,540	144,190
S&P Global, Inc.	661	348,539
SBI Holdings, Inc.	595	20,733
Schroders PLC	611	3,039
Singapore Exchange Ltd.	1,635	19,145
State Street Corp.	642	68,270
T. Rowe Price Group, Inc.	494	47,671
TMX Group Ltd.	618	26,195
Tradeweb Markets, Inc.–Class A	259	37,918
UBS Group AG (REG)(a)	6,927	235,184

		5,570,431

CONSUMER FINANCE–0.3%
American Express Co.	1,182	377,034
Capital One Financial Corp.	1,347	286,588
Synchrony Financial	865	57,730

		721,352

FINANCIAL SERVICES–2.0%
Adyen NV(a)	54	99,173
Apollo Global Management, Inc.	841	119,313
Banca Mediolanum SpA	196	3,378
Berkshire Hathaway, Inc.–Class B(a)	2,823	1,371,329
Block, Inc.(a)	1,168	79,342
Corebridge Financial, Inc.	556	19,738
Corpay, Inc.(a)	149	49,441
Edenred SE	537	16,679
Equitable Holdings, Inc.	679	38,092
Eurazeo SE	89	6,363
EXOR NV(d)	197	19,887
Fidelity National Information Services, Inc.	1,116	90,853
Fiserv, Inc.(a)	1,177	202,927
Global Payments, Inc.	547	43,782
Groupe Bruxelles Lambert NV	185	15,792
Industrivarden AB–Class A	265	9,634
Industrivarden AB–Class C	344	12,457
Infratil Ltd.	1,239	7,995
Investor AB–Class B	3,645	108,014
Jack Henry & Associates, Inc.	162	29,187
L E Lundbergforetagen AB–Class B	169	8,436
M&G PLC	3,612	12,767

Mastercard, Inc.–Class A	1,716	964,289
Mitsubishi HC Capital, Inc.(b)	1,236	9,100
Nexi SpA	257	1,535
ORIX Corp.	2,297	51,836
PayPal Holdings, Inc.(a)	1,980	147,154
Sofina SA	35	11,576
Toast, Inc.–Class A(a)(b)	989	43,803
Visa, Inc.–Class A	3,630	1,288,831
Wise PLC–Class A(a)	1,150	16,428

		4,899,131

INSURANCE–2.1%
Admiral Group PLC	579	26,001
Aegon Ltd.(b)	2,248	16,291
Aflac, Inc.	1,092	115,162
Ageas SA/NV	332	22,459
AIA Group Ltd.–Class H	22,525	204,041
Allianz SE (REG)	814	330,348
Allstate Corp. (The)	559	112,532
American Financial Group, Inc./OH	149	18,805
American International Group, Inc.	1,230	105,276
Aon PLC–Class A	410	146,272
Arch Capital Group Ltd.	781	71,110
Arthur J Gallagher & Co.	539	172,545
ASR Nederland NV	329	21,861
Aviva PLC	5,357	45,544
AXA SA	3,732	183,260
Baloise Holding AG (REG)	92	21,698
Brown & Brown, Inc.	542	60,092
Chubb Ltd.	802	232,356
Cincinnati Financial Corp.	349	51,973
Dai-ichi Life Holdings, Inc.	7,105	54,017
Erie Indemnity Co.–Class A	57	19,767
Everest Group Ltd.	95	32,286
Fairfax Financial Holdings Ltd.	44	79,421
Fidelity National Financial, Inc.	581	32,571
Generali	1,782	63,388
Gjensidige Forsikring ASA	444	11,255
Great-West Lifeco, Inc.(b)	613	23,314
Hannover Rueck SE	135	42,540
Hartford Insurance Group, Inc. (The)	633	80,309
Helvetia Holding AG (REG)	83	19,486
iA Financial Corp., Inc.	208	22,803
Insurance Australia Group Ltd.	4,386	26,075
Intact Financial Corp.	374	86,967
Japan Post Holdings Co., Ltd.	3,432	31,788
Japan Post Insurance Co., Ltd.	392	8,875
Legal & General Group PLC	11,630	40,693

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Loews Corp.	398	$36,481
Manulife Financial Corp.	3,629	116,032
Markel Group, Inc.(a)	29	57,923
Marsh & McLennan Cos., Inc.	1,038	226,948
Medibank Pvt. Ltd.	4,545	15,094
MetLife, Inc.	1,220	98,112
MS&AD Insurance Group Holdings, Inc.	2,568	57,409
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	282	183,112
NN Group NV	598	39,790
Phoenix Group Holdings PLC	996	9,011
Poste Italiane SpA	786	16,888
Power Corp. of Canada(b)	1,111	43,396
Principal Financial Group, Inc.	496	39,397
Progressive Corp. (The)	1,235	329,572
Prudential Financial, Inc.	741	79,613
Prudential PLC	5,385	67,400
QBE Insurance Group Ltd.	3,035	46,736
Sampo Oyj–Class A(b)	4,916	52,909
Sompo Holdings, Inc.	1,800	54,243
Sun Life Financial, Inc.	1,197	79,648
Suncorp Group Ltd.(a)	2,046	29,159
Swiss Life Holding AG (REG)	64	64,791
Swiss Re AG	636	110,020
T&D Holdings, Inc.	996	21,862
Talanx AG	144	18,668
Tokio Marine Holdings, Inc.	3,870	164,015
Travelers Cos., Inc. (The)	478	127,884
Tryg A/S	754	19,492
Unipol Assicurazioni SpA	546	10,813
W R Berkley Corp.	675	49,592
Willis Towers Watson PLC	221	67,737
Zurich Insurance Group AG	309	216,214

		5,183,142

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)–0.0%
Annaly Capital Management, Inc.	1,068	20,100

		26,885,240

INDUSTRIALS–7.3%
AEROSPACE & DEFENSE–1.6%
Airbus SE	1,252	261,919
Axon Enterprise, Inc.(a)	154	127,503
BAE Systems PLC	6,345	164,671
Boeing Co. (The)(a)	1,585	332,105
CAE, Inc.(a)	675	19,783
Dassault Aviation SA	44	15,557

Elbit Systems Ltd.	60	26,726
General Dynamics Corp.	481	140,289
General Electric Co.	2,247	578,355
HEICO Corp.	98	32,144
HEICO Corp.–Class A	168	43,470
Howmet Aerospace, Inc.	811	150,952
Kongsberg Gruppen ASA	970	37,614
L3Harris Technologies, Inc.	396	99,333
Leonardo SpA(b)	900	50,784
Lockheed Martin Corp.	445	206,097
Melrose Industries PLC	2,075	15,113
MTU Aero Engines AG	120	53,311
Northrop Grumman Corp.	289	144,494
Rheinmetall AG	95	201,181
Rolls-Royce Holdings PLC	17,856	236,639
RTX Corp.	2,812	410,608
Saab AB–Class B	712	39,810
Safran SA	759	247,528
Singapore Technologies Engineering Ltd.	2,908	17,831
Textron, Inc.	404	32,437
Thales SA	207	61,122
TransDigm Group, Inc.	119	180,956

		3,928,332

AIR FREIGHT & LOGISTICS–0.2%
CH Robinson Worldwide, Inc.	263	25,235
Deutsche Post AG	2,022	93,659
DSV A/S	431	103,377
Expeditors International of Washington, Inc.	304	34,732
FedEx Corp.	480	109,109
InPost SA(a)	197	3,278
SG Holdings Co., Ltd.(b)	652	7,262
United Parcel Service, Inc.–Class B	1,545	155,952

		532,604

BUILDING PRODUCTS–0.4%
AGC, Inc.(b)	422	12,380
Allegion PLC	192	27,671
Assa Abloy AB–Class B	2,073	64,809
Builders FirstSource, Inc.(a)	253	29,523
Carlisle Cos., Inc.(b)	99	36,967
Carrier Global Corp.	1,638	119,885
Cie de Saint-Gobain SA	946	111,132
Daikin Industries Ltd.	556	65,265
Geberit AG (REG)	75	59,066
Johnson Controls International PLC	1,391	146,917
Kingspan Group PLC	344	29,312
Lennox International, Inc.	71	40,700
Masco Corp.	471	30,314
Nibe Industrier AB–Class B(b)	2,145	9,158
Otis Worldwide Corp.	827	81,889
Owens Corning	190	26,129

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

ROCKWOOL A/S–Class B	210	$9,843
Trane Technologies PLC	473	206,895

		1,107,855

COMMERCIAL SERVICES & SUPPLIES–0.4%
Brambles Ltd.	2,720	42,007
Cintas Corp.	766	170,719
Copart, Inc.(a)	1,933	94,852
Dai Nippon Printing Co., Ltd.	493	7,484
Element Fleet Management Corp.(b)	682	17,083
GFL Environmental, Inc.	468	23,624
RB Global, Inc.(b)	412	43,770
Rentokil Initial PLC	4,566	22,030
Republic Services, Inc.	461	113,687
Rollins, Inc.	647	36,504
Secom Co., Ltd.	840	30,177
Securitas AB–Class B	755	11,304
TOPPAN Holdings, Inc.	436	11,845
Veralto Corp.	552	55,724
Waste Connections, Inc.	545	101,763
Waste Management, Inc.	848	194,039

		976,612

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA(b)	393	27,316
AECOM	295	33,294
Bouygues SA	421	19,040
Eiffage SA	153	21,498
EMCOR Group, Inc.	102	54,559
Ferrovial SE	1,038	55,370
Kajima Corp.	903	23,552
Obayashi Corp.	1,053	15,955
Quanta Services, Inc.	313	118,339
Skanska AB–Class B	549	12,789
Stantec, Inc.	254	27,637
Taisei Corp.	300	17,472
Vinci SA	1,043	153,812
WSP Global, Inc.(b)	291	59,358

		639,991

ELECTRICAL EQUIPMENT–0.8%
ABB Ltd. (REG)	3,331	199,623
AMETEK, Inc.	486	87,946
Eaton Corp. PLC	826	294,874
Emerson Electric Co.	1,188	158,396
Fuji Electric Co., Ltd.	340	15,658
Fujikura Ltd.	500	26,303
GE Vernova, Inc.	576	304,790
Hubbell, Inc.	120	49,009
Legrand SA	584	78,273
Mitsubishi Electric Corp.	3,917	84,251

NIDEC Corp.	1,500	29,150
Prysmian SpA	625	44,249
Ralliant Corp.(a)	252	12,236
Rockwell Automation, Inc.	252	83,707
Schneider Electric SE	1,152	309,295
Siemens Energy AG(a)	1,431	167,256
Vertiv Holdings Co.–Class A	760	97,591
Vestas Wind Systems A/S	1,943	29,186

		2,071,793

GROUND TRANSPORTATION–0.6%
Canadian National Railway Co.	1,126	117,326
Canadian Pacific Kansas City Ltd.	1,960	155,706
Central Japan Railway Co.	1,635	36,550
CSX Corp.	3,990	130,194
East Japan Railway Co.	1,739	37,407
Grab Holdings Ltd.–Class A(a)	4,403	22,147
Hankyu Hanshin Holdings, Inc.	426	11,580
JB Hunt Transport Services, Inc.	178	25,561
MTR Corp., Ltd.–Class H	2,764	9,939
Norfolk Southern Corp.	477	122,098
Old Dominion Freight Line, Inc.	426	69,140
TFI International, Inc.(b)	177	15,889
Tokyo Metro Co., Ltd.	600	6,982
Tokyu Corp.	639	7,602
U-Haul Holding Co.	216	11,744
Uber Technologies, Inc.(a)	3,965	369,934
Union Pacific Corp.	1,263	290,591
West Japan Railway Co.	896	20,483

		1,460,873

INDUSTRIAL CONGLOMERATES–0.5%
3M Co.	1,136	172,945
CK Hutchison Holdings Ltd.–Class H	5,047	31,078
DCC PLC	220	14,278
Hikari Tsushin, Inc.	38	11,220
Hitachi Ltd.	9,647	280,383
Honeywell International, Inc.	1,367	318,347
Investment AB Latour–Class B(b)	329	8,677
Jardine Matheson Holdings Ltd.	340	16,341
Keppel Ltd.	2,974	17,367
Lifco AB–Class B	518	20,993
Sekisui Chemical Co., Ltd.	783	14,181
Siemens AG (REG)	1,601	411,230
Smiths Group PLC	746	23,010

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Swire Pacific Ltd.–Class H	356	$3,052

		1,343,102

MACHINERY–1.2%
Alfa Laval AB(b)	643	27,082
Alstom SA(a)	535	12,487
Atlas Copco AB–Class A(b)	5,657	91,451
Atlas Copco AB–Class B	3,126	44,491
Caterpillar, Inc.	1,007	390,927
CNH Industrial NV	1,553	20,127
Cummins, Inc.	291	95,302
Daifuku Co., Ltd.	706	18,162
Daimler Truck Holding AG	1,057	50,148
Deere & Co.	544	276,619
Dover Corp.	305	55,885
Epiroc AB–Class A(b)	1,243	27,047
Epiroc AB–Class B	612	11,734
FANUC Corp.	1,877	50,955
Fortive Corp.	757	39,462
GEA Group AG	326	22,853
Graco, Inc.	374	32,153
Hoshizaki Corp.	202	6,961
IDEX Corp.	168	29,496
IHI Corp.	347	37,533
Illinois Tool Works, Inc.	588	145,383
Indutrade AB(b)	607	16,574
Ingersoll Rand, Inc.	837	69,622
Knorr-Bremse AG	161	15,617
Komatsu Ltd.	1,838	60,642
Kone Oyj–Class B	756	49,806
Kubota Corp.(b)	1,700	19,171
Makita Corp.	495	15,245
Metso Oyj(b)	978	12,675
MINEBEA MITSUMI, Inc.	733	10,719
Mitsubishi Heavy Industries Ltd.	6,750	168,915
Nordson Corp.	121	25,939
PACCAR, Inc.	1,106	105,136
Parker-Hannifin Corp.	272	189,984
Pentair PLC	367	37,676
Rational AG	12	10,084
Sandvik AB	2,148	49,323
Schindler Holding AG	91	33,886
Schindler Holding AG (REG)	53	19,254
SKF AB–Class B(b)	531	12,197
SMC Corp.	121	43,362
Snap-on, Inc.	117	36,408
Spirax Group PLC	164	13,411
Techtronic Industries Co., Ltd.–Class H	2,817	31,083
Toyota Industries Corp.(a)	343	38,712
Trelleborg AB–Class B(b)	450	16,763
VAT Group AG(b)(c)	60	25,424
Volvo AB–Class B	3,346	94,148
Wartsila Oyj Abp(b)	890	21,035
Westinghouse Air Brake Technologies Corp.	381	79,762

Xylem, Inc./NY	542	70,113
Yangzijiang Shipbuilding Holdings Ltd.	5,000	8,725

		2,887,669

MARINE TRANSPORTATION–0.1%
AP Moller–Maersk A/S–Class A	7	12,915
AP Moller–Maersk A/S–Class B	10	18,597
Kawasaki Kisen Kaisha Ltd.	700	9,913
Kuehne & Nagel International AG (REG)	108	23,387
Mitsui OSK Lines Ltd.	717	23,947
Nippon Yusen KK	889	31,982
SITC International Holdings Co., Ltd.–Class H	2,000	6,408

		127,149

PASSENGER AIRLINES–0.1%
ANA Holdings, Inc.	295	5,776
Delta Air Lines, Inc.	363	17,852
Deutsche Lufthansa AG (REG)	731	6,206
International Consolidated Airlines Group SA(b)	1,672	7,877
Japan Airlines Co., Ltd.	258	5,262
Qantas Airways Ltd.	936	6,613
Ryanair Holdings PLC	1,710	48,505
Singapore Airlines Ltd.(b)	2,936	16,103
United Airlines Holdings, Inc.(a)	182	14,493

		128,687

PROFESSIONAL SERVICES–0.6%
Automatic Data Processing, Inc.	857	264,299
Booz Allen Hamilton Holding Corp.	282	29,365
Broadridge Financial Solutions, Inc.	261	63,431
Bureau Veritas SA	706	24,097
Computershare Ltd.	983	25,788
Equifax, Inc.	278	72,105
Experian PLC	1,934	99,729
Intertek Group PLC	356	23,189
Jacobs Solutions, Inc.	274	36,017
Leidos Holdings, Inc.	271	42,753
Paychex, Inc.	683	99,349
Paycom Software, Inc.	116	26,842
Randstad NV(b)	241	11,139
Recruit Holdings Co., Ltd.	2,965	174,362
RELX PLC	3,891	210,883
SGS SA (REG)	358	36,350
SS&C Technologies Holdings, Inc.	492	40,738

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Teleperformance SE	120	$11,655
Thomson Reuters Corp.	351	70,584
TransUnion	434	38,192
Verisk Analytics, Inc.	295	91,893
Wolters Kluwer NV	502	83,954

		1,576,714

TRADING COMPANIES & DISTRIBUTORS–0.5%
AddTech AB–Class B(b)	578	19,705
AerCap Holdings NV	410	47,970
Ashtead Group PLC	961	61,625
Beijer Ref AB(b)	531	8,380
Brenntag SE	273	18,086
Bunzl PLC	728	23,199
Fastenal Co.	2,416	101,472
Ferguson Enterprises, Inc.	418	91,019
ITOCHU Corp.	2,504	131,122
Marubeni Corp.	2,852	57,491
Mitsubishi Corp.	7,201	143,890
Mitsui & Co., Ltd.	5,201	105,996
MonotaRO Co., Ltd.	279	5,492
Reece Ltd.(b)	22	208
Rexel SA	497	15,329
SGH Ltd.	452	16,098
Sumitomo Corp.	2,189	56,491
Toromont Industries Ltd.	181	16,268
Toyota Tsusho Corp.	1,135	25,709
United Rentals, Inc.	138	103,969
Watsco, Inc.	78	34,446
WW Grainger, Inc.	97	100,903

		1,184,868

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA	1,670	44,578
Aeroports de Paris SA	77	9,654
Auckland International Airport Ltd.	2,700	12,747
Getlink SE	379	7,316
Transurban Group	6,381	58,711

		133,006

		18,099,255

CONSUMER DISCRETIONARY–6.4%
AUTOMOBILE COMPONENTS–0.1%
Aisin Corp.	719	9,198
Aptiv PLC(a)	510	34,792
Bridgestone Corp.(b)	1,146	46,863
Cie Generale des Etablissements Michelin SCA	1,356	50,435
Continental AG	245	21,383
Denso Corp.	3,768	50,850
Magna International, Inc.	595	23,001

Sumitomo Electric Industries Ltd.	1,279	27,426

		263,948

AUTOMOBILES–1.2%
Bayerische Motoren Werke AG	645	57,443
Bayerische Motoren Werke AG (Preference Shares)(a)	124	10,298
Dr. Ing hc F Porsche AG (Preference Shares)(a)(c)	253	12,504
Ferrari NV	266	130,316
Ford Motor Co.	8,205	89,024
General Motors Co.	2,035	100,142
Honda Motor Co., Ltd.	8,852	85,358
Isuzu Motors Ltd.	1,112	14,087
Mercedes-Benz Group AG	1,521	88,614
Nissan Motor Co., Ltd.(a)	2,841	6,874
Porsche Automobil Holding SE (Preference Shares)	340	13,498
Renault SA	427	19,704
Rivian Automotive, Inc.–Class A(a)(b)	1,400	19,236
Stellantis NV(b)	3,983	39,894
Subaru Corp.	995	17,250
Suzuki Motor Corp.	3,011	36,301
Tesla, Inc.(a)	6,098	1,937,091
Toyota Motor Corp.	19,961	343,788
Volkswagen AG (Preference Shares)	459	48,523
Yamaha Motor Co., Ltd.(b)	1,315	9,840

		3,079,785

BROADLINE RETAIL–2.2%
Amazon.com, Inc.(a)	20,118	4,413,688
Canadian Tire Corp., Ltd.–Class A(b)	115	15,656
Cie Financiere Richemont SA (REG)–Class A	1,133	214,401
Dollarama, Inc.	617	86,935
eBay, Inc.	973	72,450
MercadoLibre, Inc.(a)	97	253,522
Next PLC	260	44,406
Pan Pacific International Holdings Corp.	771	26,519
Prosus NV(a)	2,756	154,629
Rakuten Group, Inc.(a)	2,435	13,417
Wesfarmers Ltd.	2,390	133,380

		5,429,003

DISTRIBUTORS–0.0%
D’ieteren Group	48	10,337
Genuine Parts Co.	309	37,485
LKQ Corp.	575	21,281
Pool Corp.(b)	84	24,484

		93,587

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DIVERSIFIED CONSUMER SERVICES–0.0%
Pearson PLC	989	$14,569

HOTELS, RESTAURANTS & LEISURE–1.2%
Accor SA	424	22,221
Airbnb, Inc.–Class A(a)	918	121,488
Amadeus IT Group SA(b)	943	79,668
Aristocrat Leisure Ltd.	1,128	48,329
Booking Holdings, Inc.	70	405,247
Carnival Corp.(a)	2,129	59,867
Chipotle Mexican Grill, Inc.(a)	2,855	160,308
Compass Group PLC	3,575	121,092
Darden Restaurants, Inc.	261	56,890
Delivery Hero SE(a)	424	11,508
Domino’s Pizza, Inc.	73	32,894
DoorDash, Inc.–Class A(a)	755	186,115
DraftKings, Inc.–Class A(a)	1,001	42,933
Entain PLC	858	10,627
Evolution AB	330	26,210
Expedia Group, Inc.	275	46,387
FDJ United	247	9,692
Flutter Entertainment PLC(a)	373	106,589
Galaxy Entertainment Group Ltd.–Class H	4,343	19,359
Genting Singapore Ltd.(b)	3,748	2,108
Hilton Worldwide Holdings, Inc.	505	134,502
Hyatt Hotels Corp.–Class A(b)	93	12,987
InterContinental Hotels Group PLC	330	37,731
Las Vegas Sands Corp.	786	34,199
Lottery Corp., Ltd. (The)(b)	3,448	12,096
Marriott International, Inc./MD–Class A	493	134,693
McDonald’s Corp.	1,507	440,300
Oriental Land Co., Ltd./Japan	2,081	47,929
Restaurant Brands International, Inc.	692	45,903
Royal Caribbean Cruises Ltd.	539	168,782
Sands China Ltd.–Class H(a)	4,620	9,655
Sodexo SA	197	12,125
Starbucks Corp.	2,393	219,271
Whitbread PLC	392	15,212
Yum! Brands, Inc.	585	86,685
Zensho Holdings Co., Ltd.	200	12,105

		2,993,707

HOUSEHOLD DURABLES–0.3%
Barratt Redrow PLC	2,234	13,989
D.R. Horton, Inc.	631	81,348

Garmin Ltd.	343	71,591
Lennar Corp.–Class A	517	57,185
NVR, Inc.(a)	7	51,700
Panasonic Holdings Corp.	4,700	50,287
PulteGroup, Inc.	449	47,352
Sekisui House Ltd.	1,053	23,176
Sony Group Corp.	12,953	336,782

		733,410

LEISURE PRODUCTS–0.0%
Bandai Namco Holdings, Inc.	1,237	44,333
Shimano, Inc.	160	23,197

		67,530

SPECIALTY RETAIL–1.0%
AutoZone, Inc.(a)	36	133,640
Avolta AG(a)	195	10,622
Best Buy Co., Inc.	447	30,007
Burlington Stores, Inc.(a)	140	32,570
Carvana Co.(a)	254	85,588
Dick’s Sporting Goods, Inc.	125	24,726
Dynatrace, Inc.(a)	666	36,770
Fast Retailing Co., Ltd.	403	138,174
H & M Hennes & Mauritz AB–Class B(b)	914	12,873
Home Depot, Inc. (The)	2,094	767,744
Industria de Diseno Textil SA	2,298	119,879
JD Sports Fashion PLC	1,294	1,578
Kingfisher PLC	2,621	10,467
Lowe’s Cos., Inc.	1,179	261,585
Nitori Holdings Co., Ltd.	162	15,592
O’Reilly Automotive, Inc.(a)	1,815	163,586
Ross Stores, Inc.	693	88,413
Sanrio Co., Ltd.	409	19,777
TJX Cos., Inc. (The)	2,353	290,572
Tractor Supply Co.	1,083	57,150
Ulta Beauty, Inc.(a)	101	47,250
Williams-Sonoma, Inc.	275	44,927
Zalando SE(a)	499	16,466
ZOZO, Inc.	813	8,784

		2,418,740

TEXTILES, APPAREL & LUXURY GOODS–0.4%
adidas AG	360	84,035
Asics Corp.	1,400	35,700
Deckers Outdoor Corp.(a)	338	34,838
Gildan Activewear, Inc.	320	15,768
Hermes International SCA	67	181,628
Kering SA	166	36,164
Lululemon Athletica, Inc.(a)	245	58,207
LVMH Moet Hennessy Louis Vuitton SE	580	303,560
Moncler SpA	519	29,605
NIKE, Inc.–Class B	2,482	176,321
Pandora A/S	183	32,244

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Swatch Group AG (The)(b)	65	$10,612

		998,682

		16,092,961

HEALTH CARE–6.1%
BIOTECHNOLOGY–0.9%
AbbVie, Inc.	3,726	691,620
Alnylam Pharmaceuticals, Inc.(a)	273	89,023
Amgen, Inc.	1,133	316,345
Argenx SE(a)	136	75,287
Biogen, Inc.(a)	326	40,942
BioMarin Pharmaceutical, Inc.(a)	426	23,417
CSL Ltd.	1,020	161,120
Genmab A/S(a)	143	29,697
Gilead Sciences, Inc.	2,626	291,145
Grifols SA(a)	240	2,928
Incyte Corp.(a)	366	24,925
Natera, Inc.(a)	286	48,317
Neurocrine Biosciences, Inc.(a)	220	27,652
Regeneron Pharmaceuticals, Inc.	226	118,650
Swedish Orphan Biovitrum AB(a)(b)	435	13,239
United Therapeutics Corp.(a)	95	27,298
Vertex Pharmaceuticals, Inc.(a)	542	241,298

		2,222,903

HEALTH CARE EQUIPMENT & SUPPLIES–1.3%
Abbott Laboratories	3,653	496,845
Alcon AG	1,053	93,383
Align Technology, Inc.(a)	155	29,346
Avantor, Inc.(a)	1,144	15,398
Baxter International, Inc.	978	29,614
Becton Dickinson & Co.	605	104,211
BioMerieux	92	12,725
Boston Scientific Corp.(a)	3,116	334,690
Cochlear Ltd.	146	28,875
Coloplast A/S–Class B	281	26,752
Cooper Cos., Inc. (The)(a)	445	31,666
Demant A/S(a)	190	7,939
Dexcom, Inc.(a)	813	70,967
DiaSorin SpA	50	5,352
Edwards Lifesciences Corp.(a)	1,234	96,511
EssilorLuxottica SA	627	172,170
Fisher & Paykel Healthcare Corp., Ltd.	1,074	23,590
GE HealthCare Technologies, Inc.	949	70,292
Hologic, Inc.(a)	499	32,515
Hoya Corp.	748	88,834

IDEXX Laboratories, Inc.(a)	171	91,714
Insulet Corp.(a)	157	49,326
Intuitive Surgical, Inc.(a)	755	410,275
Koninklijke Philips NV(b)	1,638	39,332
Medtronic PLC	2,702	235,533
Olympus Corp.	2,102	24,968
ResMed, Inc.	327	84,366
Siemens Healthineers AG	753	41,802
Smith & Nephew PLC	1,517	23,232
Solventum Corp.(a)	327	24,800
Sonova Holding AG (REG)	113	33,699
STERIS PLC	219	52,608
Straumann Holding AG (REG)(a)	248	32,461
Stryker Corp.	724	286,436
Sysmex Corp.	769	13,386
Terumo Corp.	2,625	48,174
Zimmer Biomet Holdings, Inc.	440	40,132

		3,303,919

HEALTH CARE PROVIDERS & SERVICES–0.8%
Cardinal Health, Inc.	505	84,840
Cencora, Inc.	388	116,342
Centene Corp.(a)	1,013	54,986
Cigna Group (The)	571	188,761
CVS Health Corp.	2,659	183,418
DaVita, Inc.(a)	98	13,960
Elevance Health, Inc.	477	185,534
Fresenius Medical Care AG	489	28,096
Fresenius SE & Co. KGaA	939	47,253
HCA Healthcare, Inc.	389	149,026
Humana, Inc.	269	65,765
Labcorp Holdings, Inc.	186	48,827
McKesson Corp.	264	193,454
Molina Healthcare, Inc.(a)	122	36,344
Quest Diagnostics, Inc.	249	44,728
Sigma Healthcare Ltd.(a)(b)	7,815	15,382
Sonic Healthcare Ltd.	724	12,779
UnitedHealth Group, Inc.	1,927	601,166
Universal Health Services, Inc.–Class B	129	23,368

		2,094,029

HEALTH CARE TECHNOLOGY–0.1%
M3, Inc.	583	8,009
Pro Medicus Ltd.(b)	128	23,953
Veeva Systems, Inc.–Class A(a)	326	93,881

		125,843

LIFE SCIENCES TOOLS & SERVICES–0.5%
Agilent Technologies, Inc.	634	74,819
Danaher Corp.	1,357	268,062

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Eurofins Scientific SE	263	$18,743
Illumina, Inc.(a)	352	33,584
IQVIA Holdings, Inc.(a)	392	61,775
Lonza Group AG (REG)(a)	153	109,420
Mettler-Toledo International, Inc.(a)	47	55,212
QIAGEN NV	480	23,126
Revvity, Inc.(b)	267	25,824
Sartorius AG (Preference Shares)	59	15,027
Sartorius Stedim Biotech	65	15,552
Thermo Fisher Scientific, Inc.	796	322,746
Waters Corp.(a)	133	46,423
West Pharmaceutical Services, Inc.	161	35,227

		1,105,540

PHARMACEUTICALS–2.5%
Astellas Pharma, Inc.	3,469	33,965
AstraZeneca PLC	3,266	454,526
Bayer AG (REG)	2,019	60,827
Bristol-Myers Squibb Co.	4,286	198,399
Chugai Pharmaceutical Co., Ltd.	1,389	72,531
Daiichi Sankyo Co., Ltd.	3,554	82,339
Eisai Co., Ltd.	545	15,653
Eli Lilly & Co.	1,698	1,323,642
Galderma Group AG(a)	274	39,827
GSK PLC	8,669	165,287
Haleon PLC	19,008	97,694
Hikma Pharmaceuticals PLC	370	10,097
Ipsen SA	84	10,006
Johnson & Johnson	5,076	775,359
Kyowa Kirin Co., Ltd.(b)	210	3,595
Merck & Co., Inc.	5,300	419,548
Merck KGaA	288	37,342
Novartis AG (REG)	4,005	486,115
Novo Nordisk A/S–Class B	6,784	470,090
Ono Pharmaceutical Co., Ltd.(b)	321	3,479
Orion Oyj–Class B(b)	241	18,131
Otsuka Holdings Co., Ltd.	978	48,489
Pfizer, Inc.	11,945	289,547
Recordati Industria Chimica e Farmaceutica SpA	256	16,091
Roche Holding AG (BR)	72	25,022
Roche Holding AG (Genusschein)	1,480	483,101
Royalty Pharma PLC–Class A	819	29,509
Sandoz Group AG	930	50,967
Sanofi SA	2,339	226,447
Shionogi & Co., Ltd.	1,365	24,573
Takeda Pharmaceutical Co., Ltd.	3,276	101,140

Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,274	38,112
UCB SA(b)	282	55,486
Zoetis, Inc.	940	146,593

		6,313,529

		15,165,763

COMMUNICATION SERVICES–5.4%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.8%
AT&T, Inc.	15,119	437,544
BCE, Inc.(b)	164	3,637
BT Group PLC(b)	11,193	29,804
Cellnex Telecom SA(b)	1,100	42,832
Charter Communications, Inc.–Class A(a)	206	84,215
Comcast Corp.–Class A	7,944	283,521
Deutsche Telekom AG (REG)	7,352	269,110
Elisa Oyj(b)	316	17,564
HKT Trust & HKT Ltd.–Class H	7,744	11,578
Infrastrutture Wireless Italiane SpA(b)	194	2,372
Koninklijke KPN NV	7,587	37,011
Nippon Telegraph & Telephone Corp.	61,910	66,189
Orange SA	3,794	57,776
Quebecor, Inc.–Class B	344	10,471
Singapore Telecommunications Ltd.	14,771	44,531
Swisscom AG (REG)	58	41,185
Telecom Italia SpA/Milano(a)(b)	12,451	6,152
Telefonica SA(b)	7,259	38,205
Telenor ASA	1,044	16,257
Telia Co. AB	3,946	14,193
Telstra Group Ltd.	7,382	23,538
TELUS Corp.	804	12,912
Verizon Communications, Inc.	8,888	384,584
Washington H Soul Pattinson & Co., Ltd.(b)	531	14,680

		1,949,861

ENTERTAINMENT–1.2%
Bollore SE	758	4,764
Capcom Co., Ltd.	736	25,135
CTS Eventim AG & Co. KGaA	139	17,285
Electronic Arts, Inc.	551	87,995
Konami Group Corp.	230	36,363
Liberty Media Corp.-Liberty Formula One–Class C(a)	471	49,219
Live Nation Entertainment, Inc.(a)	360	54,461

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Netflix, Inc.(a)	901	$1,206,556
Nexon Co., Ltd.	640	12,891
Nintendo Co., Ltd.	2,325	223,269
ROBLOX Corp.–Class A(a)	1,128	118,666
Sea Ltd. (ADR)(a)	806	128,912
Spotify Technology SA(a)	324	248,618
Take-Two Interactive Software, Inc.(a)	371	90,097
Toho Co., Ltd./Tokyo	289	17,050
Universal Music Group NV(b)	2,287	74,192
Walt Disney Co. (The)	3,808	472,230
Warner Bros Discovery, Inc.(a)	4,703	53,896

		2,921,599

INTERACTIVE MEDIA & SERVICES–3.0%
Alphabet, Inc.–Class A	12,286	2,165,162
Alphabet, Inc.–Class C	10,421	1,848,581
Auto Trader Group PLC	1,490	16,877
CAR Group Ltd.	624	15,367
LY Corp.	4,954	18,244
Meta Platforms, Inc.–Class A	4,614	3,405,547
Pinterest, Inc.–Class A(a)	1,173	42,064
REA Group Ltd.(b)	118	18,686
Reddit, Inc.–Class A(a)	154	23,188
Scout24 SE	167	23,054
Snap, Inc.–Class A(a)	1,817	15,790

		7,592,560

MEDIA–0.1%
Dentsu Group, Inc.(b)	426	9,439
Fox Corp.–Class A	484	27,123
Fox Corp.–Class B	314	16,212
Informa PLC	2,471	27,357
News Corp.–Class A	841	24,995
Omnicom Group, Inc.	434	31,222
Publicis Groupe SA	509	57,489
Trade Desk, Inc. (The)–Class A(a)	937	67,455
WPP PLC	1,720	12,110

		273,402

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	6,439	110,561
Rogers Communications, Inc.–Class B(b)	807	23,936
SoftBank Corp.	60,296	93,396
SoftBank Group Corp.	2,062	149,920
T-Mobile US, Inc.	962	229,206
Tele2 AB–Class B	881	12,860
Vodafone Group PLC	39,328	42,099

		661,978

		13,399,400

CONSUMER STAPLES–3.9%
BEVERAGES–0.7%
Anheuser-Busch InBev SA/NV	2,082	143,242
Asahi Group Holdings Ltd.(b)	2,807	37,521
Brown-Forman Corp.–Class B(b)	405	10,899
Carlsberg AS–Class B	213	30,178
Coca-Cola Co. (The)	8,611	609,228
Coca-Cola Europacific Partners PLC	513	47,565
Coca-Cola HBC AG(a)	485	25,338
Constellation Brands, Inc.–Class A	362	58,890
Davide Campari-Milano NV(b)	613	4,127
Diageo PLC	4,687	118,188
Heineken Holding NV	288	21,490
Heineken NV	641	55,923
Keurig Dr. Pepper, Inc.	2,715	89,758
Kirin Holdings Co., Ltd.(b)	1,378	19,311
Molson Coors Beverage Co.–Class B	395	18,996
Monster Beverage Corp.(a)	1,537	96,278
PepsiCo, Inc.	2,889	381,464
Pernod Ricard SA	449	44,788
Suntory Beverage & Food Ltd.(b)	238	7,611

		1,820,795

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.2%
Aeon Co., Ltd.(b)	1,425	43,680
Albertsons Cos., Inc.–Class A	601	12,928
Alimentation Couche-Tard, Inc.	1,591	79,086
Carrefour SA	868	12,244
Coles Group Ltd.	2,630	36,063
Costco Wholesale Corp.	935	925,594
Dollar General Corp.	489	55,932
Dollar Tree, Inc.(a)	455	45,063
Empire Co., Ltd.–Class A	285	11,827
George Weston Ltd.	130	26,073
J Sainsbury PLC	3,911	15,565
Jeronimo Martins SGPS SA	630	15,950
Kesko Oyj–Class B(b)	607	14,971
Kobe Bussan Co., Ltd.	296	9,192
Koninklijke Ahold Delhaize NV	1,909	79,732
Kroger Co. (The)	1,320	94,684
Loblaw Cos. Ltd.	334	55,248
Marks & Spencer Group PLC	3,546	17,258
MatsukiyoCocokara & Co.	700	14,399
Metro, Inc./CN	464	36,449

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Seven & i Holdings Co., Ltd.	4,508	$72,558
Sysco Corp.	1,021	77,331
Target Corp.	960	94,704
Tesco PLC	14,010	77,244
Walmart, Inc.	9,287	908,083
Woolworths Group Ltd.(b)	2,477	50,738

		2,882,596

FOOD PRODUCTS–0.7%
Ajinomoto Co., Inc.	1,916	51,968
Archer-Daniels-Midland Co.	1,068	56,369
Associated British Foods PLC	725	20,484
Barry Callebaut AG (REG)(b)	8	8,745
Bunge Global SA	298	23,923
Chocoladefabriken Lindt & Spruengli AG	3	50,561
Chocoladefabriken Lindt & Spruengli AG (REG)	1	166,726
Conagra Brands, Inc.	838	17,154
Danone SA	1,360	111,280
General Mills, Inc.	1,126	58,338
Hershey Co. (The)	329	54,598
Hormel Foods Corp.	672	20,328
J M Smucker Co. (The)	237	23,273
JDE Peet’s NV(b)	380	10,854
Kellanova	610	48,513
Kerry Group PLC–Class A	367	40,548
Kikkoman Corp.	924	8,571
Kraft Heinz Co. (The)	1,805	46,605
Lotus Bakeries NV	1	9,636
McCormick & Co., Inc./MD	562	42,611
MEIJI Holdings Co., Ltd.	440	9,730
Mondelez International, Inc.–Class A	2,729	184,044
Mowi ASA	771	14,891
Nestle SA (REG)	5,519	548,734
Nissin Foods Holdings Co., Ltd.(b)	392	8,144
Orkla ASA	1,121	12,209
Salmar ASA	148	6,414
Saputo, Inc.	300	6,140
The Campbell’s Co.	431	13,210
Tyson Foods, Inc.–Class A	636	35,578
WH Group Ltd.–Class H	13,049	12,576
Wilmar International Ltd.	1,997	4,508
Yakult Honsha Co., Ltd.(b)	484	9,115

		1,736,378

HOUSEHOLD PRODUCTS–0.5%
Church & Dwight Co., Inc.	548	52,668
Clorox Co. (The)	274	32,899
Colgate-Palmolive Co.	1,623	147,531
Essity AB–Class B	1,162	32,175

Henkel AG & Co. KGaA	231	16,753
Henkel AG & Co. KGaA (Preference Shares)	376	29,547
Kimberly-Clark Corp.	699	90,115
Procter & Gamble Co. (The)	4,939	786,882
Reckitt Benckiser Group PLC	1,436	97,830
Unicharm Corp.(b)	1,846	13,330

		1,299,730

PERSONAL CARE PRODUCTS–0.3%
Beiersdorf AG	221	27,779
Estee Lauder Cos., Inc. (The)–Class A	521	42,097
Kao Corp.(b)	993	44,492
Kenvue, Inc.	4,033	84,411
L’Oreal SA	507	217,175
Shiseido Co., Ltd.(b)	557	9,948
Unilever PLC	5,269	321,547

		747,449

TOBACCO–0.5%
Altria Group, Inc.	3,552	208,254
British American Tobacco PLC	4,173	198,411
Imperial Brands PLC	1,610	63,611
Japan Tobacco, Inc.(b)	2,424	71,410
Philip Morris International, Inc.	3,279	597,204

		1,138,890

		9,625,838

ENERGY–2.2%
ENERGY EQUIPMENT & SERVICES–0.1%
Baker Hughes Co.	2,072	79,441
Halliburton Co.	1,678	34,198
Schlumberger NV	2,864	96,803
Tenaris SA	621	11,640

		222,082

OIL, GAS & CONSUMABLE FUELS–2.1%
Aker BP ASA	703	17,965
ARC Resources Ltd.(b)	1,070	22,559
BP PLC	33,736	168,083
Cameco Corp.	968	71,888
Canadian Natural Resources Ltd.	4,421	138,953
Cenovus Energy, Inc.	2,678	36,441
Cheniere Energy, Inc.	470	114,454
Chevron Corp.	3,495	500,449
ConocoPhillips	2,663	238,978
Coterra Energy, Inc.	1,507	38,248
Devon Energy Corp.	1,217	38,713
Diamondback Energy, Inc.	425	58,395

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Enbridge, Inc.(b)	4,590	$208,138
ENEOS Holdings, Inc.	5,008	24,824
Eni SpA	4,571	73,840
EOG Resources, Inc.	1,162	138,987
EQT Corp.	1,170	68,234
Equinor ASA	1,659	41,896
Expand Energy Corp.	466	54,494
Exxon Mobil Corp.	9,111	982,166
Galp Energia SGPS SA	641	11,734
Hess Corp.	617	85,479
Idemitsu Kosan Co., Ltd.	885	5,367
Imperial Oil Ltd.	396	31,459
Inpex Corp.(b)	1,554	21,814
Keyera Corp.	509	16,648
Kinder Morgan, Inc.	4,212	123,833
Marathon Petroleum Corp.	657	109,134
Neste Oyj(b)	498	6,749
Occidental Petroleum Corp.	1,451	60,956
OMV AG	327	17,783
ONEOK, Inc.	1,316	107,425
Pembina Pipeline Corp.	1,157	43,442
Phillips 66	858	102,359
Repsol SA(b)	2,210	32,324
Santos Ltd.	6,059	30,549
Shell PLC	12,608	439,887
Suncor Energy, Inc.	2,606	97,619
Targa Resources Corp.	484	84,255
TC Energy Corp.(b)	2,189	106,866
Texas Pacific Land Corp.	44	46,481
TotalEnergies SE	4,303	263,011
Tourmaline Oil Corp.	791	38,163
Valero Energy Corp.	661	88,852
Whitecap Resources, Inc.(b)	1,970	13,237
Williams Cos., Inc. (The)	2,571	161,484
Woodside Energy Group Ltd.(b)(d)	3,889	60,073

		5,244,688

		5,466,770

MATERIALS–2.0%
CHEMICALS–1.0%
Air Liquide SA	1,219	251,359
Air Products & Chemicals, Inc.	469	132,286
Akzo Nobel NV(b)	380	26,662
Arkema SA	127	9,378
Asahi Kasei Corp.	1,927	13,718
BASF SE	1,880	92,984
CF Industries Holdings, Inc.	370	34,040
Corteva, Inc.	1,439	107,249
Covestro AG(a)	399	28,388
Croda International PLC	295	11,844
Dow, Inc.	1,394	36,913
DSM-Firmenich AG(a)	414	44,043
DuPont de Nemours, Inc.	931	63,857
Ecolab, Inc.	538	144,959
EMS-Chemie Holding AG(a)(b)	16	12,096

Evonik Industries AG	341	7,045
Givaudan SA (REG)	20	96,991
ICL Group Ltd.	979	6,721
IMCD NV(b)	132	17,753
International Flavors & Fragrances, Inc.	569	41,850
Linde PLC	997	467,772
LyondellBasell Industries NV–Class A	561	32,459
Mitsubishi Chemical Group Corp.	2,042	10,733
Nippon Paint Holdings Co., Ltd.	1,388	11,163
Nippon Sanso Holdings Corp.	350	13,245
Nitto Denko Corp.	1,293	24,970
Novonesis Novozymes B–Class B	784	56,289
Nutrien Ltd.(b)	1,004	58,504
PPG Industries, Inc.	505	57,444
RPM International, Inc.	286	31,414
Sherwin-Williams Co. (The)	504	173,053
Shin-Etsu Chemical Co., Ltd.	3,785	124,988
Sika AG (REG)(a)	321	87,339
Syensqo SA(b)	162	12,549
Symrise AG	296	31,040
Toray Industries, Inc.	2,312	15,826
Yara International ASA	368	13,580

		2,402,504

CONSTRUCTION MATERIALS–0.2%
Amrize Ltd.(a)	1,098	54,772
CRH PLC	1,428	131,090
Heidelberg Materials AG	298	70,178
Holcim AG(a)	1,098	81,537
James Hardie Industries PLC(a)	764	20,516
Martin Marietta Materials, Inc.	136	74,659
Vulcan Materials Co.	294	76,681

		509,433

CONTAINERS & PACKAGING–0.1%
Amcor PLC	4,536	41,686
Avery Dennison Corp.	176	30,883
Ball Corp.	594	33,318
CCL Industries, Inc.–Class B	328	19,127
Crown Holdings, Inc.	260	26,775
International Paper Co.	1,115	52,215
Packaging Corp. of America	200	37,690
SIG Group AG(a)(b)	431	7,972
Smurfit WestRock PLC	1,161	50,097

		299,763

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

METALS & MINING–0.7%
Agnico Eagle Mines Ltd.	1,060	$126,289
Alamos Gold, Inc.–Class A	927	24,656
Anglo American PLC	2,301	67,816
Antofagasta PLC	682	16,956
ArcelorMittal SA	1,043	33,120
Barrick Mining Corp.(b)	3,579	74,510
BHP Group Ltd.(b)	10,691	257,200
BlueScope Steel Ltd.(b)	652	9,936
Boliden AB(a)	632	19,750
Evolution Mining Ltd.	3,592	18,701
First Quantum Minerals Ltd.(a)	1,258	22,347
Fortescue Ltd.(b)	3,276	32,931
Franco-Nevada Corp.	429	70,433
Freeport-McMoRan, Inc.	3,027	131,220
Glencore PLC(a)	21,544	83,949
Ivanhoe Mines Ltd.–Class A(a)(b)	1,046	7,858
JFE Holdings, Inc.	846	9,841
Kinross Gold Corp.	2,405	37,583
Lundin Gold, Inc.	241	12,725
Lundin Mining Corp.(b)	1,064	11,189
Newmont Corp.	2,374	138,309
Nippon Steel Corp.	1,843	34,855
Norsk Hydro ASA	2,201	12,604
Northern Star Resources Ltd.	2,655	32,795
Nucor Corp.	513	66,454
Pan American Silver Corp.	805	22,842
Reliance, Inc.	118	37,040
Rio Tinto Ltd.(b)	826	58,473
Rio Tinto PLC	2,377	138,351
South32 Ltd.	7,500	14,332
Steel Dynamics, Inc.	317	40,579
Sumitomo Metal Mining Co., Ltd.	472	11,632
Teck Resources Ltd.–Class B	1,046	42,301
Wheaton Precious Metals Corp.	952	85,612

		1,805,189

PAPER & FOREST PRODUCTS–0.0%
Holmen AB–Class B(b)	169	6,694
Mondi PLC	680	11,111
Stora Enso Oyj–Class R(b)	790	8,589
Svenska Cellulosa AB SCA–Class B(b)	970	12,613
UPM-Kymmene Oyj(b)	1,003	27,390
West Fraser Timber Co., Ltd.	120	8,800

		75,197

		5,092,086

Company	Shares	U.S. $ Value

UTILITIES–1.6%
ELECTRIC UTILITIES–1.0%
Acciona SA(b)	55	$9,920
Alliant Energy Corp.	571	34,528
American Electric Power Co., Inc.	1,125	116,730
BKW AG	47	10,305
Chubu Electric Power Co., Inc.	1,339	16,569
CK Infrastructure Holdings Ltd.–Class H	1,326	8,781
CLP Holdings Ltd.–Class H	3,458	29,205
Constellation Energy Corp.	660	213,022
Contact Energy Ltd.(b)	888	4,873
Duke Energy Corp.	1,637	193,166
Edison International	856	44,170
EDP SA	5,742	24,945
Elia Group SA/NV(b)	109	12,589
Emera, Inc.	662	30,325
Endesa SA(b)	706	22,363
Enel SpA	17,130	162,576
Entergy Corp.	902	74,974
Evergy, Inc.	512	35,292
Eversource Energy	817	51,978
Exelon Corp.	2,126	92,311
FirstEnergy Corp.	1,093	44,004
Fortis, Inc./Canada(b)	1,116	53,286
Fortum Oyj	715	13,408
Hydro One Ltd.(c)	733	26,413
Iberdrola SA(b)	12,208	234,858
Kansai Electric Power Co., Inc. (The)	1,614	19,142
NextEra Energy, Inc.	4,336	301,005
NRG Energy, Inc.	453	72,743
Origin Energy Ltd.	3,107	22,084
PG&E Corp.	4,546	63,371
Power Assets Holdings Ltd.–Class H	2,358	15,161
PPL Corp.	1,496	50,699
Redeia Corp. SA(b)	655	14,016
Southern Co. (The)	2,310	212,127
SSE PLC	2,250	56,655
Terna–Rete Elettrica Nazionale	2,636	27,101
Verbund AG	151	11,601
Xcel Energy, Inc.	1,207	82,197

		2,508,493

GAS UTILITIES–0.1%
AltaGas Ltd.	662	19,217
APA Group	1,983	10,662
Atmos Energy Corp.	353	54,401
Hong Kong & China Gas Co., Ltd.–Class H	18,947	15,930
Osaka Gas Co., Ltd.	740	18,981
Snam SpA(b)	3,643	22,054

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Tokyo Gas Co., Ltd.	650	$21,620

		162,865

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
Brookfield Renewable Corp.(b)	306	10,029
EDP Renovaveis SA(b)	228	2,551
Meridian Energy Ltd.	1,490	5,359
Orsted AS(a)	374	16,111
RWE AG	1,275	53,280
Vistra Corp.	717	138,962

		226,292

MULTI-UTILITIES–0.4%
Ameren Corp.	601	57,720
Canadian Utilities Ltd.–Class A	296	8,190
CenterPoint Energy, Inc.	1,313	48,240
Centrica PLC	8,885	19,714
CMS Energy Corp.	665	46,071
Consolidated Edison, Inc.	751	75,363
Dominion Energy, Inc.	1,795	101,453
DTE Energy Co.	462	61,197
E.ON SE	4,707	86,729
Engie SA	3,834	90,110
National Grid PLC	10,314	151,396
NiSource, Inc.	1,047	42,236
Public Service Enterprise Group, Inc.	1,046	88,052
Sembcorp Industries Ltd.	1,000	5,387
Sempra	1,373	104,032
Veolia Environnement SA	1,254	44,770
WEC Energy Group, Inc.	710	73,982

		1,104,642

WATER UTILITIES–0.0%
American Water Works Co., Inc.	434	60,374
Essential Utilities, Inc.	582	21,615
Severn Trent PLC	601	22,581
United Utilities Group PLC	1,194	18,749

		123,319

		4,125,611

REAL ESTATE–1.3%
DIVERSIFIED REITs–0.0%
Covivio SA/France	124	7,862
Land Securities Group PLC	982	8,529
Stockland	3,937	13,914
WP Carey, Inc.	487	30,379

		60,684

HEALTH CARE REITs–0.1%
Alexandria Real Estate Equities, Inc.	346	25,130
Healthpeak Properties, Inc.	1,264	22,133

Ventas, Inc.	974	61,508
Welltower, Inc.	1,366	209,995

		318,766

INDUSTRIAL REITs–0.1%
CapitaLand Ascendas REIT(a)	7,639	16,120
Goodman Group	4,278	96,446
Prologis, Inc.	1,953	205,299
Segro PLC	2,320	21,718

		339,583

OFFICE REITs–0.0%
BXP, Inc.(b)	334	22,535
Gecina SA	103	11,338
Nippon Building Fund, Inc.(b)	18	16,621

		50,494

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Azrieli Group Ltd.	94	8,656
CapitaLand Investment Ltd./Singapore(b)	4,504	9,389
CBRE Group, Inc.–Class A(a)	628	87,995
CK Asset Holdings Ltd.–Class H	3,531	15,603
CoStar Group, Inc.(a)	874	70,270
Daito Trust Construction Co., Ltd.	124	13,506
Daiwa House Industry Co., Ltd.	1,095	37,627
Fastighets AB Balder–Class B(a)(b)	893	6,657
FirstService Corp.(b)	91	15,880
Henderson Land Development Co., Ltd.–Class H	2,938	10,318
Hongkong Land Holdings Ltd.	1,595	9,203
Hulic Co., Ltd.(b)	503	5,074
LEG Immobilien SE	166	14,776
Mitsubishi Estate Co., Ltd.	2,067	38,750
Mitsui Fudosan Co., Ltd.	5,275	51,068
Sagax AB–Class B(b)	264	6,049
Sino Land Co., Ltd.–Class H	7,242	7,714
Sumitomo Realty & Development Co., Ltd.	615	23,751
Sun Hung Kai Properties Ltd.–Class H	2,616	30,144
Swiss Prime Site AG (REG)(a)	179	26,872
Unibail-Rodamco-Westfield	270	25,955
Vonovia SE	1,497	53,074
Wharf Holdings Ltd. (The)–Class H(b)	2,000	6,089
Wharf Real Estate Investment Co., Ltd.–Class H	2,876	8,164

AB Variable Products Series Fund

Company		Shares	U.S. $ Value

Zillow Group, Inc.–Class C(a)		364	$25,498

			608,082

RESIDENTIAL REITs–0.2%
American Homes 4 Rent–Class A		739	26,656
AvalonBay Communities, Inc.		317	64,510
Camden Property Trust		238	26,820
Equity LifeStyle Properties, Inc.		404	24,915
Equity Residential		760	51,292
Essex Property Trust, Inc.		143	40,526
Invitation Homes, Inc.		1,144	37,523
Mid-America Apartment Communities, Inc.		260	38,483
Sun Communities, Inc.(b)		284	35,923
UDR, Inc.		700	28,581

			375,229

RETAIL REITs–0.2%
CapitaLand Integrated Commercial Trust(a)		9,430	16,102
Kimco Realty Corp.		1,273	26,758
Klepierre SA(a)		478	18,900
Link REIT–Class H		5,073	27,173
Realty Income Corp.		1,878	108,192
Regency Centers Corp.		384	27,352
Scentre Group		9,520	22,360
Simon Property Group, Inc.		688	110,603
Vicinity Ltd.		5,511	8,997

			366,437

SPECIALIZED REITs–0.4%
American Tower Corp.		986	217,926
Crown Castle, Inc.		917	94,203
Digital Realty Trust, Inc.		710	123,774
Equinix, Inc.		207	164,662
Extra Space Storage, Inc.		472	69,592
Gaming & Leisure Properties, Inc.		611	28,522
Iron Mountain, Inc.		654	67,081
Public Storage		333	97,709
SBA Communications Corp.		241	56,597
VICI Properties, Inc.		2,194	71,524
Weyerhaeuser Co.		1,428	36,685

			1,028,275

			3,147,550

Total Common Stocks (cost $55,724,089)			158,830,917

Company	Principal Amount (000)		U.S. $ Value

GOVERNMENTS– TREASURIES–32.4%
UNITED STATES–32.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	U.S.$	639	$307,178
2.00%, 02/15/2050		304	178,967
2.25%, 08/15/2046		3,477	2,280,086
2.25%, 08/15/2049		287	180,261
2.25%, 02/15/2052		2,209	1,351,729
2.375%, 11/15/2049		584	375,833
2.375%, 05/15/2051		1,716	1,089,741
2.50%, 02/15/2045		212	149,684
2.50%, 05/15/2046		202	139,864
2.75%, 08/15/2047		254	181,467
2.875%, 05/15/2043		221	170,223
2.875%, 08/15/2045		2,897	2,168,183
2.875%, 11/15/2046		187	137,508
2.875%, 05/15/2049		313	225,184
2.875%, 05/15/2052		417	294,180
3.00%, 05/15/2045		265	203,170
3.00%, 02/15/2047		238	178,637
3.00%, 05/15/2047		409	306,799
3.00%, 02/15/2048		350	260,549
3.00%, 08/15/2048		792	586,593
3.00%, 02/15/2049		257	189,396
3.125%, 02/15/2043		487	391,390
3.50%, 02/15/2039		555	501,332
3.625%, 08/15/2043		1,869	1,608,250
3.625%, 05/15/2053		184	149,950
3.75%, 11/15/2043		194	169,766
4.00%, 11/15/2052		208	182,012
4.25%, 05/15/2039		134	130,251
4.25%, 08/15/2054		266	243,725
4.375%, 11/15/2039		502	492,313
4.375%, 08/15/2043		195	186,271
4.50%, 08/15/2039		179	178,178
5.25%, 11/15/2028		2,017	2,108,604
5.375%, 02/15/2031		359	385,131
5.50%, 08/15/2028		762	801,108
6.125%, 11/15/2027		1,389	1,461,862
6.25%, 05/15/2030		374	413,952
U.S. Treasury Notes
0.625%, 05/15/2030		934	802,896
0.625%, 08/15/2030		572	487,289
0.75%, 08/31/2026		1,015	978,070
0.875%, 09/30/2026		1,513	1,457,230
0.875%, 11/15/2030		566	485,522
1.00%, 07/31/2028		2,116	1,950,080
1.125%, 10/31/2026		1,163	1,121,386
1.375%, 11/15/2031		407	347,881
1.50%, 08/15/2026		848	824,624
1.50%, 02/15/2030		1,257	1,137,464
1.625%, 05/15/2031		3,081	2,716,094
1.875%, 02/15/2032		1,787	1,569,838
2.00%, 11/15/2026		4,808	4,687,995
2.25%, 08/15/2027		2,292	2,222,591
2.25%, 11/15/2027		3,588	3,469,394

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Principal Amount (000)		U.S. $ Value

2.375%, 05/15/2027	U.S.$	4,367	$4,258,434
2.375%, 05/15/2029		1,533	1,457,741
2.625%, 02/15/2029		451	433,940
2.75%, 02/15/2028		129	125,603
2.75%, 08/15/2032		949	875,083
2.875%, 05/15/2028		400	391,293
2.875%, 05/15/2032		2,242	2,092,346
3.125%, 11/15/2028		912	894,802
3.125%, 08/31/2029		727	709,043
3.375%, 05/15/2033		1,115	1,063,186
3.50%, 04/30/2028		794	789,664
3.50%, 09/30/2029		608	601,382
3.50%, 02/15/2033		1,420	1,369,176
3.625%, 03/31/2028		1,209	1,206,334
3.625%, 08/31/2029		807	802,667
3.625%, 09/30/2031		599	589,037
3.75%, 12/31/2028		1,202	1,202,351
3.75%, 12/31/2030		503	500,485
3.875%, 08/15/2033		1,128	1,111,518
3.875%, 08/15/2034		868	847,634
4.00%, 06/30/2028		694	699,654
4.00%, 01/31/2029		561	565,953
4.00%, 07/31/2029		752	758,487
4.00%, 02/15/2034		1,299	1,285,858
4.125%, 11/15/2032		1,062	1,069,728
4.25%, 06/30/2029		567	576,945
4.25%, 11/15/2034		316	317,048
4.25%, 05/15/2035		826	827,950
4.375%, 08/31/2028		1,306	1,331,202
4.375%, 11/30/2030		493	505,633
4.375%, 05/15/2034		1,051	1,067,649
4.50%, 05/31/2029		1,211	1,243,821
4.50%, 11/15/2033		1,206	1,239,379
4.625%, 09/30/2028		578	593,940
4.625%, 04/30/2029		1,925	1,985,569
4.625%, 02/15/2035		808	833,595

Total Governments–Treasuries (cost $87,190,734)			80,841,811

AGENCIES–0.8%
AGENCY DEBENTURES–0.8%
Federal Farm Credit Banks Funding Corp. 4.625%, 03/05/2026		219	219,589
Federal Home Loan Banks 4.625%, 11/17/2026		800	807,976
Federal National Mortgage Association 6.625%, 11/15/2030		900	1,018,279

Total Agencies (cost $2,014,245)			2,045,844

PURCHASED OPTIONS–PUTS–0.4%
OPTIONS ON EQUITY INDICES–0.4%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 670; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	3,082,000	65,159
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 240; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	1,104,000	23,340
FTSE 100 Index Expiration: Jun 2026; Contracts: 220; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(a)	GBP	1,672,000	36,458
Nikkei 225 Index Expiration: Jun 2026; Contracts: 15,000; Exercise Price: JPY 30,750.00; Counterparty: UBS AG(a)	JPY	461,250,000	69,594
S&P 500 Index Expiration: Jun 2026; Contracts: 8,400; Exercise Price: USD 5,075.00; Counterparty: UBS AG(a)	USD	42,630,000	926,291

Total Purchased Options–Puts (premiums paid $1,277,087)			1,120,842

		Shares
WARRANTS–0.0%
INFORMATION TECHNOLOGY–0.0%
SOFTWARE–0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(d)(e) (cost $0)		52	–0	–

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–2.6%
INVESTMENT COMPANIES–2.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(f)(g)(h) (cost $6,396,953)	6,396,953	$6,396,953

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.9% (cost $152,603,108)		249,236,367

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
INVESTMENT COMPANIES–0.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(f)(g)(h) (cost $467,808)	467,808	467,808

TOTAL INVESTMENTS–100.1% (cost $153,070,916)		$249,704,175
Other assets less liabilities–(0.1)%		(211,606)

NET ASSETS–100.0%		$249,492,569

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	24	September 2025	$1,505,986	$(4,557)
Micro S&P 500 E-Mini Futures	14	September 2025	437,763	13,090
MSCI EAFE Futures	1	September 2025	134,085	242
Nikkei 225 (OSE) Futures	2	September 2025	562,619	34,141
S&P 500 E-Mini Futures	19	September 2025	5,941,063	210,470
TOPIX Index Futures	3	September 2025	594,875	14,185
U.S. T-Note 2 Yr (CBT) Futures	41	September 2025	8,528,961	26,995
U.S. T-Note 10 Yr (CBT) Futures	71	September 2025	7,960,875	111,945
U.S. Ultra Bond (CBT) Futures	20	September 2025	2,382,500	80,554

Sold Contracts
FTSE 100 Index Futures	4	September 2025	482,596	6,466
Hang Seng Index Futures	1	July 2025	153,402	36
MSCI Singapore ETS Index Futures	1	July 2025	32,344	(511)
S&P/TSX 60 Index Futures	6	September 2025	1,409,950	(11,818)
SPI 200 Futures	1	September 2025	140,466	126
U.S. T-Note 5 Yr (CBT) Futures	13	September 2025	1,417,000	(20,228)

				$461,136

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CHF	2,945	USD	3,609	07/09/2025	$(105,335)
Barclays Capital, Inc.	GBP	1,115	USD	1,508	07/16/2025	(21,830)
Citibank NA	USD	3,362	GBP	2,515	07/16/2025	90,685

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	1,299	EUR	1,134	07/09/2025	$37,075
JPMorgan Chase Bank	EUR	3,104	USD	3,460	07/09/2025	(198,629)
JPMorgan Chase Bank	AUD	3,700	USD	2,411	08/21/2025	(26,961)
JPMorgan Chase Bank	NZD	1,169	USD	708	08/21/2025	(5,215)
Morgan Stanley Capital Services, Inc.	USD	4,289	EUR	3,760	07/09/2025	142,706
Morgan Stanley Capital Services, Inc.	GBP	3,401	USD	4,616	07/16/2025	(53,293)
Morgan Stanley Capital Services, Inc.	USD	1,614	GBP	1,192	07/16/2025	21,607
Morgan Stanley Capital Services, Inc.	USD	1,651	AUD	2,525	08/21/2025	12,428
Morgan Stanley Capital Services, Inc.	USD	7,353	CAD	9,944	08/28/2025	(29,158)
Morgan Stanley Capital Services, Inc.	SEK	11,496	USD	1,216	09/04/2025	(4,555)
State Street Bank & Trust Co.	CHF	243	USD	297	07/09/2025	(8,703)
State Street Bank & Trust Co.	EUR	705	USD	803	07/09/2025	(26,943)
State Street Bank & Trust Co.	USD	713	EUR	620	07/09/2025	17,506
State Street Bank & Trust Co.	GBP	511	USD	681	07/16/2025	(20,428)
State Street Bank & Trust Co.	USD	328	GBP	242	07/16/2025	4,521
State Street Bank & Trust Co.	NZD	186	USD	113	08/21/2025	(391)
State Street Bank & Trust Co.	USD	708	NZD	1,169	08/21/2025	5,768
State Street Bank & Trust Co.	JPY	114,546	USD	783	08/27/2025	(17,845)
UBS	USD	1,571	AUD	2,407	08/21/2025	14,851
UBS	CAD	7,099	USD	5,258	08/28/2025	30,133
UBS	USD	3,072	NOK	31,119	09/04/2025	17,014

						$(124,992)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $68,577 or 0.0% of net assets.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

AB Variable Products Series Fund

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $146,206,155)	$242,839,414	(a)
Affiliated issuers (cost $6,864,761—including investment of cash collateral for securities loaned of $467,808)	6,864,761
Cash	1,612
Cash collateral due from broker	1,035,365
Foreign currencies, at value (cost $363,851)	368,831
Unaffiliated interest and dividends receivable	893,809
Receivable for investment securities sold	679,015
Unrealized appreciation on forward currency exchange contracts	394,294
Receivable for variation margin on futures	96,491
Affiliated dividends receivable	15,520
Receivable due from Adviser	14,083
Receivable for capital stock sold	2,108

Total assets	253,205,303

LIABILITIES
Cash collateral due to broker	1,200,000
Payable for investment securities purchased and foreign currency transactions	955,359
Unrealized depreciation on forward currency exchange contracts	519,286
Payable for collateral received on securities loaned	467,808
Custody and accounting fees payable	207,738
Advisory fee payable	136,789
Payable for capital stock redeemed	91,747
Distribution fee payable	48,814
Administrative fee payable	48,184
Directors’ fees payable	2,137
Foreign capital gains tax payable	1,091
Transfer Agent fee payable	147
Accrued expenses	33,634

Total liabilities	3,712,734

NET ASSETS	$249,492,569

COMPOSITION OF NET ASSETS
Capital stock, at par	$24,214
Additional paid-in capital	157,729,228
Distributable earnings	91,739,127

NET ASSETS	$249,492,569

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$199,364	19,224	$10.37

B	$249,293,205	24,195,252	$10.30

(a)	Includes securities on loan with a value of $4,046,082 (see Note E).

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $107,732)	$1,587,601
Affiliated issuers	94,248
Interest	1,313,225
Securities lending income, net	6,168

3,001,242

EXPENSES
Advisory fee (see Note B)	854,749
Distribution fee—Class B	305,029
Transfer agency—Class B	1,348
Custody and accounting	83,467
Administrative	51,916
Audit and tax	33,280
Printing	18,702
Legal	18,389
Directors’ fees	11,291
Miscellaneous	23,447

Total expenses	1,401,618
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(62,515)

Net expenses	1,339,103

Net investment income	1,662,139

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,855,330
Forward currency exchange contracts	(807,601)
Futures	(2,119,049)
Swaps	(29,421)
Foreign currency transactions	54,192
Net change in unrealized appreciation (depreciation) of:
Investments(a)	10,009,223
Forward currency exchange contracts	(234,021)
Futures	914,305
Foreign currency denominated assets and liabilities	44,946

Net gain on investment and foreign currency transactions	12,687,904

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,350,043

(a)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $523.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,662,139		$2,988,545
Net realized gain on investment and foreign currency transactions	1,953,451		3,824,530
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	10,734,453		18,859,850

Net increase in net assets from operations	14,350,043		25,672,925
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(2,481)
Class B	–0	–	(2,801,157)
CAPITAL STOCK TRANSACTIONS
Net decrease	(16,275,476)		(25,268,198)

Total decrease	(1,925,433)		(2,398,911)
NET ASSETS
Beginning of period	251,418,002		253,816,913

End of period	$249,492,569		$251,418,002

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with AllianceBernstein L.P. (the “Adviser”) determination of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks	$120,492,595		$38,338,322		$0	(a)	$158,830,917
Governments—Treasuries	–0	–	80,841,811		–0	–	80,841,811
Agencies	–0	–	2,045,844		–0	–	2,045,844
Purchased Options—Puts	–0	–	1,120,842		–0	–	1,120,842
Warrants	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	6,396,953		–0	–	–0	–	6,396,953
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	467,808		–0	–	–0	–	467,808

Total Investments in Securities	127,357,356		122,346,819		0	(a)	249,704,175
Other Financial Instruments(b):
Assets:
Futures	498,250		–0	–	–0	–	498,250	(c)
Forward Currency Exchange Contracts	–0	–	394,294		–0	–	394,294
Liabilities:
Futures	(37,114)		–0	–	–0	–	(37,114	)(c)
Forward Currency Exchange Contracts	–0	–	(519,286)		–0	–	(519,286)

Total	$127,818,492		$122,221,827		$0	(a)	$250,040,319

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2026 and

AB Variable Products Series Fund

then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2025, such reimbursements/waivers amounted to $57,545.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $51,916.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $4,380.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$–0	–	$32,746	$26,349	$6,397	$94
AB Government Money Market Portfolio*	2,922		4,263	6,717	468	1

Total					$6,865	$95

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$4,415,361	$21,927,249
U.S. government securities	6,190,655	11,952,653

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$106,182,565
Gross unrealized depreciation	(9,213,162)

Net unrealized appreciation	$96,969,403

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2025, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

AB Variable Products Series Fund

During the six months ended June 30, 2025, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2025, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2025, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$219,494	*	Payable for variation margin on futures	$20,228	*

Equity contracts	Receivable for variation margin on futures	278,756	*	Payable for variation margin on futures	16,886	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	394,294		Unrealized depreciation on forward currency exchange contracts	519,286

Equity contracts	Investments in securities, at value	1,120,842

Total		$2,013,386			$556,400

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(145,668)	$537,199

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(1,973,381)	377,106

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(807,601)	(234,021)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	59,077	(286,877)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(29,421)	–0	–

Total		$(2,896,994)	$393,407

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2025:

Futures:
Average notional amount of buy contracts	$32,870,317
Average notional amount of sale contracts	$5,341,193
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$27,066,254
Average principal amount of sale contracts	$32,179,199
Purchased Options:
Average notional amount	$51,034,475
Total Return Swaps:
Average notional amount	$142,286	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Citibank NA	$90,685	$–0	–	$–0	–	$–0	–	$90,685
Goldman Sachs Bank USA	37,075	–0	–	–0	–	–0	–	37,075
Morgan Stanley Capital Services, Inc.	176,741	(87,006)		–0	–	–0	–	89,735
State Street Bank & Trust Co.	27,795	(27,795)		–0	–	–0	–	–0	–
UBS/UBS AG	1,182,840	–0	–	(1,182,840)		–0	–	–0	–

Total	$1,515,136	$(114,801)		$(1,182,840)		$–0	–	$217,495	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$105,335	$–0	–	$–0	–	$–0	–	$105,335
Barclays Capital, Inc.	21,830	–0	–	–0	–	–0	–	21,830
JPMorgan Chase Bank	230,805	–0	–	–0	–	–0	–	230,805
Morgan Stanley Capital Services, Inc.	87,006	(87,006)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	74,310	(27,795)		–0	–	–0	–	46,515

Total	$519,286	$(114,801)		$–0	–	$–0	–	$404,485	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in

AB Variable Products Series Fund

AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$4,046,082	$467,808	$3,787,591	$5,444	$724	$590

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	978		2,657	$9,710		$25,039
Shares issued in reinvestment of dividends	–0	–	263	–0	–	2,481
Shares redeemed	(1,077)		(8,853)	(10,737)		(80,486)

Net decrease	(99)		(5,933)	$(1,027)		$(52,966)

Class B
Shares sold	213,164		1,172,404	$2,080,462		$11,014,981
Shares issued on reinvestment of dividends	–0	–	298,981	–0	–	2,801,157
Shares redeemed	(1,863,691)		(4,118,173)	(18,354,911)		(39,031,370)

Net decrease	(1,650,527)		(2,646,788)	$(16,274,449)		$(25,215,232)

At June 30, 2025, certain shareholders of the Portfolio owned 92% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among different global asset classes may have a significant adverse effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs, are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

AB Variable Products Series Fund

Real Estate Risk— The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$2,803,638		$1,463,869
Net long-term capital gains	–0	–	–0	–

Total taxable distributions paid	$2,803,638		$1,463,869

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,946,523
Accumulated capital and other losses	(11,295,364	)(a)
Unrealized appreciation (depreciation)	84,737,925	(b)

Total accumulated earnings (deficit)	$77,389,084

(a)	As of December 31, 2024, the Portfolio had a net capital loss carryforward of $11,119,481. During the fiscal year, the Portfolio utilized $1,471,863 of capital loss carry forwards to offset current year net realized gains. As of December 31, 2024, the cumulative deferred loss on straddles was $175,883.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales, corporate restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio had a net short-term capital loss carryforward of $7,078,145 and a net long-term capital loss carryforward of $4,041,336, which may be carried forward for an indefinite period.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

DYNAMIC ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.77	$8.95	$7.94	$14.94	$13.89	$13.46

Income From Investment Operations
Net investment income(a)(b)	.08	.13	.12	.12	.14	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.52	.82	.96	(2.57)	1.20	.51

Net increase (decrease) in net asset value from operations	.60	.95	1.08	(2.45)	1.34	.66

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.13)	(.07)	(.38)	(.29)	(.23)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(4.17)	–0	–	–0	–

Total dividends and distributions	–0	–	(.13)	(.07)	(4.55)	(.29)	(.23)

Net asset value, end of period	$10.37	$9.77	$8.95	$7.94	$14.94	$13.89

Total Return
Total investment return based on net asset value(c)	6.14%	10.65%	13.70%	(18.45)%	9.67%	5.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200	$189	$226	$231	$412	$364
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.85	%^	.85%	.85%	.84%	.82%	.80%
Expenses, before waivers/reimbursements(d)‡	.89	%^	.88%	.93%	.91%	.83%	.80%
Net investment income(b)	1.62	%^	1.41%	1.42%	1.10%	.98%	1.18%
Portfolio turnover rate	4%	11%	12%	16%	32%	13%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 40.

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.72	$8.90	$7.89	$14.85	$13.80	$13.36

Income From Investment Operations
Net investment income(a)(b)	.07	.11	.10	.09	.12	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.51	.81	.96	(2.56)	1.16	.51

Net increase (decrease) in net asset value from operations	.58	.92	1.06	(2.47)	1.28	.63

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.10)	(.05)	(.32)	(.23)	(.19)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(4.17)	–0	–	–0	–

Total dividends and distributions	–0	–	(.10)	(.05)	(4.49)	(.23)	(.19)

Net asset value, end of period	$10.30	$9.72	$8.90	$7.89	$14.85	$13.80

Total Return
Total investment return based on net asset value(c)	5.97%	10.43%	13.48%	(18.68)%	9.28%	4.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$249,293	$251,229	$253,591	$235,366	$301,920	$548,422
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.10	%^	1.10%	1.10%	1.09%	1.06%	1.05%
Expenses, before waivers/reimbursements(d)‡	1.15	%^	1.13%	1.18%	1.17%	1.07%	1.06%
Net investment income(b)	1.36	%^	1.16%	1.18%	.87%	.80%	.93%
Portfolio turnover rate	4%	11%	12%	16%	32%	13%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2022, such waiver amounted to .01%.

^	Annualized.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

DYNAMIC ASSET ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was above the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the those of Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more

AB Variable Products Series Fund

established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

VPS-DAA-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DISCOVERY VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.0%
INDUSTRIALS–20.1%
AEROSPACE & DEFENSE–1.0%
Hexcel Corp.(a)	120,193	$6,789,703

AIR FREIGHT & LOGISTICS–2.5%
CH Robinson Worldwide, Inc.	79,912	7,667,556
GXO Logistics, Inc.(a)(b)	187,450	9,128,815

		16,796,371

COMMERCIAL SERVICES & SUPPLIES–0.9%
MillerKnoll, Inc.(a)	310,514	6,030,182

CONSTRUCTION & ENGINEERING–2.6%
Fluor Corp.(b)	150,684	7,725,569
MasTec, Inc.(b)	16,151	2,752,615
WillScot Holdings Corp.(a)	244,463	6,698,286

		17,176,470

ELECTRICAL EQUIPMENT–1.4%
Regal Rexnord Corp.(a)	65,368	9,475,745

GROUND TRANSPORTATION–1.1%
ArcBest Corp.	97,489	7,507,628

MACHINERY–3.9%
CNH Industrial NV(a)	565,610	7,330,305
JBT Marel Corp.(a)	68,873	8,282,667
Pentair PLC	98,265	10,087,885

		25,700,857

MARINE TRANSPORTATION–1.8%
Kirby Corp.(b)	65,551	7,434,139
Star Bulk Carriers Corp.(a)	280,401	4,836,917

		12,271,056

PROFESSIONAL SERVICES–2.6%
CACI International, Inc.–Class A(a)(b)	19,839	9,457,251
First Advantage Corp.(a)(b)	359,106	5,964,751
Robert Half, Inc.	53,292	2,187,637

		17,609,639

TRADING COMPANIES & DISTRIBUTORS–2.3%
Core & Main, Inc.–Class A(b)	132,900	8,020,515
Herc Holdings, Inc.	54,803	7,217,007

		15,237,522

		134,595,173

FINANCIALS–19.5%
BANKS–9.5%
Comerica, Inc.	90,473	5,396,714
First BanCorp/Puerto Rico	288,767	6,015,017
First Citizens BancShares, Inc./NC–Class A	4,300	8,412,821

Company	Shares	U.S. $ Value

First Hawaiian, Inc.(a)	246,845	$6,161,251
Flagstar Financial, Inc.(a)	370,327	3,925,466
Independent Bank Corp.(a)	104,647	6,580,727
Texas Capital Bancshares, Inc.(b)	70,007	5,558,556
UMB Financial Corp.	82,584	8,684,533
Webster Financial Corp.	101,138	5,522,135
Wintrust Financial Corp.(a)	63,091	7,822,022

		64,079,242

CAPITAL MARKETS–3.9%
Cboe Global Markets, Inc.(a)	39,604	9,236,049
Invesco Ltd.	598,878	9,444,306
Stifel Financial Corp.	72,481	7,522,078

		26,202,433

FINANCIAL SERVICES–3.2%
HA Sustainable Infrastructure Capital, Inc.(a)	275,262	7,393,537
NCR Atleos Corp.(a)(b)	325,418	9,284,176
Walker & Dunlop, Inc.	68,840	4,851,843

		21,529,556

INSURANCE–2.9%
American Financial Group, Inc./OH(a)	70,616	8,912,445
Hanover Insurance Group, Inc. (The)	61,810	10,499,665

		19,412,110

		131,223,341

INFORMATION TECHNOLOGY–13.0%
COMMUNICATIONS EQUIPMENT–2.8%
Calix, Inc.(b)	88,435	4,703,858
F5, Inc.(b)	22,830	6,719,325
Lumentum Holdings, Inc.(a)(b)	75,100	7,139,006

		18,562,189

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.8%
Avnet, Inc.	116,063	6,160,624
Belden, Inc.(a)	43,974	5,092,189
Crane NXT Co.(a)	119,848	6,459,807
IPG Photonics Corp.(a)(b)	98,600	6,768,890
TD SYNNEX Corp.	59,335	8,051,760

		32,533,270

IT SERVICES–1.0%
Globant SA(b)	74,593	6,776,028

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.8%
FormFactor, Inc.(b)	147,373	5,071,105
ON Semiconductor Corp.(a)(b)	129,798	6,802,713

		11,873,818

1

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SOFTWARE–2.6%
ACI Worldwide, Inc.(b)	143,614	$6,593,319
Commvault Systems, Inc.(b)	25,303	4,411,072
Nice Ltd. (Sponsored ADR)(a)(b)	37,480	6,330,747

		17,335,138

		87,080,443

CONSUMER DISCRETIONARY–9.2%
AUTOMOBILE COMPONENTS–1.3%
BorgWarner, Inc.	257,159	8,609,683

DIVERSIFIED CONSUMER SERVICES–1.4%
ADT, Inc.	1,057,297	8,955,306
Laureate Education, Inc.(b)	10,461	244,578

		9,199,884

HOTELS, RESTAURANTS & LEISURE–0.6%
Cracker Barrel Old Country Store, Inc.(a)	66,659	4,071,532

LEISURE PRODUCTS–1.0%
Brunswick Corp./DE(a)	122,973	6,793,028

SPECIALTY RETAIL–3.6%
AutoNation, Inc.(b)	39,741	7,894,550
Bath & Body Works, Inc.	317,222	9,503,971
Group 1 Automotive, Inc.	15,855	6,924,037

		24,322,558

TEXTILES, APPAREL & LUXURY GOODS–1.3%
Crocs, Inc.(a)(b)	88,657	8,979,181

		61,975,866

REAL ESTATE–8.9%
DIVERSIFIED REITs–0.6%
Broadstone Net Lease, Inc.	245,061	3,933,229

HEALTH CARE REITs–1.3%
American Healthcare REIT, Inc.(a)	231,060	8,489,144

HOTEL & RESORT REITs–0.7%
Ryman Hospitality Properties, Inc.(a)	49,120	4,846,670

INDUSTRIAL REITs–1.4%
First Industrial Realty Trust, Inc.	50,398	2,425,656
STAG Industrial, Inc.	200,758	7,283,500

		9,709,156

OFFICE REITs–1.3%
COPT Defense Properties	323,110	8,911,374

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.7%
Jones Lang LaSalle, Inc.(b)	43,768	11,194,979

Company	Shares	U.S. $ Value

RESIDENTIAL REITs–1.3%
Independence Realty Trust, Inc.(a)	475,050	$8,403,635

SPECIALIZED REITs–0.6%
CubeSmart	92,216	3,919,180

		59,407,367

HEALTH CARE–7.1%
HEALTH CARE EQUIPMENT & SUPPLIES–2.6%
Envista Holdings Corp.(a)(b)	415,172	8,112,461
Integer Holdings Corp.(b)	73,566	9,046,411

		17,158,872

HEALTH CARE PROVIDERS & SERVICES–3.3%
Encompass Health Corp.	98,476	12,076,112
Tenet Healthcare Corp.(b)	58,399	10,278,224

		22,354,336

LIFE SCIENCES TOOLS & SERVICES–1.2%
ICON PLC(b)	55,862	8,125,128

		47,638,336

CONSUMER STAPLES–5.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL–3.3%
BJ’s Wholesale Club Holdings, Inc.(b)	122,200	13,176,826
Dollar Tree, Inc.(b)	90,575	8,970,548

		22,147,374

FOOD PRODUCTS–1.3%
Nomad Foods Ltd.	517,925	8,799,546

HOUSEHOLD PRODUCTS–1.1%
WD-40 Co.	32,290	7,365,026

		38,311,946

MATERIALS–4.7%
CHEMICALS–2.4%
Avient Corp.	211,610	6,837,119
RPM International, Inc.	87,100	9,567,064

		16,404,183

CONTAINERS & PACKAGING–2.3%
Graphic Packaging Holding Co.(a)	408,852	8,614,512
O-I Glass, Inc.(b)	460,416	6,786,532

		15,401,044

		31,805,227

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

UTILITIES–4.3%
ELECTRIC UTILITIES–3.3%
IDACORP, Inc.	89,631	$10,347,899
TXNM Energy, Inc.	208,007	11,714,954

		22,062,853

GAS UTILITIES–1.0%
ONE Gas, Inc.	95,182	6,839,779

		28,902,632

ENERGY–4.1%
OIL, GAS & CONSUMABLE FUELS–4.1%
Cameco Corp.(a)	60,413	4,484,457
HF Sinclair Corp.(a)	71,685	2,944,820
Magnolia Oil & Gas Corp.–Class A(a)	300,503	6,755,307
Matador Resources Co.(a)	157,400	7,511,128
Northern Oil & Gas, Inc.(a)	203,557	5,770,841

		27,466,553

COMMUNICATION SERVICES–2.4%
MEDIA–2.4%
Criteo SA (Sponsored ADR)(b)	235,589	5,644,712
Nexstar Media Group, Inc.(a)	60,583	10,477,830

		16,122,542

Total Common Stocks (cost $600,408,988)		664,529,426

SHORT-TERM INVESTMENTS–0.7%
INVESTMENT COMPANIES–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $4,797,238)	4,797,238	4,797,238

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.7% (cost $605,206,226)		669,326,664

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.1%
INVESTMENT COMPANIES–1.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $7,461,026)	7,461,026	$7,461,026

TOTAL INVESTMENTS–100.8% (cost $612,667,252)		676,787,690
Other assets less liabilities–(0.8)%		(5,310,367)

NET ASSETS–100.0%		$671,477,323

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR–American Depositary Receipt

REIT–Real Estate Investment Trust

See notes to financial statements.

3

DISCOVERY VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $600,408,988)	$664,529,426	(a)
Affiliated issuers (cost $12,258,264—including investment of cash collateral for securities loaned of $7,461,026)	12,258,264
Cash	13,041
Receivable for investment securities sold	4,433,560
Unaffiliated dividends receivable	994,538
Receivable for capital stock sold	368,743
Affiliated dividends receivable	23,779
Receivable due from Adviser	1,180

Total assets	682,622,531

LIABILITIES
Payable for collateral received on securities loaned	7,461,026
Payable for investment securities purchased	2,829,258
Advisory fee payable	393,451
Payable for capital stock redeemed	162,229
Distribution fee payable	79,155
Administrative fee payable	48,329
Directors’ fees payable	3,030
Transfer Agent fee payable	147
Accrued expenses	168,583

Total liabilities	11,145,208

NET ASSETS	$671,477,323

COMPOSITION OF NET ASSETS
Capital stock, at par	$37,795
Additional paid-in capital	523,510,096
Distributable earnings	147,929,432

NET ASSETS	$671,477,323

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$267,827,363	14,916,904	$17.95

B	$403,649,960	22,877,596	$17.64

(a)	Includes securities on loan with a value of $154,688,584 (see Note E).

See notes to financial statements.

4

DISCOVERY VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $13,337)	$5,937,402
Affiliated issuers	136,727
Securities lending income, net	64,430

6,138,559

EXPENSES
Advisory fee (see Note B)	2,466,907
Distribution fee—Class B	499,194
Transfer agency—Class A	1,344
Transfer agency—Class B	2,076
Custody and accounting	57,579
Administrative	52,379
Legal	30,481
Printing	26,092
Audit and tax	23,414
Directors’ fees	14,114
Miscellaneous	10,456

Total expenses	3,184,036
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(8,540)

Net expenses	3,175,496

Net investment income	2,963,063

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on Investment transactions	3,193,400
Net change in unrealized appreciation (depreciation) of investments	(20,113,547)

Net loss on investment transactions	(16,920,147)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(13,957,084)

See notes to financial statements.

5

DISCOVERY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,963,063		$4,980,294
Net realized gain on investment transactions	3,193,400		75,326,069
Net change in unrealized appreciation (depreciation) of investments	(20,113,547)		(13,528,536)

Net increase (decrease) in net assets from operations	(13,957,084)		66,777,827
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(15,717,646)
Class B	–0	–	(25,029,921)
CAPITAL STOCK TRANSACTIONS
Net decrease	(11,594,262)		(47,076,392)

Total decrease	(25,551,346)		(21,046,132)
NET ASSETS
Beginning of period	697,028,669		718,074,801

End of period	$671,477,323		$697,028,669

See notes to financial statements.

6

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Discovery Value Portfolio (the “Portfolio”) (formerly known as AB Small/Mid Cap Value Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$664,529,426		$–0	–	$–0	–	$664,529,426
Short-Term Investments	4,797,238		–0	–	–0	–	4,797,238
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,461,026		–0	–	–0	–	7,461,026

Total Investments in Securities	676,787,690		–0	–	–0	–	676,787,690
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$676,787,690		$–0	–	$–0	–	$676,787,690

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

9

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2025, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $52,379.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $6,381.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,835	$84,996	$84,034	$4,797	$137
AB Government Money Market Portfolio*	54,913	44,610	92,062	7,461	3

Total				$12,258	$140

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual

10

AB Variable Products Series Fund

expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$241,121,388		$252,627,961
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$103,052,698
Gross unrealized depreciation	(38,932,260)

Net unrealized appreciation	$64,120,438

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB

11

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$154,688,584	$7,461,026	$150,713,778	$61,201	$3,229	$2,159

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	743,044		1,081,016	$12,882,488		$19,812,611
Shares issued in reinvestment of dividends and distributions	–0	–	910,113	–0	–	15,717,646
Shares redeemed	(639,600)		(1,830,723)	(11,241,222)		(33,273,557)

Net increase	103,444		160,406	$1,641,266		$2,256,700

Class B
Shares sold	874,357		762,271	$14,955,768		$13,662,298
Shares issued on reinvestment of dividends and distributions	–0	–	1,471,482	–0	–	25,029,921
Shares redeemed	(1,615,091)		(4,903,222)	(28,191,296)		(88,025,311)

Net decrease	(740,734)		(2,669,469)	$(13,235,528)		$(49,333,092)

At June 30, 2025, certain shareholders of the Portfolio owned 73% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

12

AB Variable Products Series Fund

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the industrials or financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$10,009,617	$9,916,054
Net long-term capital gains	30,737,950	52,699,331

Total taxable distributions paid	$40,747,567	$62,615,385

13

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$17,767,166
Undistributed capital gains	62,876,928
Unrealized appreciation (depreciation)	81,242,424	(a)

Total accumulated earnings (deficit)	$161,886,518

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

DISCOVERY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.32	$17.71	$16.62	$23.46	$17.39	$17.91

Income From Investment Operations
Net investment income(a)(b)	.09	.16	.15	.19	.21	.17
Net realized and unrealized gain (loss) on investment transactions	(.46)	1.54	2.61	(3.74)	6.03	.20

Net increase (decrease) in net asset value from operations	(.37)	1.70	2.76	(3.55)	6.24	.37

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.16)	(.19)	(.22)	(.17)	(.16)
Distributions from net realized gain on investment transactions	–0	–	(.93)	(1.48)	(3.07)	–0	–	(.73)

Total dividends and distributions	–0	–	(1.09)	(1.67)	(3.29)	(.17)	(.89)

Net asset value, end of period	$17.95	$18.32	$17.71	$16.62	$23.46	$17.39

Total Return
Total investment return based on net asset value(c)	(1.97)%	10.02%	17.18%	(15.63)%	35.95%	3.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$267,827	$271,351	$259,538	$228,586	$286,390	$222,441
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.81	%^	.81%	.81%	.80%	.80%	.83%
Expenses, before waivers/reimbursements	.82	%^	.81%	.81%	.80%	.80%	.83%
Net investment income(b)	1.06	%^	.86%	.91%	1.00%	.98%	1.17%
Portfolio turnover rate	36%	53%	49%	42%	54%	58%

See footnote summary on page 16.

15

DISCOVERY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.02		$17.44	$16.39	$23.17	$17.19	$17.72

Income From Investment Operations
Net investment income(a)(b)	.07		.11	.11	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	(.45)		1.52	2.56	(3.68)	5.95	.18

Net increase (decrease) in net asset value from operations	(.38)		1.63	2.67	(3.54)	6.11	.31

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.12)	(.14)	(.17)	(.13)	(.11)
Distributions from net realized gain on investment transactions	–0	–	(.93)	(1.48)	(3.07)	–0–	(.73)

Total dividends and distributions	–0	–	(1.05)	(1.62)	(3.24)	(.13)	(.84)

Net asset value, end of period	$17.64		$18.02	$17.44	$16.39	$23.17	$17.19

Total Return
Total investment return based on net asset value(c)	(2.11)%		9.72%	16.86%	(15.82)%	35.60%	3.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$403,650		$425,678	$458,537	$431,086	$563,741	$432,719
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.06	%^	1.06%	1.06%	1.05%	1.05%	1.08%
Expenses, before waivers/reimbursements	1.07	%^	1.06%	1.06%	1.05%	1.05%	1.08%
Net investment income(b)	.80	%^	.61%	.65%	.74%	.73%	.91%
Portfolio turnover rate.	36%		53%	49%	42%	54%	58%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

16

DISCOVERY VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

17

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profit-

18

AB Variable Products Series Fund

ability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-DV-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–73.5%
INFORMATION TECHNOLOGY–19.7%
COMMUNICATIONS EQUIPMENT–0.5%
Arista Networks, Inc.(a)	7,264	$743,180
Cisco Systems, Inc.	28,005	1,942,987
F5, Inc.(a)	405	119,199
Juniper Networks, Inc.	2,328	92,957
Motorola Solutions, Inc.	1,175	494,040
Nokia Oyj(b)	36,499	189,380
Telefonaktiebolaget LM Ericsson–Class B	19,038	162,686

		3,744,429

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	8,516	840,955
CDW Corp./DE	937	167,339
Corning, Inc.	5,421	285,090
Halma PLC	2,603	114,412
Hexagon AB–Class B(b)	14,228	143,412
Jabil, Inc.	770	167,937
Keyence Corp.	1,302	520,576
Keysight Technologies, Inc.(a)	1,216	199,254
Kyocera Corp.	8,795	105,631
Murata Manufacturing Co., Ltd.	11,427	168,899
Omron Corp.	1,173	31,620
Shimadzu Corp.	1,585	39,186
TDK Corp.	13,310	155,362
TE Connectivity PLC	2,098	353,870
Teledyne Technologies, Inc.(a)	328	168,038
Trimble, Inc.(a)	1,728	131,293
Yokogawa Electric Corp.	1,528	40,819
Zebra Technologies Corp.–Class A(a)	361	111,318

		3,745,011

IT SERVICES–0.8%
Accenture PLC–Class A	4,398	1,314,518
Akamai Technologies, Inc.(a)	1,056	84,227
Capgemini SE	1,116	191,100
Cognizant Technology Solutions Corp.–Class A	3,478	271,388
EPAM Systems, Inc.(a)	399	70,551
Fujitsu Ltd.	12,092	293,344
Gartner, Inc.(a)	540	218,279
GoDaddy, Inc.–Class A(a)	993	178,800
International Business Machines Corp.	6,502	1,916,660

Company	Shares	U.S. $ Value

NEC Corp.	8,415	$245,508
Nomura Research Institute Ltd.	2,629	105,153
NTT Data Group Corp.	1,925	53,285
Obic Co., Ltd.	2,265	88,075
Otsuka Corp.(b)	1,526	31,087
SCSK Corp.	1,046	31,513
TIS, Inc.	1,423	47,684
VeriSign, Inc.	572	165,194
Wix.com Ltd.(a)	363	57,521

		5,363,887

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.6%
Advanced Micro Devices, Inc.(a)	11,394	1,616,809
Advantest Corp.	5,228	387,557
Analog Devices, Inc.	3,488	830,214
Applied Materials, Inc.	5,715	1,046,245
ASM International NV	321	205,914
ASML Holding NV	2,700	2,163,610
BE Semiconductor Industries NV(b)	556	83,152
Broadcom, Inc.	32,959	9,085,148
Disco Corp.	616	182,486
Enphase Energy, Inc.(a)	931	36,914
First Solar, Inc.(a)	753	124,652
Infineon Technologies AG	8,951	381,957
Intel Corp.(a)	30,447	682,013
KLA Corp.	934	836,621
Lam Research Corp.	9,026	878,591
Lasertec Corp.(b)	536	71,856
Microchip Technology, Inc.	3,782	266,139
Micron Technology, Inc.	7,834	965,540
Monolithic Power Systems, Inc.	336	245,744
NVIDIA Corp.	172,204	27,206,510
NXP Semiconductors NV	1,787	390,442
ON Semiconductor Corp.(a)	2,963	155,291
QUALCOMM, Inc.	7,777	1,238,565
Renesas Electronics Corp.	11,570	143,137
SCREEN Holdings Co., Ltd.	544	44,233
Skyworks Solutions, Inc.	1,130	84,208
STMicroelectronics NV	4,640	142,272
Teradyne, Inc.	1,145	102,958
Texas Instruments, Inc.	6,401	1,328,976
Tokyo Electron Ltd.	3,099	593,487

		51,521,241

SOFTWARE–6.8%
Adobe, Inc.(a)	3,061	1,184,240
ANSYS, Inc.(a)	615	216,000
Autodesk, Inc.(a)	1,512	468,070

1

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Cadence Design Systems, Inc.(a)	1,928	$594,113
Check Point Software Technologies Ltd.(a)	594	131,422
Coinbase Global, Inc.–Class A(a)	1,476	517,323
Crowdstrike Holdings, Inc.–Class A(a)	1,732	882,125
CyberArk Software Ltd.(a)	322	131,015
Dassault Systemes SE	4,593	166,458
Fair Isaac Corp.(a)	172	314,409
Fortinet, Inc.(a)	4,473	472,886
Gen Digital, Inc.	3,813	112,102
Intuit, Inc.	1,968	1,550,056
Microsoft Corp.	52,272	26,000,616
Monday.com Ltd.(a)	278	87,425
Nemetschek SE	396	57,417
Nice Ltd.(a)	434	73,569
Oracle Corp.	11,407	2,493,912
Oracle Corp. Japan	257	30,632
Palantir Technologies, Inc.–Class A(a)	14,413	1,964,780
Palo Alto Networks, Inc.(a)	4,656	952,804
PTC, Inc.(a)	846	145,800
Roper Technologies, Inc.	754	427,397
Sage Group PLC (The)	6,774	116,329
Salesforce, Inc.	6,729	1,834,931
SAP SE	7,161	2,189,688
ServiceNow, Inc.(a)	1,448	1,488,660
Synopsys, Inc.(a)	1,087	557,283
Temenos AG (REG)	386	27,728
Trend Micro, Inc./Japan	848	58,653
Tyler Technologies, Inc.(a)	301	178,445
WiseTech Global Ltd.	1,376	98,681
Workday, Inc.–Class A(a)	1,505	361,200
Xero Ltd.(a)	997	117,974

		46,004,143

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.5%
Apple, Inc.	105,629	21,671,902
Canon, Inc.(b)	6,350	184,174
Dell Technologies, Inc.–Class C	2,194	268,984
FUJIFILM Holdings Corp.(b)	7,694	166,618
Hewlett Packard Enterprise Co.	9,310	190,390
HP, Inc.	6,594	161,289
Logitech International SA (REG)	1,043	94,584
NetApp, Inc.	1,430	152,367
Ricoh Co., Ltd.	3,672	34,654

Company	Shares	U.S. $ Value

Seagate Technology Holdings PLC	1,489	$214,907
Super Micro Computer, Inc.(a)(b)	3,541	173,544
Western Digital Corp.	2,446	156,520

		23,469,933

		133,848,644

FINANCIALS–12.1%
BANKS–4.5%
ABN AMRO Bank NV(b)	3,141	85,768
AIB Group PLC	14,366	118,560
ANZ Group Holdings Ltd.	20,365	390,535
Banco Bilbao Vizcaya Argentaria SA	39,523	608,586
Banco BPM SpA	7,791	90,941
Banco de Sabadell SA	36,919	117,534
Banco Santander SA	103,910	860,466
Bank Hapoalim BM	8,599	165,170
Bank Leumi Le-Israel BM	10,278	191,228
Bank of America Corp.	46,559	2,203,172
Bank of Ireland Group PLC	6,753	96,231
Bankinter SA	4,621	60,325
Banque Cantonale Vaudoise (REG)(b)	206	23,759
Barclays PLC	98,034	452,992
BNP Paribas SA	6,979	626,028
BOC Hong Kong Holdings Ltd.–Class H	25,272	110,015
BPER Banca SpA(b)	6,822	61,918
CaixaBank SA	27,047	234,357
Chiba Bank Ltd. (The)	3,848	35,562
Citigroup, Inc.	13,199	1,123,499
Citizens Financial Group, Inc.	3,074	137,562
Commerzbank AG	6,089	191,883
Commonwealth Bank of Australia	11,475	1,396,603
Concordia Financial Group Ltd.	7,034	45,649
Credit Agricole SA	7,257	137,290
Danske Bank A/S	4,727	193,069
DBS Group Holdings Ltd.(a)	14,338	506,161
DNB Bank ASA	6,137	169,716
Erste Group Bank AG	2,110	179,614
Fifth Third Bancorp	4,710	193,722
FinecoBank Banca Fineco SpA	4,193	93,016
Hang Seng Bank Ltd.–Class H	5,168	77,552
HSBC Holdings PLC	121,182	1,465,839
Huntington Bancshares, Inc./OH	10,222	171,321

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

ING Groep NV	21,575	$472,874
Intesa Sanpaolo SpA	103,779	597,810
Israel Discount Bank Ltd.–Class A	8,429	84,077
Japan Post Bank Co., Ltd.	12,387	133,538
JPMorgan Chase & Co.	19,661	5,699,921
KBC Group NV	1,574	162,452
KeyCorp	7,004	122,010
Lloyds Banking Group PLC	412,227	433,463
M&T Bank Corp.	1,167	226,387
Mediobanca Banca di Credito Finanziario SpA(b)	3,428	79,773
Mitsubishi UFJ Financial Group, Inc.	78,635	1,072,077
Mizrahi Tefahot Bank Ltd.	1,066	69,537
Mizuho Financial Group, Inc.	16,349	453,847
National Australia Bank Ltd.(b)	20,991	544,040
NatWest Group PLC	55,365	388,826
Nordea Bank Abp	21,534	319,515
Oversea-Chinese Banking Corp., Ltd.	23,668	303,502
PNC Financial Services Group, Inc. (The)	2,784	518,993
Regions Financial Corp.	6,392	150,340
Resona Holdings, Inc.	14,198	131,130
Skandinaviska Enskilda Banken AB	10,875	189,557
Societe Generale SA	4,937	282,417
Standard Chartered PLC	13,836	228,965
Sumitomo Mitsui Financial Group, Inc.	25,334	637,934
Sumitomo Mitsui Trust Group, Inc.	4,446	118,252
Svenska Handelsbanken AB–Class A	9,995	133,806
Swedbank AB–Class A	5,819	154,124
Truist Financial Corp.	9,253	397,786
UniCredit SpA	9,558	641,183
United Overseas Bank Ltd.	8,464	239,563
US Bancorp	10,969	496,347
Wells Fargo & Co.	23,126	1,852,855
Westpac Banking Corp.	23,465	522,953

		30,475,497

CAPITAL MARKETS–2.4%
3i Group PLC	6,671	377,526
Ameriprise Financial, Inc.	676	360,801
Amundi SA	422	34,206
ASX Ltd.	1,332	61,159
Bank of New York Mellon Corp. (The)	5,046	459,741

Company	Shares	U.S. $ Value

Blackrock, Inc.	1,024	$1,074,432
Blackstone, Inc.	5,147	769,888
Cboe Global Markets, Inc.	736	171,643
Charles Schwab Corp. (The)	11,983	1,093,329
CME Group, Inc.	2,534	698,421
CVC Capital Partners PLC(b)(c)	1,457	29,958
Daiwa Securities Group, Inc.	9,130	64,841
Deutsche Bank AG (REG)	12,686	376,082
Deutsche Boerse AG	1,291	421,756
EQT AB(b)	2,553	85,643
Euronext NV	536	91,839
FactSet Research Systems, Inc.	267	119,424
Franklin Resources, Inc.	2,180	51,993
Futu Holdings Ltd. (ADR)	375	46,346
Goldman Sachs Group, Inc. (The)	2,194	1,552,803
Hong Kong Exchanges & Clearing Ltd.–Class H	8,263	444,438
Intercontinental Exchange, Inc.	4,040	741,219
Invesco Ltd.	3,150	49,676
Japan Exchange Group, Inc.	6,842	69,310
Julius Baer Group Ltd.	1,412	95,783
KKR & Co., Inc.	4,747	631,493
London Stock Exchange Group PLC	3,267	477,789
Macquarie Group Ltd.	2,482	373,307
MarketAxess Holdings, Inc.	265	59,185
Moody’s Corp.	1,088	545,730
Morgan Stanley	8,701	1,225,623
MSCI, Inc.	546	314,900
Nasdaq, Inc.	2,910	260,212
Nomura Holdings, Inc.	20,619	135,873
Northern Trust Corp.	1,378	174,717
Partners Group Holding AG	156	204,099
Raymond James Financial, Inc.	1,297	198,921
S&P Global, Inc.	2,215	1,167,947
SBI Holdings, Inc.	1,919	66,868
Schroders PLC	4,968	24,706
Singapore Exchange Ltd.	5,739	67,199
State Street Corp.	2,028	215,658
T. Rowe Price Group, Inc.	1,565	151,023
UBS Group AG (REG)(a)	22,554	765,748

		16,403,255

CONSUMER FINANCE–0.3%
American Express Co.	3,903	1,244,979

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Capital One Financial Corp.	4,478	$952,739
Synchrony Financial	2,733	182,401

		2,380,119

FINANCIAL SERVICES–2.6%
Adyen NV(a)	173	317,721
Apollo Global Management, Inc.	3,143	445,897
Banca Mediolanum SpA	1,533	26,419
Berkshire Hathaway, Inc.–Class B(a)	12,888	6,260,604
Corpay, Inc.(a)	490	162,592
Edenred SE	1,656	51,436
Eurazeo SE	275	19,660
EXOR NV(d)	606	61,174
Fidelity National Information Services, Inc.	3,725	303,252
Fiserv, Inc.(a)	4,000	689,640
Global Payments, Inc.	1,741	139,350
Groupe Bruxelles Lambert NV	569	48,570
Industrivarden AB–Class A	817	29,701
Industrivarden AB–Class C	1,061	38,421
Infratil Ltd.	6,304	40,678
Investor AB–Class B	11,863	351,541
Jack Henry & Associates, Inc.	513	92,427
L E Lundbergforetagen AB–Class B	521	26,007
M&G PLC	15,658	55,347
Mastercard, Inc.–Class A	5,726	3,217,668
Mitsubishi HC Capital, Inc.(b)	6,001	44,184
Nexi SpA(b)	3,372	20,139
ORIX Corp.	7,926	178,863
PayPal Holdings, Inc.(a)	6,956	516,970
Sofina SA	106	35,059
Visa, Inc.–Class A	12,118	4,302,496
Wise PLC–Class A(a)	4,568	65,256

		17,541,072

INSURANCE–2.3%
Admiral Group PLC	1,785	80,158
Aegon Ltd.	9,064	65,684
Aflac, Inc.	3,480	367,001
Ageas SA/NV	1,023	69,203
AIA Group Ltd.–Class H	73,395	664,844
Allianz SE (REG)	2,648	1,074,647
Allstate Corp. (The)	1,863	375,041
American International Group, Inc.	4,172	357,081
Aon PLC–Class A	1,521	542,632
Arch Capital Group Ltd.	2,636	240,008
Arthur J Gallagher & Co.	1,789	572,695

Company	Shares	U.S. $ Value

ASR Nederland NV	1,014	$67,376
Assurant, Inc.	361	71,294
Aviva PLC	18,353	156,032
AXA SA	12,147	596,479
Baloise Holding AG (REG)	283	66,746
Brown & Brown, Inc.	1,669	185,042
Chubb Ltd.	2,620	759,066
Cincinnati Financial Corp.	1,093	162,770
Dai-ichi Life Holdings, Inc.	24,132	183,466
Erie Indemnity Co.–Class A	175	60,688
Everest Group Ltd.	302	102,635
Generali	5,916	210,441
Gjensidige Forsikring ASA	1,371	34,755
Globe Life, Inc.	590	73,331
Hannover Rueck SE	413	130,142
Hartford Insurance Group, Inc. (The)	2,022	256,531
Helvetia Holding AG (REG)	254	59,633
Insurance Australia Group Ltd.	16,215	96,399
Japan Post Holdings Co., Ltd.	12,178	112,795
Japan Post Insurance Co., Ltd.	1,282	29,025
Legal & General Group PLC	40,241	140,801
Loews Corp.	1,242	113,842
Marsh & McLennan Cos., Inc.	3,453	754,964
Medibank Pvt. Ltd.	18,879	62,695
MetLife, Inc.	4,071	327,390
MS&AD Insurance Group Holdings, Inc.	8,812	196,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	917	595,440
NN Group NV	1,844	122,698
Phoenix Group Holdings PLC	4,813	43,544
Poste Italiane SpA(b)	3,134	67,337
Principal Financial Group, Inc.	1,480	117,556
Progressive Corp. (The)	4,119	1,099,196
Prudential Financial, Inc.	2,489	267,418
Prudential PLC	17,883	223,828
QBE Insurance Group Ltd.	10,349	159,365
Sampo Oyj–Class A	16,593	178,582
Sompo Holdings, Inc.	6,099	183,792
Suncorp Group Ltd.(a)	7,425	105,818
Swiss Life Holding AG (REG)	197	199,436

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Swiss Re AG	2,067	$357,564
T&D Holdings, Inc.	3,377	74,125
Talanx AG	443	57,431
Tokio Marine Holdings, Inc.	12,579	533,111
Travelers Cos., Inc. (The)	1,594	426,459
Tryg A/S	2,324	60,078
Unipol Assicurazioni SpA	2,459	48,700
W R Berkley Corp.	2,111	155,095
Willis Towers Watson PLC	702	215,163
Zurich Insurance Group AG	1,004	702,522

		15,414,588

		82,214,531

INDUSTRIALS–8.3%
AEROSPACE & DEFENSE–1.9%
Airbus SE	4,075	852,493
Axon Enterprise, Inc.(a)	509	421,422
BAE Systems PLC	20,652	535,979
Boeing Co. (The)(a)	5,274	1,105,061
Dassault Aviation SA	134	47,379
Elbit Systems Ltd.	184	81,960
General Dynamics Corp.	1,784	520,321
General Electric Co.	7,547	1,942,522
Howmet Aerospace, Inc.	2,848	530,098
Huntington Ingalls Industries, Inc.	275	66,402
Kongsberg Gruppen ASA	3,010	116,719
L3Harris Technologies, Inc.	1,324	332,112
Leonardo SpA(b)	2,774	156,528
Lockheed Martin Corp.	1,473	682,205
Melrose Industries PLC	8,742	63,670
MTU Aero Engines AG	369	163,930
Northrop Grumman Corp.	957	478,481
Rheinmetall AG	307	650,133
Rolls-Royce Holdings PLC	58,138	770,482
RTX Corp.	9,367	1,367,769
Saab AB–Class B	2,196	122,786
Safran SA	2,469	805,201
Singapore Technologies Engineering Ltd.	10,451	64,082
Textron, Inc.	1,284	103,092
Thales SA	635	187,499
TransDigm Group, Inc.	394	599,132

		12,767,458

AIR FREIGHT & LOGISTICS–0.2%
CH Robinson Worldwide, Inc.	835	80,118
Deutsche Post AG	6,580	304,785
DSV A/S	1,401	336,036
Expeditors International of Washington, Inc.	984	112,422

Company	Shares	U.S. $ Value

FedEx Corp.	1,558	$354,149
InPost SA(a)	1,542	25,661
SG Holdings Co., Ltd.(b)	2,243	24,983
United Parcel Service, Inc.–Class B	5,143	519,134

		1,757,288

BUILDING PRODUCTS–0.5%
A O Smith Corp.	830	54,423
AGC, Inc.(b)	1,310	38,430
Allegion PLC	611	88,057
Assa Abloy AB–Class B	6,870	214,781
Builders FirstSource, Inc.(a)	809	94,402
Carrier Global Corp.	5,678	415,573
Cie de Saint-Gobain SA	3,078	361,589
Daikin Industries Ltd.	1,766	207,299
Geberit AG (REG)	229	180,348
Johnson Controls International PLC	4,621	488,070
Kingspan Group PLC	1,061	90,407
Lennox International, Inc.	225	128,979
Masco Corp.	1,491	95,961
Nibe Industrier AB–Class B(b)	10,388	44,353
Otis Worldwide Corp.	2,788	276,068
ROCKWOOL A/S–Class B	647	30,326
Trane Technologies PLC	1,577	689,796

		3,498,862

COMMERCIAL SERVICES & SUPPLIES–0.4%
Brambles Ltd.	9,407	145,280
Cintas Corp.	2,412	537,562
Copart, Inc.(a)	6,165	302,517
Dai Nippon Printing Co., Ltd.	2,698	40,955
Rentokil Initial PLC	17,307	83,502
Republic Services, Inc.	1,427	351,912
Rollins, Inc.	1,975	111,430
Secom Co., Ltd.	2,910	104,541
Securitas AB–Class B	3,371	50,472
TOPPAN Holdings, Inc.	1,600	43,467
Veralto Corp.	1,739	175,552
Waste Management, Inc.	2,568	587,610

		2,534,800

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA(b)	1,211	84,174
Bouygues SA	1,299	58,747
Eiffage SA	470	66,041
Ferrovial SE	3,500	186,700
Kajima Corp.	2,854	74,437

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Obayashi Corp.	4,447	$67,380
Quanta Services, Inc.	1,038	392,447
Skanska AB–Class B	2,333	54,346
Taisei Corp.	1,113	64,822
Vinci SA	3,393	500,367

		1,549,461

ELECTRICAL EQUIPMENT–1.0%
ABB Ltd. (REG)	10,846	649,988
AMETEK, Inc.	1,626	294,241
Eaton Corp. PLC	2,779	992,075
Emerson Electric Co.	3,965	528,653
Fuji Electric Co., Ltd.	899	41,401
Fujikura Ltd.	1,700	89,429
GE Vernova, Inc.	1,940	1,026,551
Generac Holdings, Inc.(a)	419	60,005
Hubbell, Inc.	377	153,971
Legrand SA	1,834	245,808
Mitsubishi Electric Corp.	13,032	280,305
NIDEC Corp.	5,688	110,535
Prysmian SpA	1,926	136,359
Ralliant Corp.(a)	800	38,776
Rockwell Automation, Inc.	795	264,075
Schneider Electric SE	3,750	1,006,819
Siemens Energy AG(a)	4,657	544,315
Vestas Wind Systems A/S	6,923	103,990

		6,567,296

GROUND TRANSPORTATION–0.6%
Central Japan Railway Co.	5,271	117,831
CSX Corp.	13,560	442,463
East Japan Railway Co.	6,175	132,830
Grab Holdings Ltd.–Class A(a)	16,267	81,823
Hankyu Hanshin Holdings, Inc.	1,532	41,645
JB Hunt Transport Services, Inc.	559	80,273
MTR Corp., Ltd.–Class H	10,418	37,462
Norfolk Southern Corp.	1,592	407,504
Old Dominion Freight Line, Inc.	1,321	214,398
Tokyo Metro Co., Ltd.	2,000	23,273
Tokyu Corp.	3,446	40,994
Uber Technologies, Inc.(a)	14,689	1,370,484
Union Pacific Corp.	4,249	977,610
West Japan Railway Co.	3,040	69,498

		4,038,088

INDUSTRIAL CONGLOMERATES–0.6%
3M Co.	3,817	581,100
CK Hutchison Holdings Ltd.–Class H	18,448	113,597

Company	Shares	U.S. $ Value

DCC PLC	678	$44,003
Hikari Tsushin, Inc.	118	34,841
Hitachi Ltd.	31,439	913,753
Honeywell International, Inc.	4,572	1,064,727
Investment AB Latour–Class B(b)	1,015	26,771
Jardine Matheson Holdings Ltd.	1,070	51,427
Keppel Ltd.	9,750	56,936
Lifco AB–Class B	1,598	64,762
Sekisui Chemical Co., Ltd.	2,629	47,613
Siemens AG (REG)	5,211	1,338,489
Smiths Group PLC	2,301	70,973
Swire Pacific Ltd.–Class H	2,277	19,519

		4,428,511

MACHINERY–1.4%
Alfa Laval AB(b)	1,983	83,521
Alstom SA(a)	2,373	55,388
Atlas Copco AB–Class A(b)	18,410	297,616
Atlas Copco AB–Class B	10,697	152,246
Caterpillar, Inc.	3,361	1,304,774
Cummins, Inc.	967	316,693
Daifuku Co., Ltd.	2,261	58,166
Daimler Truck Holding AG	3,256	154,478
Deere & Co.	1,781	905,621
Dover Corp.	965	176,817
Epiroc AB–Class A(b)	4,518	98,311
Epiroc AB–Class B	2,673	51,248
FANUC Corp.	6,530	177,272
Fortive Corp.	2,399	125,060
GEA Group AG	1,004	70,381
Hoshizaki Corp.	727	25,051
IDEX Corp.	532	93,403
IHI Corp.	1,000	108,164
Illinois Tool Works, Inc.	1,878	464,336
Indutrade AB(b)	1,873	51,142
Ingersoll Rand, Inc.	2,833	235,649
Knorr-Bremse AG	497	48,207
Komatsu Ltd.	6,193	204,329
Kone Oyj–Class B	2,329	153,436
Kubota Corp.	6,695	75,499
Makita Corp.	1,593	49,061
Metso Oyj(b)	4,262	55,235
MINEBEA MITSUMI, Inc.	2,530	36,998
Mitsubishi Heavy Industries Ltd.	21,955	549,410
Nordson Corp.	381	81,675
PACCAR, Inc.	3,687	350,486
Parker-Hannifin Corp.	905	632,115
Pentair PLC	1,162	119,291
Rational AG	35	29,410

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sandvik AB	7,307	$167,786
Schindler Holding AG	279	103,891
Schindler Holding AG (REG)	161	58,489
SKF AB–Class B(b)	2,339	53,728
SMC Corp.	383	137,253
Snap-on, Inc.	368	114,514
Spirax Group PLC	505	41,295
Stanley Black & Decker, Inc.	1,084	73,441
Techtronic Industries Co., Ltd.–Class H	10,200	112,547
Toyota Industries Corp.(a)	1,081	122,005
Trelleborg AB–Class B(b)	1,387	51,667
VAT Group AG(b)(c)	185	78,390
Volvo AB–Class B	10,888	306,362
Wartsila Oyj Abp	3,448	81,491
Westinghouse Air Brake Technologies Corp.	1,201	251,429
Xylem, Inc./NY	1,708	220,947
Yangzijiang Shipbuilding Holdings Ltd.	18,000	31,412

		9,397,136

MARINE TRANSPORTATION–0.1%
AP Moller–Maersk A/S–Class A	20	36,899
AP Moller–Maersk A/S–Class B	29	53,931
Kawasaki Kisen Kaisha Ltd.	2,431	34,428
Kuehne & Nagel International AG (REG)	331	71,676
Mitsui OSK Lines Ltd.	2,404	80,293
Nippon Yusen KK	2,986	107,421
SITC International Holdings Co., Ltd.–Class H	8,980	28,771

		413,419

PASSENGER AIRLINES–0.1%
ANA Holdings, Inc.	1,069	20,931
Delta Air Lines, Inc.	4,512	221,900
Deutsche Lufthansa AG (REG)	4,107	34,867
International Consolidated Airlines Group SA(b)	8,519	40,135
Japan Airlines Co., Ltd.	965	19,682
Qantas Airways Ltd.	5,082	35,902
Ryanair Holdings PLC	5,827	165,287
Singapore Airlines Ltd.(b)	9,966	54,661
Southwest Airlines Co.(b)	4,167	135,177
United Airlines Holdings, Inc.(a)	2,312	184,105

		912,647

Company	Shares	U.S. $ Value

PROFESSIONAL SERVICES–0.7%
Automatic Data Processing, Inc.	2,861	$882,332
Broadridge Financial Solutions, Inc.	823	200,014
Bureau Veritas SA	2,178	74,340
Computershare Ltd.	3,607	94,626
Dayforce, Inc.(a)	1,118	61,926
Equifax, Inc.	872	226,171
Experian PLC	6,293	324,506
Intertek Group PLC	1,122	73,086
Jacobs Solutions, Inc.	862	113,310
Leidos Holdings, Inc.	922	145,455
Paychex, Inc.	2,253	327,721
Paycom Software, Inc.	331	76,593
Randstad NV(b)	744	34,388
Recruit Holdings Co., Ltd.	9,640	566,896
RELX PLC	12,668	686,576
SGS SA (REG)	1,104	112,095
Teleperformance SE	369	35,840
Verisk Analytics, Inc.	993	309,320
Wolters Kluwer NV	1,635	273,435

		4,618,630

TRADING COMPANIES & DISTRIBUTORS–0.5%
AddTech AB–Class B(b)	1,782	60,751
AerCap Holdings NV	1,262	147,654
Ashtead Group PLC	2,961	189,877
Beijer Ref AB(b)	2,638	41,630
Brenntag SE	841	55,716
Bunzl PLC	2,246	71,572
Fastenal Co.	8,064	338,688
ITOCHU Corp.	8,157	427,141
Marubeni Corp.	9,638	194,285
Mitsubishi Corp.	23,481	469,195
Mitsui & Co., Ltd.	16,926	344,951
MonotaRO Co., Ltd.	1,678	33,033
Reece Ltd.(b)	1,550	14,646
Rexel SA	1,533	47,282
SGH Ltd.	1,395	49,682
Sumitomo Corp.	7,459	192,492
Toyota Tsusho Corp.	4,366	98,895
United Rentals, Inc.	459	345,811
WW Grainger, Inc.	312	324,555

		3,447,856

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA	5,140	137,206
Aeroports de Paris SA	237	29,713
Auckland International Airport Ltd.	11,572	54,631
Getlink SE	2,003	38,666
Transurban Group	21,303	196,008

		456,224

		56,387,676

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–7.5%
AUTOMOBILE COMPONENTS–0.1%
Aisin Corp.	3,649	$46,680
Aptiv PLC(a)	1,613	110,039
Bridgestone Corp.(b)	3,922	160,379
Cie Generale des Etablissements Michelin SCA	4,595	170,907
Continental AG	754	65,808
Denso Corp.	12,959	174,885
Sumitomo Electric Industries Ltd.	4,883	104,708

		833,406

AUTOMOBILES–1.5%
Bayerische Motoren Werke AG	1,987	176,961
Bayerische Motoren Werke AG (Preference Shares)(a)	384	31,890
Dr. Ing hc F Porsche AG (Preference Shares)(a)(c)	781	38,600
Ferrari NV	864	423,283
Ford Motor Co.	27,371	296,975
General Motors Co.	6,996	344,273
Honda Motor Co., Ltd.	28,944	279,102
Isuzu Motors Ltd.	3,621	45,871
Mercedes-Benz Group AG	4,950	288,388
Nissan Motor Co., Ltd.(a)	15,303	37,027
Porsche Automobil Holding SE (Preference Shares)	1,050	41,683
Renault SA	1,318	60,819
Stellantis NV(b)	13,818	138,403
Subaru Corp.	4,037	69,987
Suzuki Motor Corp.	10,721	129,255
Tesla, Inc.(a)	19,677	6,250,596
Toyota Motor Corp.	65,030	1,120,011
Volkswagen AG (Preference Shares)	1,413	149,373
Yamaha Motor Co., Ltd.(b)	6,326	47,338

		9,969,835

BROADLINE RETAIL–2.5%
Amazon.com, Inc.(a)	66,322	14,550,384
Cie Financiere Richemont SA (REG)–Class A	3,687	697,701
eBay, Inc.	3,368	250,781
Next PLC	800	136,635
Pan Pacific International Holdings Corp.	2,650	91,147
Prosus NV(a)	8,969	503,219
Rakuten Group, Inc.(a)	10,368	57,129

Company	Shares	U.S. $ Value

Wesfarmers Ltd.	7,777	$434,014

		16,721,010

DISTRIBUTORS–0.0%
D’ieteren Group	147	31,656
Genuine Parts Co.	978	118,641
LKQ Corp.	1,828	67,654
Pool Corp.	268	78,117

		296,068

DIVERSIFIED CONSUMER SERVICES–0.0%
Pearson PLC	4,094	60,309

HOTELS, RESTAURANTS & LEISURE–1.4%
Accor SA	1,307	68,498
Airbnb, Inc.–Class A(a)	3,044	402,843
Amadeus IT Group SA(b)	3,088	260,884
Aristocrat Leisure Ltd.	3,858	165,295
Booking Holdings, Inc.	233	1,348,893
Caesars Entertainment, Inc.(a)	1,494	42,415
Carnival Corp.(a)	7,367	207,160
Chipotle Mexican Grill, Inc.(a)	9,530	535,110
Compass Group PLC	11,634	394,067
Darden Restaurants, Inc.	824	179,607
Delivery Hero SE(a)	1,309	35,529
Domino’s Pizza, Inc.	243	109,496
DoorDash, Inc.–Class A(a)	2,385	587,926
Entain PLC	4,165	51,586
Evolution AB	1,017	80,773
Expedia Group, Inc.	867	146,246
FDJ United	762	29,901
Galaxy Entertainment Group Ltd.–Class H	14,639	65,255
Genting Singapore Ltd.(b)	41,481	23,331
Hilton Worldwide Holdings, Inc.	1,692	450,647
InterContinental Hotels Group PLC	1,016	116,164
Las Vegas Sands Corp.	2,416	105,120
Lottery Corp., Ltd. (The)(b)	15,258	53,525
Marriott International, Inc./MD–Class A	1,609	439,595
McDonald’s Corp.	5,039	1,472,245
MGM Resorts International(a)	1,573	54,095
Norwegian Cruise Line Holdings Ltd.(a)	3,092	62,706
Oriental Land Co., Ltd./Japan	7,404	170,527
Royal Caribbean Cruises Ltd.	1,741	545,177

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sands China Ltd.–Class H(a)	16,654	$34,806
Sodexo SA	606	37,297
Starbucks Corp.	7,987	731,849
Whitbread PLC	1,210	46,955
Wynn Resorts Ltd.	630	59,012
Yum! Brands, Inc.	1,962	290,729
Zensho Holdings Co., Ltd.	645	39,039

		9,444,303

HOUSEHOLD DURABLES–0.4%
Barratt Redrow PLC	9,414	58,950
D.R. Horton, Inc.	1,994	257,066
Garmin Ltd.	1,080	225,418
Lennar Corp.–Class A	1,642	181,622
Mohawk Industries, Inc.(a)	368	38,581
NVR, Inc.(a)	21	155,099
Panasonic Holdings Corp.	16,009	171,285
PulteGroup, Inc.	1,424	150,175
Sekisui House Ltd.	4,094	90,106
Sony Group Corp.	42,190	1,096,953

		2,425,255

LEISURE PRODUCTS–0.0%
Bandai Namco Holdings, Inc.	4,076	146,081
Hasbro, Inc.	922	68,062
Shimano, Inc.	511	74,085

		288,228

SPECIALTY RETAIL–1.1%
AutoZone, Inc.(a)	118	438,043
Avolta AG(a)	603	32,846
Best Buy Co., Inc.	1,368	91,834
CarMax, Inc.(a)	1,081	72,654
Fast Retailing Co., Ltd.	1,278	438,180
H & M Hennes & Mauritz AB–Class B(b)	3,883	54,689
Home Depot, Inc. (The)	6,985	2,560,980
Industria de Diseno Textil SA	7,476	389,999
JD Sports Fashion PLC	17,755	21,652
Kingfisher PLC	12,223	48,814
Lowe’s Cos., Inc.	3,970	880,824
Nitori Holdings Co., Ltd.	536	51,590
O’Reilly Automotive, Inc.(a)	6,060	546,188
Ross Stores, Inc.	2,320	295,986
Sanrio Co., Ltd.	1,200	58,027
TJX Cos., Inc. (The)	7,905	976,188
Tractor Supply Co.	3,756	198,204
Ulta Beauty, Inc.(a)	326	152,509
Williams-Sonoma, Inc.	866	141,478
Zalando SE(a)	1,539	50,783
ZOZO, Inc.	2,815	30,415

		7,531,883

Company	Shares	U.S. $ Value

TEXTILES, APPAREL & LUXURY GOODS–0.5%
adidas AG	1,172	$273,580
Asics Corp.	4,575	116,664
Deckers Outdoor Corp.(a)	1,067	109,976
Hermes International SCA	217	588,258
Kering SA	510	111,106
Lululemon Athletica, Inc.(a)	788	187,213
LVMH Moet Hennessy Louis Vuitton SE	1,886	987,095
Moncler SpA	1,601	91,324
NIKE, Inc.–Class B	8,306	590,058
Pandora A/S	562	99,022
Ralph Lauren Corp.	280	76,798
Swatch Group AG (The)(b)	198	32,326
Tapestry, Inc.	1,456	127,851

		3,391,271

		50,961,568

HEALTH CARE–7.2%
BIOTECHNOLOGY–1.0%
AbbVie, Inc.	12,413	2,304,101
Amgen, Inc.	3,777	1,054,576
Argenx SE(a)	418	231,398
Biogen, Inc.(a)	1,029	129,232
CSL Ltd.	3,320	524,429
Genmab A/S(a)	440	91,374
Gilead Sciences, Inc.	8,763	971,554
Grifols SA(a)	2,044	24,941
Incyte Corp.(a)	1,129	76,885
Moderna, Inc.(a)	2,381	65,692
Regeneron Pharmaceuticals, Inc.	740	388,500
Swedish Orphan Biovitrum AB(a)(b)	1,342	40,844
Vertex Pharmaceuticals, Inc.(a)	1,806	804,031

		6,707,557

HEALTH CARE EQUIPMENT & SUPPLIES–1.6%
Abbott Laboratories	12,196	1,658,778
Alcon AG	3,425	303,739
Align Technology, Inc.(a)	493	93,340
Baxter International, Inc.	3,590	108,705
Becton Dickinson & Co.	2,019	347,773
BioMerieux	284	39,282
Boston Scientific Corp.(a)	10,363	1,113,090
Cochlear Ltd.	448	88,604
Coloplast A/S–Class B	865	82,350
Cooper Cos., Inc. (The)(a)	1,403	99,837
Demant A/S(a)	586	24,484
Dexcom, Inc.(a)	2,747	239,786
DiaSorin SpA	153	16,376

9

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Edwards Lifesciences Corp.(a)	4,147	$324,337
EssilorLuxottica SA	2,039	559,895
Fisher & Paykel Healthcare Corp., Ltd.	4,019	88,276
GE HealthCare Technologies, Inc.	3,215	238,135
Hologic, Inc.(a)	1,578	102,822
Hoya Corp.	2,349	278,972
IDEXX Laboratories, Inc.(a)	576	308,932
Insulet Corp.(a)	493	154,891
Intuitive Surgical, Inc.(a)	2,508	1,362,872
Koninklijke Philips NV	5,702	136,918
Medtronic PLC	9,016	785,925
Olympus Corp.	7,784	92,461
ResMed, Inc.	1,033	266,514
Siemens Healthineers AG	2,319	128,738
Smith & Nephew PLC	5,705	87,368
Solventum Corp.(a)	972	73,716
Sonova Holding AG (REG)	347	103,484
STERIS PLC	691	165,992
Straumann Holding AG (REG)(a)	765	100,131
Stryker Corp.	2,415	955,446
Sysmex Corp.	3,470	60,403
Terumo Corp.	9,181	168,488
Zimmer Biomet Holdings, Inc.	1,400	127,694

		10,888,554

HEALTH CARE PROVIDERS & SERVICES–1.0%
Cardinal Health, Inc.	1,699	285,432
Cencora, Inc.	1,214	364,018
Centene Corp.(a)	3,487	189,274
Cigna Group (The)	1,925	636,366
CVS Health Corp.	8,865	611,508
DaVita, Inc.(a)	309	44,017
Elevance Health, Inc.	1,631	634,394
Fresenius Medical Care AG	1,509	86,700
Fresenius SE & Co. KGaA	2,895	145,684
HCA Healthcare, Inc.	1,257	481,557
Henry Schein, Inc.(a)	877	64,065
Humana, Inc.	848	207,319
Labcorp Holdings, Inc.	586	153,831
McKesson Corp.	881	645,579
Molina Healthcare, Inc.(a)	390	116,181
Quest Diagnostics, Inc.	780	140,111
Sigma Healthcare Ltd.(a)(b)	31,655	62,306
Sonic Healthcare Ltd.	3,129	55,231
UnitedHealth Group, Inc.	6,471	2,018,758

Company	Shares	U.S. $ Value

Universal Health Services, Inc.–Class B	413	$74,815

		7,017,146

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.	3,054	41,952
Pro Medicus Ltd.(b)	394	73,731

		115,683

LIFE SCIENCES TOOLS & SERVICES–0.5%
Agilent Technologies, Inc.	2,006	236,728
Bio-Techne Corp.	1,112	57,212
Charles River Laboratories International, Inc.(a)	360	54,623
Danaher Corp.	4,500	888,930
Eurofins Scientific SE	812	57,867
IQVIA Holdings, Inc.(a)	1,176	185,326
Lonza Group AG (REG)(a)	495	354,006
Mettler-Toledo International, Inc.(a)	147	172,684
QIAGEN NV	1,482	71,402
Revvity, Inc.	856	82,792
Sartorius AG (Preference Shares)	180	45,846
Sartorius Stedim Biotech	200	47,853
Thermo Fisher Scientific, Inc.	2,690	1,090,687
Waters Corp.(a)	418	145,899
West Pharmaceutical Services, Inc.	509	111,369

		3,603,224

PHARMACEUTICALS–3.1%
Astellas Pharma, Inc.	12,414	121,545
AstraZeneca PLC	10,632	1,479,646
Bayer AG (REG)	6,733	202,847
Bristol-Myers Squibb Co.	14,269	660,512
Chugai Pharmaceutical Co., Ltd.	4,596	239,993
Daiichi Sankyo Co., Ltd.	11,782	272,966
Eisai Co., Ltd.	1,787	51,323
Eli Lilly & Co.	5,540	4,318,596
Galderma Group AG(a)	734	106,691
GSK PLC	28,219	538,036
Haleon PLC	61,855	317,912
Hikma Pharmaceuticals PLC	1,141	31,137
Ipsen SA	258	30,732
Johnson & Johnson	16,929	2,585,905
Kyowa Kirin Co., Ltd.	1,626	27,833
Merck & Co., Inc.	17,787	1,408,019
Merck KGaA	886	114,877
Novartis AG (REG)	13,036	1,582,272
Novo Nordisk A/S–Class B	22,084	1,530,289
Ono Pharmaceutical Co., Ltd.(b)	2,603	28,211
Orion Oyj–Class B(b)	743	55,898

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Otsuka Holdings Co., Ltd.	3,000	$148,738
Pfizer, Inc.	39,848	965,916
Recordati Industria Chimica e Farmaceutica SpA	788	49,530
Roche Holding AG (BR)	219	76,109
Roche Holding AG (Genusschein)	4,817	1,572,364
Sandoz Group AG	2,865	157,012
Sanofi SA	7,613	737,043
Shionogi & Co., Ltd.	5,161	92,910
Takeda Pharmaceutical Co., Ltd.	10,950	338,059
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	7,860	131,734
UCB SA(b)	866	170,392
Viatris, Inc.	8,393	74,949
Zoetis, Inc.	3,149	491,087

		20,711,083

		49,043,247

COMMUNICATION SERVICES–6.4%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.0%
AT&T, Inc.	50,474	1,460,718
BT Group PLC(b)	40,957	109,057
Cellnex Telecom SA	3,389	131,962
Charter Communications, Inc.–Class A(a)	679	277,582
Comcast Corp.–Class A	26,520	946,499
Deutsche Telekom AG (REG)	23,936	876,144
Elisa Oyj	975	54,192
HKT Trust & HKT Ltd.–Class H	26,371	39,426
Infrastrutture Wireless Italiane SpA(b)	1,916	23,429
Koninklijke KPN NV	26,649	129,999
Nippon Telegraph & Telephone Corp.	204,842	218,999
Orange SA	12,761	194,327
Singapore Telecommunications Ltd.	50,950	153,603
Swisscom AG (REG)	177	125,686
Telecom Italia SpA/Milano(a)(b)	73,548	36,341
Telefonica SA(b)	25,256	132,924
Telenor ASA	4,221	65,730
Telia Co. AB	16,173	58,171
Telstra Group Ltd.	27,599	88,003
Verizon Communications, Inc.	29,601	1,280,835
Washington H Soul Pattinson & Co., Ltd.(b)	1,638	45,283

		6,448,910

Company	Shares	U.S. $ Value

ENTERTAINMENT–1.3%
Bollore SE	4,850	$30,484
Capcom Co., Ltd.	2,419	82,612
CTS Eventim AG & Co. KGaA	428	53,222
Electronic Arts, Inc.	1,668	266,379
Konami Group Corp.	672	106,244
Live Nation Entertainment, Inc.(a)	1,103	166,862
Netflix, Inc.(a)	3,008	4,028,103
Nexon Co., Ltd.	2,252	45,359
Nintendo Co., Ltd.	7,555	725,505
Sea Ltd. (ADR)(a)	2,622	419,363
Spotify Technology SA(a)	1,053	808,009
Take-Two Interactive Software, Inc.(a)	1,154	280,249
TKO Group Holdings, Inc.	468	85,153
Toho Co., Ltd./Tokyo	749	44,188
Universal Music Group NV(b)	7,541	244,634
Walt Disney Co. (The)	12,712	1,576,415
Warner Bros Discovery, Inc.(a)	15,697	179,888

		9,142,669

INTERACTIVE MEDIA & SERVICES–3.7%
Alphabet, Inc.–Class A	41,015	7,228,073
Alphabet, Inc.–Class C	33,241	5,896,621
Auto Trader Group PLC	6,028	68,278
CAR Group Ltd.	2,589	63,760
LY Corp.	19,594	72,157
Match Group, Inc.	1,766	54,552
Meta Platforms, Inc.–Class A	15,398	11,365,110
REA Group Ltd.(b)	362	57,326
Scout24 SE	514	70,957

		24,876,834

MEDIA–0.1%
Dentsu Group, Inc.(b)	1,356	30,046
Fox Corp.–Class A	1,532	85,853
Fox Corp.–Class B	928	47,913
Informa PLC	9,201	101,866
Interpublic Group of Cos., Inc. (The)	2,619	64,113
News Corp.–Class A	2,658	78,996
News Corp.–Class B	785	26,933
Omnicom Group, Inc.	1,382	99,421
Paramount Global–Class B	4,183	53,961
Publicis Groupe SA	1,569	177,211
WPP PLC	7,395	52,068

		818,381

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	21,042	$361,303
SoftBank Corp.	196,170	303,858
SoftBank Group Corp.	6,588	478,987
T-Mobile US, Inc.	3,372	803,413
Tele2 AB–Class B	3,753	54,784
Vodafone Group PLC	136,694	146,324

		2,148,669

		43,435,463

CONSUMER STAPLES–4.5%
BEVERAGES–0.9%
Anheuser-Busch InBev SA/NV	6,776	466,191
Asahi Group Holdings Ltd.	9,872	131,960
Brown-Forman Corp.–Class B	1,281	34,472
Carlsberg AS–Class B	655	92,802
Coca-Cola Co. (The)	27,225	1,926,169
Coca-Cola Europacific Partners PLC	1,579	146,405
Coca-Cola HBC AG(a)	1,528	79,827
Constellation Brands, Inc.–Class A	1,093	177,809
Davide Campari-Milano NV(b)	4,219	28,404
Diageo PLC	15,251	384,571
Heineken Holding NV	889	66,337
Heineken NV	1,974	172,217
Keurig Dr. Pepper, Inc.	8,395	277,539
Kirin Holdings Co., Ltd.(b)	5,300	74,272
Molson Coors Beverage Co.–Class B	1,211	58,237
Monster Beverage Corp.(a)	4,924	308,439
PepsiCo, Inc.	9,644	1,273,394
Pernod Ricard SA	1,383	137,956
Suntory Beverage & Food Ltd.(b)	930	29,741

		5,866,742

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.3%
Aeon Co., Ltd.(b)	4,477	137,232
Carrefour SA	3,718	52,447
Coles Group Ltd.	9,191	126,028
Costco Wholesale Corp.	3,121	3,089,603
Dollar General Corp.	1,546	176,832
Dollar Tree, Inc.(a)	1,421	140,736
J Sainsbury PLC	12,050	47,957
Jeronimo Martins SGPS SA	1,941	49,142
Kesko Oyj–Class B	1,872	46,171

Company	Shares	U.S. $ Value

Kobe Bussan Co., Ltd.	1,007	$31,273
Koninklijke Ahold Delhaize NV	6,258	261,374
Kroger Co. (The)	4,681	335,768
Marks & Spencer Group PLC	14,187	69,048
MatsukiyoCocokara & Co.	2,297	47,250
Seven & i Holdings Co., Ltd.	15,220	244,971
Sysco Corp.	3,440	260,546
Target Corp.	3,222	317,850
Tesco PLC	46,116	254,262
Walgreens Boots Alliance, Inc.(a)	5,043	57,894
Walmart, Inc.	30,587	2,990,797
Woolworths Group Ltd.(b)	8,372	171,491

		8,908,672

FOOD PRODUCTS–0.8%
Ajinomoto Co., Inc.	6,214	168,543
Archer-Daniels-Midland Co.	3,365	177,605
Associated British Foods PLC	2,257	63,770
Barry Callebaut AG (REG)(b)	24	26,234
Bunge Global SA	939	75,383
Chocoladefabriken Lindt & Spruengli AG	7	117,975
Chocoladefabriken Lindt & Spruengli AG (REG)	1	166,726
Conagra Brands, Inc.	3,356	68,697
Danone SA	4,425	362,068
General Mills, Inc.	3,876	200,816
Hershey Co. (The)	1,039	172,422
Hormel Foods Corp.	2,046	61,891
J M Smucker Co. (The)	748	73,454
JDE Peet’s NV(b)	1,171	33,449
Kellanova	1,891	150,391
Kerry Group PLC–Class A	1,131	124,960
Kikkoman Corp.	4,642	43,058
Kraft Heinz Co. (The)	6,134	158,380
Lamb Weston Holdings, Inc.	1,003	52,005
Lotus Bakeries NV	3	28,908
McCormick & Co., Inc./MD	1,776	134,656
MEIJI Holdings Co., Ltd.	1,671	36,952
Mondelez International, Inc.–Class A	9,095	613,367
Mowi ASA	3,190	61,610
Nestle SA (REG)	17,966	1,786,294
Nissin Foods Holdings Co., Ltd.(b)	1,342	27,880
Orkla ASA	4,805	52,334

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Salmar ASA	458	$19,848
The Campbell’s Co.	1,383	42,389
Tyson Foods, Inc.–Class A	2,012	112,551
WH Group Ltd.–Class H	57,329	55,253
Wilmar International Ltd.	12,860	29,029
Yakult Honsha Co., Ltd.(b)	1,717	32,336

		5,331,234

HOUSEHOLD PRODUCTS–0.6%
Church & Dwight Co., Inc.	1,730	166,270
Clorox Co. (The)	866	103,981
Colgate-Palmolive Co.	5,706	518,675
Essity AB–Class B	4,128	114,300
Henkel AG & Co. KGaA	712	51,638
Henkel AG & Co. KGaA (Preference Shares)	1,160	91,157
Kimberly-Clark Corp.	2,332	300,641
Procter & Gamble Co. (The)	16,488	2,626,868
Reckitt Benckiser Group PLC	4,674	318,425
Unicharm Corp.	7,703	55,622

		4,347,577

PERSONAL CARE PRODUCTS–0.4%
Beiersdorf AG	680	85,475
Estee Lauder Cos., Inc. (The)–Class A	1,647	133,078
Kao Corp.(b)	3,218	144,184
Kenvue, Inc.	13,481	282,157
L’Oreal SA	1,649	706,355
Shiseido Co., Ltd.(b)	2,777	49,599
Unilever PLC	17,154	1,046,844

		2,447,692

TOBACCO–0.5%
Altria Group, Inc.	11,917	698,694
British American Tobacco PLC	13,585	645,917
Imperial Brands PLC	5,361	211,814
Japan Tobacco, Inc.(b)	8,233	242,539
Philip Morris International, Inc.	10,933	1,991,227

		3,790,191

		30,692,108

ENERGY–2.2%
ENERGY EQUIPMENT & SERVICES–0.1%
Baker Hughes Co.	6,962	266,923
Halliburton Co.	6,104	124,399
Schlumberger NV	9,850	332,930
Tenaris SA	2,790	52,298

		776,550

Company	Shares	U.S. $ Value

OIL, GAS & CONSUMABLE FUELS–2.1%
Aker BP ASA	2,166	$55,351
APA Corp.	2,601	47,572
BP PLC	109,807	547,090
Chevron Corp.	11,752	1,682,769
ConocoPhillips	8,971	805,058
Coterra Energy, Inc.	5,178	131,418
Devon Energy Corp.	4,619	146,930
Diamondback Energy, Inc.	1,314	180,544
ENEOS Holdings, Inc.	18,688	92,633
Eni SpA	15,097	243,879
EOG Resources, Inc.	3,955	473,058
EQT Corp.	4,196	244,711
Equinor ASA	5,742	145,009
Expand Energy Corp.	1,479	172,954
Exxon Mobil Corp.	30,608	3,299,542
Galp Energia SGPS SA	2,860	52,355
Hess Corp.	1,943	269,183
Idemitsu Kosan Co., Ltd.	5,626	34,118
Inpex Corp.(b)	6,021	84,518
Kinder Morgan, Inc.	13,593	399,634
Marathon Petroleum Corp.	2,222	369,096
Neste Oyj(b)	2,900	39,301
Occidental Petroleum Corp.	4,751	199,590
OMV AG	1,010	54,925
ONEOK, Inc.	4,363	356,152
Phillips 66	2,904	346,447
Repsol SA(b)	7,934	116,046
Santos Ltd.	22,265	112,257
Shell PLC	41,045	1,432,040
Targa Resources Corp.	1,533	266,865
Texas Pacific Land Corp.	132	139,443
TotalEnergies SE	14,010	856,329
Valero Energy Corp.	2,226	299,219
Williams Cos., Inc. (The)	8,571	538,344
Woodside Energy Group Ltd.(b)(d)	13,013	201,011

		14,435,391

		15,211,941

MATERIALS–2.1%
CHEMICALS–1.2%
Air Liquide SA	3,967	818,000
Air Products & Chemicals, Inc.	1,564	441,142
Akzo Nobel NV(b)	1,171	82,162
Albemarle Corp.	827	51,828
Arkema SA	391	28,873
Asahi Kasei Corp.	8,398	59,783
BASF SE	6,118	302,593
CF Industries Holdings, Inc.	1,224	112,608
Corteva, Inc.	4,820	359,235

13

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Covestro AG(a)	1,231	$87,583
Croda International PLC	909	36,494
Dow, Inc.	4,949	131,049
DSM-Firmenich AG(a)	1,274	135,535
DuPont de Nemours, Inc.	2,940	201,655
Eastman Chemical Co.	810	60,475
Ecolab, Inc.	1,772	477,448
EMS-Chemie Holding AG(a)(b)	48	36,288
Evonik Industries AG	1,866	38,549
Givaudan SA (REG)	63	305,520
ICL Group Ltd.	5,307	36,434
IMCD NV(b)	405	54,471
International Flavors & Fragrances, Inc.	1,807	132,905
Linde PLC	3,348	1,570,815
LyondellBasell Industries NV–Class A	1,823	105,479
Mitsubishi Chemical Group Corp.	9,275	48,750
Mosaic Co. (The)	2,234	81,496
Nippon Paint Holdings Co., Ltd.	6,547	52,653
Nippon Sanso Holdings Corp.	1,159	43,858
Nitto Denko Corp.	4,830	93,274
Novonesis Novozymes B–Class B	2,415	173,389
PPG Industries, Inc.	1,631	185,526
Sherwin-Williams Co. (The)	1,629	559,333
Shin-Etsu Chemical Co., Ltd.	12,360	408,151
Sika AG (REG)(a)	1,045	284,327
Syensqo SA(b)	501	38,810
Symrise AG	910	95,427
Toray Industries, Inc.	9,483	64,913
Yara International ASA	1,135	41,885

		7,838,716

CONSTRUCTION MATERIALS–0.2%
Amrize Ltd.(a)	3,572	178,183
Heidelberg Materials AG	917	215,950
Holcim AG(a)	3,572	265,254
James Hardie Industries PLC(a)	2,947	79,137
Martin Marietta Materials, Inc.	430	236,053
Vulcan Materials Co.	929	242,302

		1,216,879

CONTAINERS & PACKAGING–0.1%
Amcor PLC	10,163	93,398
Avery Dennison Corp.	565	99,141
Ball Corp.	2,098	117,677
International Paper Co.	3,707	173,599

Company	Shares	U.S. $ Value

Packaging Corp. of America	627	$118,158
SIG Group AG(a)(b)	2,096	38,770
Smurfit WestRock PLC	3,477	150,032

		790,775

METALS & MINING–0.6%
Anglo American PLC	7,660	225,793
Antofagasta PLC	2,703	67,204
ArcelorMittal SA	3,216	102,122
BHP Group Ltd.(b)	34,809	837,421
BlueScope Steel Ltd.	3,007	45,822
Boliden AB(a)	1,948	60,874
Evolution Mining Ltd.	13,728	71,472
Fortescue Ltd.(b)	11,604	116,646
Freeport-McMoRan, Inc.	10,105	438,052
Glencore PLC(a)	70,281	273,860
JFE Holdings, Inc.	3,952	45,972
Newmont Corp.	8,005	466,371
Nippon Steel Corp.	6,596	124,743
Norsk Hydro ASA	9,640	55,202
Northern Star Resources Ltd.	9,307	114,961
Nucor Corp.	1,651	213,871
Rio Tinto Ltd.(b)	2,544	180,090
Rio Tinto PLC	7,736	450,267
South32 Ltd.	30,936	59,116
Steel Dynamics, Inc.	996	127,498
Sumitomo Metal Mining Co., Ltd.	1,654	40,763

		4,118,120

PAPER & FOREST PRODUCTS–0.0%
Holmen AB–Class B(b)	522	20,678
Mondi PLC	3,026	49,446
Stora Enso Oyj–Class R(b)	3,992	43,399
Svenska Cellulosa AB SCA–Class B	4,165	54,157
UPM-Kymmene Oyj(b)	3,659	99,920

		267,600

		14,232,090

UTILITIES–2.0%
ELECTRIC UTILITIES–1.2%
Acciona SA(b)	169	30,482
Alliant Energy Corp.	1,804	109,088
American Electric Power Co., Inc.	3,749	388,996
BKW AG	145	31,791
Chubu Electric Power Co., Inc.	4,413	54,608
CK Infrastructure Holdings Ltd.–Class H	4,216	27,919
CLP Holdings Ltd.–Class H	10,993	92,844
Constellation Energy Corp.	2,200	710,072

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Contact Energy Ltd.(b)	5,502	$30,194
Duke Energy Corp.	5,456	643,808
Edison International	2,722	140,455
EDP SA	21,513	93,458
Elia Group SA/NV(b)	336	38,806
Endesa SA(b)	2,178	68,988
Enel SpA	55,748	529,088
Entergy Corp.	3,015	250,607
Evergy, Inc.	1,617	111,460
Eversource Energy	2,579	164,076
Exelon Corp.	7,068	306,893
FirstEnergy Corp.	3,607	145,218
Fortum Oyj	3,075	57,662
Iberdrola SA(b)	39,750	764,712
Kansai Electric Power Co., Inc. (The)	6,513	77,243
NextEra Energy, Inc.	14,460	1,003,813
NRG Energy, Inc.	1,424	228,666
Origin Energy Ltd.	11,811	83,952
PG&E Corp.	15,424	215,011
Pinnacle West Capital Corp.	799	71,487
Power Assets Holdings Ltd.–Class H	9,273	59,621
PPL Corp.	5,191	175,923
Redeia Corp. SA(b)	2,782	59,529
Southern Co. (The)	7,704	707,458
SSE PLC	7,582	190,916
Terna–Rete Elettrica Nazionale	9,646	99,170
Verbund AG	467	35,878
Xcel Energy, Inc.	4,038	274,988

		8,074,880

GAS UTILITIES–0.1%
APA Group	8,942	48,079
Atmos Energy Corp.	1,116	171,987
Hong Kong & China Gas Co., Ltd.–Class H	76,951	64,699
Osaka Gas Co., Ltd.	2,469	63,330
Snam SpA	13,825	83,692
Tokyo Gas Co., Ltd.	2,312	76,902

		508,689

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
AES Corp. (The)	5,000	52,600
EDP Renovaveis SA(b)	2,162	24,192
Meridian Energy Ltd.	8,963	32,234
Orsted AS(a)	1,153	49,670
RWE AG	4,333	181,068
Vistra Corp.	2,392	463,594

		803,358

MULTI-UTILITIES–0.5%
Ameren Corp.	1,898	182,284
CenterPoint Energy, Inc.	4,583	168,379
Centrica PLC	34,459	76,457
CMS Energy Corp.	2,101	145,557

Company	Shares	U.S. $ Value

Consolidated Edison, Inc.	2,436	$244,453
Dominion Energy, Inc.	5,907	333,864
DTE Energy Co.	1,457	192,994
E.ON SE	15,389	283,552
Engie SA	12,519	294,231
National Grid PLC	34,565	507,368
NiSource, Inc.	3,304	133,283
Public Service Enterprise Group, Inc.	3,503	294,882
Sembcorp Industries Ltd.	5,983	32,231
Sempra	4,454	337,480
Veolia Environnement SA	4,314	154,018
WEC Energy Group, Inc.	2,234	232,783

		3,613,816

WATER UTILITIES–0.1%
American Water Works Co., Inc.	1,370	190,581
Severn Trent PLC	1,903	71,500
United Utilities Group PLC	4,675	73,410

		335,491

		13,336,234

REAL ESTATE–1.5%
DIVERSIFIED REITs–0.0%
Covivio SA/France	383	24,284
Land Securities Group PLC	4,851	42,135
Stockland	16,451	58,140

		124,559

HEALTH CARE REITs–0.2%
Alexandria Real Estate Equities, Inc.	1,083	78,658
Healthpeak Properties, Inc.	4,919	86,132
Ventas, Inc.	3,074	194,123
Welltower, Inc.	4,284	658,579

		1,017,492

HOTEL & RESORT REITs–0.0%
Host Hotels & Resorts, Inc.	4,915	75,494

INDUSTRIAL REITs–0.2%
CapitaLand Ascendas REIT(a)	26,020	54,907
Goodman Group	13,922	313,866
Prologis, Inc.	6,517	685,067
Segro PLC	8,814	82,509

		1,136,349

OFFICE REITs–0.0%
BXP, Inc.	1,023	69,022
Gecina SA	316	34,786
Nippon Building Fund, Inc.(b)	52	48,016

		151,824

15

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Azrieli Group Ltd.	291	$26,798
CapitaLand Investment Ltd./Singapore(b)	15,674	32,675
CBRE Group, Inc.–Class A(a)	2,078	291,169
CK Asset Holdings Ltd.–Class H	13,387	59,155
CoStar Group, Inc.(a)	2,963	238,225
Daito Trust Construction Co., Ltd.	392	42,696
Daiwa House Industry Co., Ltd.	3,851	132,331
Fastighets AB Balder–Class B(a)	4,921	36,683
Henderson Land Development Co., Ltd.–Class H	9,723	34,147
Hongkong Land Holdings Ltd.	7,586	43,771
Hulic Co., Ltd.(b)	3,170	31,975
LEG Immobilien SE	529	47,087
Mitsubishi Estate Co., Ltd.	7,259	136,085
Mitsui Fudosan Co., Ltd.	18,075	174,986
Sagax AB–Class B(b)	1,506	34,509
Sino Land Co., Ltd.–Class H	24,057	25,624
Sumitomo Realty & Development Co., Ltd.	2,112	81,564
Sun Hung Kai Properties Ltd.–Class H	9,699	111,762
Swiss Prime Site AG (REG)(a)	550	82,568
Unibail-Rodamco-Westfield	833	80,074
Vonovia SE	5,294	187,690
Wharf Holdings Ltd. (The)–Class H(b)	7,160	21,800
Wharf Real Estate Investment Co., Ltd.–Class H	11,179	31,733

		1,985,107

RESIDENTIAL REITs–0.1%
AvalonBay Communities, Inc.	999	203,296
Camden Property Trust	750	84,518
Equity Residential	2,403	162,178
Essex Property Trust, Inc.	452	128,097
Invitation Homes, Inc.	4,006	131,397
Mid-America Apartment Communities, Inc.	822	121,664
UDR, Inc.	2,117	86,437

		917,587

Company	Shares	U.S. $ Value

RETAIL REITs–0.2%
CapitaLand Integrated Commercial Trust(a)	39,955	$68,226
Federal Realty Investment Trust	542	51,485
Kimco Realty Corp.	4,778	100,434
Klepierre SA(a)	1,475	58,320
Link REIT–Class H	17,796	95,324
Realty Income Corp.	6,154	354,532
Regency Centers Corp.	1,148	81,772
Scentre Group	35,708	83,868
Simon Property Group, Inc.	2,157	346,759
Vicinity Ltd.	26,585	43,399

		1,284,119

SPECIALIZED REITs–0.5%
American Tower Corp.	3,286	726,272
Crown Castle, Inc.	3,056	313,943
Digital Realty Trust, Inc.	2,225	387,884
Equinix, Inc.	684	544,102
Extra Space Storage, Inc.	1,491	219,833
Iron Mountain, Inc.	2,065	211,807
Public Storage	1,108	325,109
SBA Communications Corp.	756	177,539
VICI Properties, Inc.	7,412	241,631
Weyerhaeuser Co.	5,102	131,070

		3,279,190

		9,971,721

Total Common Stocks (cost $359,962,405)		499,335,223

		Principal Amount (000)
GOVERNMENTS–TREASURIES–2.9%
JAPAN–2.9%
Japan Government Ten Year Bond Series 374 0.80%, 03/20/2034	JPY	1,260,000	8,380,459
Japan Government Twenty Year Bond Series 188 1.60%, 03/20/2044		1,367,000	8,482,984
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		504,000	2,797,383

Total Governments– Treasuries (cost $19,500,668)			19,660,826

16

AB Variable Products Series Fund

Company		Notional Amount	U.S. $ Value

PURCHASED OPTIONS–PUTS–0.0%
OPTIONS ON EQUITY INDICES–0.0%
Euro STOXX 50 Price EUR Index Expiration: Jul 2025; Contracts: 284; Exercise Price: EUR 5,150.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	14,626,000	$82,297
FTSE 100 Index Expiration: Jul 2025; Contracts: 65; Exercise Price: GBP 8,650.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	5,622,500	28,774
Nikkei 225 Index Expiration: Jul 2025; Contracts: 42; Exercise Price: JPY 37,250.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,564,500,000	21,145
S&P 500 Index Expiration: Jul 2025; Contracts: 171; Exercise Price: USD 5,890.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	100,719,000	182,970

Total Purchased Options–Puts (premiums paid $1,616,345)			315,186

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–21.0%
INVESTMENT COMPANIES–21.0%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio– Class AB, 4.17%(e)(f)(g) (cost $142,543,815)	142,543,815	$142,543,815

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–97.4% (cost $523,623,233)		661,855,050

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
INVESTMENT COMPANIES–0.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(e)(f)(g) (cost $1,322,606)	1,322,606	1,322,606

TOTAL INVESTMENTS–97.6% (cost $524,945,839)		663,177,656
Other assets less liabilities–2.4%		16,097,661

NET ASSETS–100.0%		$679,275,317

17

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Canadian 10 Yr Bond Futures	82	September 2025	$7,346,429	$45,016
Euro-BTP Futures	114	September 2025	16,248,651	58,918
Euro-Bund Futures	80	September 2025	12,264,822	(68,921)
Euro-OAT Futures	135	September 2025	19,693,450	(129,035)
Japan 10 Yr Bond (OSE) Futures	37	September 2025	35,719,176	120,596
Long Gilt Futures	191	September 2025	24,390,242	652,470
MSCI EAFE Futures	5	September 2025	670,425	9,886
S&P/TSX 60 Index Futures	56	September 2025	13,159,537	171,778
TOPIX Index Futures	27	September 2025	5,353,877	130,138
U.S. Long Bond (CBT) Futures	263	September 2025	30,368,281	887,465
U.S. T-Note 2 Yr (CBT) Futures	86	September 2025	17,890,016	75,129
U.S. T-Note 5 Yr (CBT) Futures	926	September 2025	100,934,000	1,375,351
U.S. Ultra Bond (CBT) Futures	118	September 2025	14,056,750	407,710

Sold Contracts
Euro STOXX 50 Index Futures	66	September 2025	4,141,462	12,807
FTSE 100 Index Futures	6	September 2025	723,894	9,699
Hang Seng Index Futures	4	July 2025	613,609	397
MSCI Singapore ETS Index Futures	22	July 2025	711,561	(11,245)
Nikkei 225 (CME) Futures	42	September 2025	8,482,950	(476,402)
OMXS 30 Index Futures	30	July 2025	790,517	(11,579)
S&P 500 E-Mini Futures	174	September 2025	54,407,625	(1,321,052)
SPI 200 Futures	13	September 2025	1,826,054	1,629
U.S. 10 Yr Ultra Futures	68	September 2025	7,770,063	(149,396)
U.S. T-Note 10 Yr (CBT) Futures	261	September 2025	29,264,625	(451,603)

				$1,339,756

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CHF	2,088	USD	2,559	07/09/2025	$(74,703)
Bank of America NA	SGD	1,930	USD	1,500	07/17/2025	(19,841)
BNP Paribas SA	EUR	16,518	USD	18,454	07/09/2025	(1,012,176)
Citibank NA	GBP	8,846	USD	11,717	07/16/2025	(425,588)
Citibank NA	USD	2	KRW	2,942	07/17/2025	110
Citibank NA	USD	11	TWD	331	08/22/2025	406
Goldman Sachs Bank USA	CHF	3,655	USD	4,363	07/09/2025	(247,508)
Morgan Stanley Capital Services, Inc.	EUR	8,788	USD	10,024	07/09/2025	(333,537)
Morgan Stanley Capital Services, Inc.	AUD	2,608	USD	1,705	08/21/2025	(12,833)
Morgan Stanley Capital Services, Inc.	JPY	5,998,334	USD	41,136	08/27/2025	(779,944)
Morgan Stanley Capital Services, Inc.	SEK	24,277	USD	2,569	09/04/2025	(7,871)
State Street Bank & Trust Co.	NZD	77	USD	47	08/21/2025	(261)
State Street Bank & Trust Co.	NOK	1,938	USD	192	09/04/2025	(699)
UBS	USD	5,236	CAD	7,068	08/28/2025	(30,775)

						$(2,945,220)

18

AB Variable Products Series Fund

WRITTEN OPTIONS – PUTS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Price EUR Index(h)	Morgan Stanley & Co., Inc.	284	EUR	4,925.00	July 2025	EUR	13,987	$89,005	$(23,250)
FTSE 100 Index(h)	Morgan Stanley & Co., Inc.	65	GBP	8,300.00	July 2025	GBP	5,395	17,371	(7,584)
Nikkei 225 Index(i)	Morgan Stanley & Co., Inc.	42	JPY	35,750.00	July 2025	JPY	1,501,500	78,157	(8,458)
S&P 500 Index(j)	Morgan Stanley & Co., Inc.	171	USD	5,650.00	July 2025	USD	96,615	529,753	(67,545)

								$714,286	$(106,837)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC Swiss Market Index Futures	0.00%	Maturity	CHF	1,071	09/19/2025	$23,117

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $146,948 or 0.0% of net assets.

(d)	Fair valued by the Adviser.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	One contract relates to 10 shares.

(i)	One contract relates to 1000 shares.

(j)	One contract relates to 100 shares.

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BR—Bearer

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

20

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $381,079,418)	$519,311,235	(a)
Affiliated issuers (cost $143,866,421—including investment of cash collateral for securities loaned of $1,322,606)	143,866,421
Cash	3,591
Cash collateral due from broker	11,367,181
Foreign currencies, at value (cost $7,586,014)	7,733,912
Unaffiliated dividends and interest receivable	1,101,512
Affiliated dividends receivable	481,301
Receivable for variation margin on futures	412,047
Receivable for capital stock sold	390,098
Receivable due from Adviser	24,535
Unrealized appreciation on total return swaps	23,117
Unrealized appreciation on forward currency exchange contracts	516

Total assets	684,715,466

LIABILITIES
Written options, at value (premiums received $714,286)	106,837
Unrealized depreciation on forward currency exchange contracts	2,945,736
Payable for collateral received on securities loaned	1,322,606
Payable for capital stock redeemed	372,356
Advisory fee payable	252,366
Distribution fee payable	133,582
Administrative fee payable	47,057
Directors’ fees payable	2,953
Foreign capital gains tax payable	2,065
Payable for investment securities purchased and foreign currency transactions	154
Transfer Agent fee payable	147
Accrued expenses	254,290

Total liabilities	5,440,149

NET ASSETS	$679,275,317

COMPOSITION OF NET ASSETS
Capital stock, at par	$51,065
Additional paid-in capital	580,945,804
Distributable earnings	98,278,448

NET ASSETS	$679,275,317

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

B	$679,275,317	51,064,698	$13.30

(a)	Includes securities on loan with a value of $8,167,566 (see Note E).

See notes to financial statements.

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $294,407)	$4,666,399
Affiliated issuers	3,841,702
Interest	287,410
Securities lending income, net	10,237

8,805,748

EXPENSES
Advisory fee (see Note B)	1,607,604
Distribution fee—Class B	851,792
Transfer agency—Class B	980
Custody and accounting	101,314
Administrative	53,036
Audit and tax	37,477
Legal	32,067
Directors’ fees	14,320
Printing	12,555
Miscellaneous	28,718

Total expenses	2,739,863
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(191,659)

Net expenses	2,548,204

Net investment income	6,257,544

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	3,456,282
Forward currency exchange contracts	(3,557,996)
Futures	(11,308,177)
Written options	1,006,382
Swaps	(123,045)
Foreign currency transactions	244,278
Net change in unrealized appreciation (depreciation) of:
Investments(a)	39,455,727
Forward currency exchange contracts	(5,198,137)
Futures	4,285,062
Written options	273,705
Swaps	23,117
Foreign currency denominated assets and liabilities	511,165

Net gain on investment and foreign currency transactions	29,068,363

NET INCREASE IN NET ASSETS FROM OPERATIONS	$35,325,907

(a)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,623.

See notes to financial statements.

22

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,257,544		$14,102,414
Net realized gain (loss) on investment transactions and foreign currency transactions	(10,282,276)		24,131,035
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	39,350,639		51,323,168

Net increase in net assets from operations	35,325,907		89,556,617
DISTRIBUTIONS TO SHAREHOLDERS
Class B	–0	–	(14,233,081)
CAPITAL STOCK TRANSACTIONS
Net decrease	(71,769,577)		(135,200,766)

Total decrease	(36,443,670)		(59,877,230)
NET ASSETS
Beginning of period	715,718,987		775,596,217

End of period	$679,275,317		$715,718,987

See notes to financial statements.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what AllianceBernstein L.P. (the “Adviser”) considers undue risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class B shares. Class A shares have been authorized but currently are not offered. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

24

AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$123,273,092		$10,575,552		$–0	–	$133,848,644
Financials	51,542,953		30,671,578		–0	–	82,214,531
Industrials	32,290,632		24,097,044		–0	–	56,387,676
Consumer Discretionary	38,361,138		12,600,430		–0	–	50,961,568
Health Care	34,653,349		14,389,898		–0	–	49,043,247
Communication Services	37,581,014		5,854,449		–0	–	43,435,463
Consumer Staples	20,507,936		10,184,172		–0	–	30,692,108
Energy	11,092,781		4,119,160		–0	–	15,211,941
Materials	7,212,912		7,019,178		–0	–	14,232,090
Utilities	8,893,962		4,442,272		–0	–	13,336,234
Real Estate	7,573,799		2,397,922		–0	–	9,971,721
Governments—Treasuries	–0	–	19,660,826		–0	–	19,660,826
Purchased Options—Puts	–0	–	315,186		–0	–	315,186
Short-Term Investments	142,543,815		–0	–	–0	–	142,543,815
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,322,606		–0	–	–0	–	1,322,606

Total Investments in Securities	516,849,989		146,327,667		–0	–	663,177,656
Other Financial Instruments(a):
Assets:
Futures	3,958,989		–0	–	–0	–	3,958,989	(b)
Forward Currency Exchange Contracts	–0	–	516		–0	–	516
Total Return Swaps	–0	–	23,117		–0	–	23,117
Liabilities:
Futures	(2,619,233)		–0	–	–0	–	(2,619,233	)(b)
Forward Currency Exchange Contracts	–0	–	(2,945,736)		–0	–	(2,945,736)
Written Options—Put	–0	–	(106,837)		–0	–	(106,837)

Total	$518,189,745		$143,298,727		$–0	–	$661,488,472

(a)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

26

AB Variable Products Series Fund

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

27

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $100 million, .45% of the excess over $100 million up to $1 billion and .40% of the excess over $1 billion of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. Prior to January 1, 2020, the Portfolio paid the Adviser an advisory fee at an annual rate of .60% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses, to the extent necessary to limit total operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs), inclusive of the Portfolio’s proportionate share of fees and expenses of registered investment companies or series thereof in which the Portfolio invests (“Acquired Fund Expenses”) on an annual basis (the “Expense Caps”) to 1.00% of daily average net assets for Class B. The Expense Caps may not be terminated by the Adviser before May 1, 2026. For the six months ended June 30, 2025, there were no such operating expenses waived by the Adviser. For the six months ended June 30, 2025, such waiver for Acquired Fund Expenses for affiliated underlying portfolios amounted to $190,692.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$223,885	$34,446	$115,788	$142,543	$3,842
AB Government Money Market Portfolio*	2,321	9,118	10,116	1,323	1

Total				$143,866	$3,843

*	Investments of cash collateral for securities lending transactions (see Note E).

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $53,036.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$6,050,954		$2,998,205
U.S. government securities	–0	–	–0	–

28

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$173,994,080
Gross unrealized depreciation	(36,737,161)

Net unrealized appreciation	$137,256,919

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2025, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2025, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

29

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2025, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2025, the Portfolio held written options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues

30

AB Variable Products Series Fund

for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2025, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$3,622,655	*	Payable for variation margin on futures	$798,955	*

Equity contracts	Receivable for variation margin on futures	336,334	*	Payable for variation margin on futures	1,820,278	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	516		Unrealized depreciation on forward currency exchange contracts	2,945,736

Equity contracts	Investments in securities, at value	315,186

Equity contracts				Written options, at value	106,837

Equity contracts	Unrealized appreciation on total return swaps	23,117

Total		$4,297,808			$5,671,806

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

31

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(4,014,401)	$5,696,899

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(7,293,776)	(1,411,837)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(3,557,996)	(5,198,137)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	4,206,067	(752,921)

Equity contracts	Net realized gain (loss) on written options; Net change in unrealized appreciation (depreciation) of written options	1,006,382	273,705

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(123,045)	23,117

Total		$(9,776,769)	$(1,369,174)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2025:

Futures:
Average notional amount of buy contracts	$270,312,806
Average notional amount of sale contracts	$67,699,768
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$17,061,659
Average principal amount of sale contracts	$109,865,353
Purchased Options:
Average notional amount	$137,605,773
Written Options:
Average notional amount	$131,538,853
Total Return Swaps:
Average notional amount	$1,258,539	(a)

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

32

AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Citibank NA	$516	$(516)		$–0	–	$–0	–	$–0	–
Morgan Stanley Capital Services, Inc./ Morgan Stanley Capital Services LLC	23,117	(23,117)		–0	–	–0	–	–0	–

Total	$23,633	$(23,633)		$–0	–	$–0	–	$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$94,544	$–0	–	$–0	–	$–0	–	$94,544
BNP Paribas SA	1,012,176	–0	–	–0	–	–0	–	1,012,176
Citibank NA	425,588	(516)		–0	–	–0	–	425,072
Goldman Sachs Bank USA	247,508	–0	–	–0	–	–0	–	247,508
Morgan Stanley Capital Services, Inc./ Morgan Stanley Capital Services LLC	1,134,185	(23,117)		–0	–	–0	–	1,111,068
State Street Bank & Trust Co.	960	–0	–	–0	–	–0	–	960
UBS	30,775	–0	–	–0	–	–0	–	30,775

Total	$2,945,736	$(23,633)		$–0	–	$–0	–	$2,922,103	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts

33

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$8,167,566	$1,322,606	$7,367,289	$9,077	$1,160	$967

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class B
Shares sold	367,109		1,576,021	$4,721,925		$19,260,216
Shares issued on reinvestment of dividends	–0	–	1,181,169	–0	–	14,233,081
Shares redeemed	(5,995,671)		(13,745,723)	(76,491,502)		(168,694,063)

Net decrease	(5,628,562)		(10,988,533)	$(71,769,577)		$(135,200,766)

At June 30, 2025, a shareholder of the Portfolio owned 96% of the Portfolio’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when the asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

34

AB Variable Products Series Fund

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, Contractholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

35

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$14,233,081		$16,918,422
Net long-term capital gains	–0	–	–0	–

Total taxable distributions paid	$14,233,081		$16,918,422

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$23,819,135
Accumulated capital and other losses	(58,675,308	)(a)
Unrealized appreciation (depreciation)	97,808,714	(b)

Total accumulated earnings (deficit)	$62,952,541

(a)	As of December 31, 2024, the Portfolio had a net capital loss carryforward of $58,636,458. During the fiscal year, the Portfolio utilized $12,564,094 of capital loss carry forwards to offset current year net realized gains. As of December 31, 2024, the cumulative deferred loss on straddles was $38,850.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio had a net short-term capital loss carryforward of $32,095,652 and a net long-term capital loss carryforward of $26,540,806 which may be carried forward for an indefinite period.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

36

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.62	$11.46	$10.20	$12.25	$10.94	$11.19

Income From Investment Operations
Net investment income(a)(b)	.12	.23	.21	.10	.01	.00	(c)
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.56	1.17	1.29	(1.80)	1.30	.23
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	.00	(c)	–0	–

Net increase (decrease) in net asset value from operations	.68	1.40	1.50	(1.70)	1.31	.23

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.24)	(.24)	(.07)	–0	–	(.14)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(.28)	–0	–	(.34)

Total dividends and distributions	–0	–	(.24)	(.24)	(.35)	–0	–	(.48)

Net asset value, end of period	$13.30	$12.62	$11.46	$10.20	$12.25	$10.94

Total Return
Total investment return based on net asset value(d)	5.39%	12.28%	14.79%	(14.07)%	11.97%	2.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$679,275	$715,719	$775,596	$799,391	$1,065,829	$89,696
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.75	%^	.74%	.77%	.75%	.75%	.94%
Expenses, before waivers/reimbursements(e)(f)‡	.80	%^	.78%	.80%	.79%	.78%	1.20%
Net investment income(b)	1.84	%^	1.85%	1.98%	.92%	.09%	.01%
Portfolio turnover rate	1%	8%	3%	2%	18%	31%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.03%	.04%	.03%	.06%

See footnote summary on page 38.

37

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2025 and the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, such waiver amounted to .05% (annualized), .04%, .03%, .04%, .03% and .06%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Class B
Net of waivers/reimbursements	.75	%^	.74%	.77%	.75%	.75%	.94%
Before waivers/reimbursements	.80	%^	.78%	.80%	.79%	.78%	1.20%

^	Annualized.

See notes to financial statements.

38

GLOBAL RISK ALLOCATION—

MODERATE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Risk Allocation—Moderate Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

39

GLOBAL RISK ALLOCATION—
MODERATE PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class B shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class B shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

40

GLOBAL RISK ALLOCATION—
MODERATE PORTFOLIO

(continued)	AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class B shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class B expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

41

VPS-GRA-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS
SERIES FUND, INC.

+	AB INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.0%

INDUSTRIALS–20.9%
AEROSPACE & DEFENSE–6.1%
Airbus SE	34,491	$7,215,540
BAE Systems PLC	203,735	5,287,506
Melrose Industries PLC	859,309	6,258,504

		18,761,550

CONSTRUCTION & ENGINEERING–3.0%
Shimizu Corp.	348,700	3,894,895
Vinci SA	35,886	5,292,122

		9,187,017

ELECTRICAL EQUIPMENT–1.6%
Mitsubishi Electric Corp.	222,500	4,785,745

GROUND TRANSPORTATION–1.4%
Keisei Electric Railway Co., Ltd.	464,800	4,345,845

MACHINERY–5.7%
Amada Co., Ltd.	212,000	2,313,556
CNH Industrial NV	422,042	5,469,664
Kawasaki Heavy Industries Ltd.	29,400	2,222,569
Techtronic Industries Co., Ltd.–Class H	255,000	2,813,663
Toyota Industries Corp.(a)	42,100	4,751,520

		17,570,972

PASSENGER AIRLINES–1.6%
Ryanair Holdings PLC (Sponsored ADR)(b)	84,413	4,868,098

PROFESSIONAL SERVICES–1.5%
Persol Holdings Co., Ltd.	2,364,300	4,614,392

		64,133,619

FINANCIALS–15.5%
BANKS–9.9%
ABN AMRO Bank NV	168,774	4,608,535
Banco Bilbao Vizcaya Argentaria SA	324,010	4,989,195
Danske Bank A/S	125,097	5,109,437
Erste Group Bank AG	45,768	3,896,014
NatWest Group PLC	822,241	5,774,559
Resona Holdings, Inc.	653,900	6,039,299

		30,417,039

INSURANCE–5.6%
ASR Nederland NV	71,584	4,756,442
AXA SA	140,757	6,911,877
Prudential PLC	441,618	5,527,397

		17,195,716

		47,612,755

Company	Shares	U.S. $ Value

HEALTH CARE–13.0%
HEALTH CARE EQUIPMENT & SUPPLIES–1.5%
Siemens Healthineers AG	85,628	$4,753,583

HEALTH CARE PROVIDERS & SERVICES–1.2%
Fresenius SE & Co. KGaA	75,598	3,804,303

LIFE SCIENCES TOOLS & SERVICES–1.5%
ICON PLC(a)	31,327	4,556,512

PHARMACEUTICALS–8.8%
GSK PLC	171,345	3,266,942
Haleon PLC	1,146,793	5,894,087
Merck KGaA	25,304	3,280,876
Novo Nordisk A/S–Class B	66,830	4,630,919
Roche Holding AG	30,085	9,820,335

		26,893,159

		40,007,557

CONSUMER DISCRETIONARY–9.6%
AUTOMOBILE COMPONENTS–1.1%
Toyo Tire Corp.(b)	166,800	3,532,984

AUTOMOBILES–1.9%
Honda Motor Co., Ltd.	596,300	5,750,029

HOUSEHOLD DURABLES–1.9%
Sony Group Corp.	220,100	5,722,667

SPECIALTY RETAIL–3.3%
Industria de Diseno Textil SA	119,087	6,212,383
JD Sports Fashion PLC	3,189,339	3,889,313

		10,101,696

TEXTILES, APPAREL & LUXURY GOODS–1.4%
Burberry Group PLC(a)	260,508	4,231,483

		29,338,859

ENERGY–7.2%
ENERGY EQUIPMENT & SERVICES–4.8%
Shell PLC	307,017	10,782,287
Vallourec SACA	212,223	3,914,714

		14,697,001

OIL, GAS & CONSUMABLE FUELS–2.4%
Cameco Corp.	41,114	3,053,320
Repsol SA(b)	294,171	4,302,663

		7,355,983

		22,052,984

1

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INFORMATION TECHNOLOGY–7.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–5.4%
NXP Semiconductors NV	14,378	$3,141,449
Taiwan Semiconductor Manufacturing Co., Ltd.	178,000	6,509,344
Tokyo Electron Ltd.	36,000	6,894,337

		16,545,130

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.7%
Samsung Electronics Co., Ltd.	119,718	5,294,122

		21,839,252

MATERIALS–6.7%
CHEMICALS–3.4%
Arkema SA	40,405	2,983,650
Kuraray Co., Ltd.(b)	298,100	3,790,725
Tosoh Corp.	248,900	3,642,325

		10,416,700

CONSTRUCTION MATERIALS–1.7%
CRH PLC	56,936	5,226,725

METALS & MINING–1.6%
Lundin Mining Corp.(b)	457,116	4,806,977

		20,450,402

COMMUNICATION SERVICES–5.8%
DIVERSIFIED TELECOMMUNICATION SERVICES–4.5%
Deutsche Telekom AG (REG)	125,697	4,600,962
Koninklijke KPN NV	933,769	4,555,103
Telstra Group Ltd.	1,432,511	4,567,737

		13,723,802

ENTERTAINMENT–1.3%
Toho Co. Ltd./Tokyo	70,400	4,153,307

		17,877,109

CONSUMER STAPLES–5.0%
BEVERAGES–1.7%
Coca-Cola Europacific Partners PLC	55,958	5,188,426

FOOD PRODUCTS–3.3%
Nestle SA (REG)	58,062	5,772,892
Toyo Suisan Kaisha Ltd.	63,800	4,240,599

		10,013,491

		15,201,917

UTILITIES–3.5%
ELECTRIC UTILITIES–3.5%
EDP SA	1,214,382	5,275,614
Enel SpA	571,593	5,424,822

		10,700,436

Company	Shares	U.S. $ Value

REAL ESTATE–2.7%
DIVERSIFIED REITs–1.3%
Merlin Properties Socimi SA	299,324	$3,946,208

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.4%
Mitsui Fudosan Co., Ltd.	462,300	4,475,563

		8,421,771

Total Common Stocks (cost $232,825,973)		297,636,661

SHORT-TERM INVESTMENTS–1.4%
INVESTMENT COMPANIES–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $4,115,994)	4,115,994	4,115,994

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–98.4% (cost $236,941,967)		301,752,655

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.3%
INVESTMENT COMPANIES–1.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $4,090,434)	4,090,434	4,090,434

TOTAL INVESTMENTS–99.7% (cost $241,032,401)		305,843,089
Other assets less liabilities–0.3%		972,172

NET ASSETS–100.0%		$306,815,261

2

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	8,384	USD	1,521	07/02/2025	$(21,680)
Bank of America NA	USD	1,503	BRL	8,384	07/02/2025	39,521
Bank of America NA	EUR	4,366	USD	5,064	07/09/2025	(80,376)
Bank of America NA	USD	10,627	CHF	8,671	07/09/2025	310,180
Bank of America NA	USD	1,322	EUR	1,161	07/09/2025	46,361
Bank of America NA	KRW	404,005	USD	293	07/17/2025	(6,002)
Bank of America NA	USD	748	BRL	4,192	08/04/2025	18,016
Barclays Capital, Inc.	USD	2,286	ILS	7,989	08/14/2025	86,205
Barclays Capital, Inc.	JPY	133,678	USD	920	08/27/2025	(14,002)
Citibank NA	EUR	918	USD	1,052	07/09/2025	(29,106)
Citibank NA	USD	1,221	GBP	918	07/16/2025	39,366
Citibank NA	KRW	6,188,857	USD	4,346	07/17/2025	(231,849)
Citibank NA	TWD	103,034	USD	3,457	08/22/2025	(126,322)
Deutsche Bank AG	EUR	815	USD	930	07/09/2025	(30,718)
Deutsche Bank AG	USD	995	GBP	739	07/16/2025	19,159
Goldman Sachs Bank USA	USD	966	EUR	849	07/09/2025	34,378
HSBC Bank USA	TWD	54,816	USD	1,855	08/22/2025	(51,368)
HSBC Bank USA	JPY	130,127	USD	901	08/27/2025	(8,479)
JPMorgan Chase Bank	GBP	909	USD	1,247	07/16/2025	(1,140)
Morgan Stanley Capital Services, Inc.	EUR	10,740	USD	12,240	07/09/2025	(417,675)
Morgan Stanley Capital Services, Inc.	USD	6,725	EUR	5,828	07/09/2025	142,426
Morgan Stanley Capital Services, Inc.	USD	3,390	GBP	2,521	07/16/2025	70,578
Morgan Stanley Capital Services, Inc.	USD	17,461	AUD	26,704	08/21/2025	131,410
Morgan Stanley Capital Services, Inc.	JPY	2,218,204	USD	15,212	08/27/2025	(288,426)
Morgan Stanley Capital Services, Inc.	USD	9,530	SEK	90,122	09/04/2025	35,707
NatWest Markets PLC	EUR	1,352	USD	1,559	07/09/2025	(35,216)
NatWest Markets PLC	USD	2,465	EUR	2,207	07/09/2025	135,529
NatWest Markets PLC	GBP	601	USD	812	07/16/2025	(12,880)
Standard Chartered Bank	USD	3,574	SGD	4,596	07/17/2025	44,765
State Street Bank & Trust Co.	CHF	289	USD	356	07/09/2025	(8,708)
State Street Bank & Trust Co.	EUR	1,591	USD	1,834	07/09/2025	(41,830)
State Street Bank & Trust Co.	USD	1,744	CHF	1,443	07/09/2025	76,624
State Street Bank & Trust Co.	USD	655	EUR	579	07/09/2025	26,917
State Street Bank & Trust Co.	GBP	976	USD	1,317	07/16/2025	(23,209)
State Street Bank & Trust Co.	USD	1,945	GBP	1,439	07/16/2025	29,890
State Street Bank & Trust Co.	USD	325	SGD	419	07/17/2025	5,331
State Street Bank & Trust Co.	USD	771	NZD	1,273	08/21/2025	6,282
State Street Bank & Trust Co.	JPY	15,788	USD	109	08/27/2025	(1,027)
State Street Bank & Trust Co.	USD	503	CAD	686	08/28/2025	2,056
State Street Bank & Trust Co.	USD	326	NOK	3,291	09/04/2025	433
UBS	CHF	674	USD	823	07/09/2025	(27,198)
UBS	EUR	669	USD	771	07/09/2025	(17,036)
UBS	USD	2,051	EUR	1,804	07/09/2025	74,695
UBS	HKD	17,587	USD	2,270	07/11/2025	27,962
UBS	GBP	417	USD	562	07/16/2025	(10,043)
UBS	USD	833	AUD	1,273	08/21/2025	5,553
UBS	USD	1,733	JPY	248,440	08/27/2025	2,956
UBS	CAD	10,999	USD	8,147	08/28/2025	46,685
UBS	USD	2,378	NOK	24,088	09/04/2025	13,170

						$(12,135)

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

4

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $232,825,973)	$297,636,661	(a)
Affiliated issuers (cost $8,206,428—including investment of cash collateral for securities loaned of $4,090,434)	8,206,428
Cash	4,602
Cash collateral due from broker	280,000
Foreign currencies, at value (cost $7,799,095)	7,896,068
Receivable for investment securities sold and foreign currency transactions	5,516,119
Unrealized appreciation on forward currency exchange contracts	1,472,155
Unaffiliated dividends receivable	1,250,346
Receivable for capital stock sold	214,415
Affiliated dividends receivable	20,315
Receivable due from Adviser	3,753

Total assets	322,500,862

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	9,085,053
Payable for collateral received on securities loaned	4,090,434
Unrealized depreciation on forward currency exchange contracts	1,484,290
Payable for capital stock redeemed	550,461
Advisory fee payable	179,575
Distribution fee payable	49,024
Administrative fee payable	47,283
Directors’ fees payable	2,078
Transfer Agent fee payable	147
Accrued expenses	197,256

Total liabilities	15,685,601

NET ASSETS	$306,815,261

COMPOSITION OF NET ASSETS
Capital stock, at par	$16,102
Additional paid-in capital	219,750,028
Distributable earnings	87,049,131

NET ASSETS	$306,815,261

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$55,628,450	2,906,232	$19.14

B	$251,186,811	13,195,443	$19.04

(a)	Includes securities on loan with a value of $17,340,737 (see Note E).

See notes to financial statements.

5

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $672,979)	$5,372,539
Affiliated issuers	100,415
Interest	308
Securities lending income, net	19,793

5,493,055

EXPENSES
Advisory fee (see Note B)	1,026,068
Distribution fee—Class B	280,157
Transfer agency—Class A	547
Transfer agency—Class B	2,479
Custody and accounting	58,831
Administrative	53,559
Printing	41,338
Audit and tax	27,836
Legal	19,095
Directors’ fees	11,379
Miscellaneous	16,519

Total expenses before bank overdraft expense	1,537,808
Bank overdraft expense	8,559

Total expenses	1,546,367
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(24,005)

Net expenses	1,522,362

Net investment income	3,970,693

REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	20,128,528
Forward currency exchange contracts	796,218
Foreign currency transactions	170,517
Net change in unrealized appreciation (depreciation) of:
Investments	39,536,095
Forward currency exchange contracts	192,307
Foreign currency denominated assets and liabilities	212,593

Net gain on investment and foreign currency transactions	61,036,258

Contributions from Affiliates (see Note B)	26,406

NET INCREASE IN NET ASSETS FROM OPERATIONS	$65,033,357

See notes to financial statements.

6

INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,970,693		$5,807,920
Net realized gain on investment and foreign currency transactions	21,095,263		13,427,005
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	39,940,995		(5,103,041)
Contributions from Affiliates (see Note B)	26,406		–0	–

Net increase in net assets from operations	65,033,357		14,131,884
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(1,259,417)
Class B	–0	–	(5,086,573)
CAPITAL STOCK TRANSACTIONS
Net decrease	(12,344,761)		(39,227,503)

Total increase (decrease)	52,688,596		(31,441,609)
NET ASSETS
Beginning of period	254,126,665		285,568,274

End of period	$306,815,261		$254,126,665

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

8

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2	Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Industrials	$10,337,762		$53,795,857	$–0	–	$64,133,619
Financials	–0	–	47,612,755	–0	–	47,612,755
Health Care	4,556,512		35,451,045	–0	–	40,007,557
Consumer Discretionary	–0	–	29,338,859	–0	–	29,338,859
Energy	3,053,320		18,999,664	–0	–	22,052,984

9

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Information Technology	$3,141,449		$18,697,803		$–0	–	$21,839,252
Materials	10,033,702		10,416,700		–0	–	20,450,402
Communication Services	–0	–	17,877,109		–0	–	17,877,109
Consumer Staples	5,188,426		10,013,491		–0	–	15,201,917
Utilities	–0	–	10,700,436		–0	–	10,700,436
Real Estate	–0	–	8,421,771		–0	–	8,421,771
Short-Term Investments	4,115,994		–0	–	–0	–	4,115,994
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,090,434		–0	–	–0	–	4,090,434

Total Investments in Securities	44,517,599		261,325,490	(a)	–0	–	305,843,089
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	1,472,155		–0	–	1,472,155
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,484,290)		–0	–	(1,484,290)

Total	$44,517,599		$261,313,355		$–0	–	$305,830,954

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest

10

AB Variable Products Series Fund

income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Cash Equivalents

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.15% of the daily average net assets for the Class A and Class B, respectively. Prior to May 9, 2025, the Adviser had voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .92% and 1.17% of the daily average net assets for the Class A and Class B, respectively. For the six months ended June 30, 2025, such reimbursements/waivers amounted to $16,160.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $53,559.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $4,694.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,345	$53,108	$51,337	$4,116	$100
AB Government Money Market Portfolio*	599	55,374	51,883	4,090	7

Total				$8,206	$107

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended June 30, 2025, the Adviser reimbursed the Portfolio $26,406 for trading losses incurred due to a trade entry error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$75,682,884		$88,817,655
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$72,502,706
Gross unrealized depreciation	(7,704,153)

Net unrealized appreciation	$64,798,553

12

AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2025, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2025, the Portfolio had entered into the following derivatives:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$414,078	$(108,058)		$–0	–	$–0	–	$306,020
Barclays Capital, Inc.	86,205	(14,002)		–0	–	–0	–	72,203
Citibank NA	39,366	(39,366)		–0	–	–0	–	–0	–
Deutsche Bank AG	19,159	(19,159)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA	34,378	–0	–	–0	–	–0	–	34,378
Morgan Stanley Capital Services, Inc.	380,121	(380,121)		–0	–	–0	–	–0	–
NatWest Markets PLC	135,529	(48,096)		–0	–	–0	–	87,433
Standard Chartered Bank	44,765	–0	–	–0	–	–0	–	44,765
State Street Bank & Trust Co.	147,533	(74,774)		–0	–	–0	–	72,759
UBS	171,021	(54,277)		–0	–	–0	–	116,744

Total	$1,472,155	$(737,853)		$–0	–	$–0	–	$734,302	^

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$108,058	$(108,058)		$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	14,002	(14,002)		–0	–	–0	–	–0	–
Citibank NA	387,277	(39,366)		(280,000)		–0	–	67,911
Deutsche Bank AG	30,718	(19,159)		–0	–	–0	–	11,559
HSBC Bank USA	59,847	–0	–	–0	–	–0	–	59,847
JPMorgan Chase Bank	1,140	–0	–	–0	–	–0	–	1,140
Morgan Stanley Capital Services, Inc.	706,101	(380,121)		–0	–	–0	–	325,980
NatWest Markets PLC	48,096	(48,096)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	74,774	(74,774)		–0	–	–0	–	–0	–
UBS	54,277	(54,277)		–0	–	–0	–	–0	–

Total	$1,484,290	$(737,853)		$(280,000)		$–0	–	$466,437	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.
^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,472,155	Unrealized depreciation on forward currency exchange contracts	$1,484,290

Total		$1,472,155		$1,484,290

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$ 796,218	$192,307

Total		$796,218	$192,307

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$70,080,728
Average principal amount of sale contracts	$64,377,864

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

14

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$17,340,737	$4,090,434	$14,216,556	$12,733	$7,060	$3,151

*	As of June 30, 2025.

15

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	186,878		354,407	$3,209,807		$5,462,071
Shares issued in reinvestment of dividends	–0	–	82,007	–0	–	1,259,417
Shares redeemed	(305,087)		(405,948)	(5,180,362)		(6,306,092)

Net increase (decrease)	(118,209)		30,466	$(1,970,555)		$415,396

Class B
Shares sold	874,777		892,064	$14,989,109		$14,003,321
Shares issued on reinvestment of dividends	–0	–	332,521	–0	–	5,086,573
Shares redeemed	(1,520,982)		(3,786,600)	(25,363,315)		(58,732,793)

Net decrease	(646,205)		(2,562,015)	$(10,374,206)		$(39,642,899)

At June 30, 2025, certain shareholders of the Portfolio owned 54% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

16

AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$6,345,990	$2,000,855

Total taxable distributions paid	$6,345,990	$2,000,855

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,847,403
Accumulated capital and other losses	(2,624,144	)(a)
Unrealized appreciation (depreciation)	22,818,921	(b)

Total accumulated earnings (deficit)	$22,042,180

(a)	As of December 31, 2024, the Portfolio had a net capital loss carryforward of $2,624,144. During the fiscal year, the Portfolio utilized $12,927,737 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of hyper-inflationary currency contracts, and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio had a net short-term capital loss carryforward of $2,624,144 which may be carried forward for an indefinite period.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

17

INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.12	$14.79	$12.95	$15.72	$14.45	$14.37

Income From Investment Operations
Net investment income(a)(b)	.26	.35	.29	.44	.37	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.76	.40	1.67	(2.58)	1.22	.14
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	4.02	.75	1.96	(2.14)	1.59	.32

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.42)	(.12)	(.60)	(.32)	(.24)
Return of capital	–0	–	–0	–	–0	–	(.03)	–0	–	–0	–

Total dividends and distributions	–0	–	(.42)	(.12)	(.63)	(.32)	(.24)

Net asset value, end of period	$19.14	$15.12	$14.79	$12.95	$15.72	$14.45

Total Return
Total investment return based on net asset value(d)*	26.59%	5.07%	15.15%	(13.61)%	11.08%	2.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,628	$45,730	$44,286	$40,197	$45,175	$41,994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.91	%^	.90%	.90%	.88%	.90%	.91%
Expenses, before waivers/reimbursements(e)(f)	.92	%^	.92%	.90%	.89%	.90%	.92%
Net investment income(b)	3.11	%^	2.26%	2.03%	3.24%	2.34%	1.47%
Portfolio turnover rate	28%	51%	46%	37%	43%	54%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00%	.00%	.00%

See footnote summary on page 20.

18

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.06	$14.71	$12.90	$15.62	$14.34	$14.24

Income From Investment Operations
Net investment income(a)(b)	.24	.31	.26	.40	.32	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.74	.40	1.65	(2.56)	1.23	.15
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	3.98	.71	1.91	(2.16)	1.55	.29

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.36)	(.10)	(.53)	(.27)	(.19)
Return of capital	–0	–	–0	–	–0	–	(.03)	–0	–	–0	–

Total dividends and distributions	–0	–	(.36)	(.10)	(.56)	(.27)	(.19)

Net asset value, end of period	$19.04	$15.06	$14.71	$12.90	$15.62	$14.34

Total Return
Total investment return based on net asset value(d)*	26.36%	4.81%	14.83%	(13.80)%	10.86%	2.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$251,187	$208,397	$241,282	$223,060	$304,737	$299,415
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.16	%^	1.14%	1.15%	1.13%	1.15%	1.16%
Expenses, before waivers/reimbursements(e)(f)	1.18	%^	1.17%	1.15%	1.14%	1.15%	1.17%
Net investment income(b)	2.86	%^	2.04%	1.80%	2.98%	2.08%	1.18%
Portfolio turnover rate	28%	51%	46%	37%	43%	54%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00%	.00%	.00%

See footnote summary on page 20.

19

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, for the six months ended June 30, 2025, such waiver amounted to .01% (annualized).

(f)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Class A
Net of waivers/reimbursements	.90	%^	.90%	.90%	.88%	.90%	.91%
Before waivers/reimbursements	.92	%^	.92%	.90%	.89%	.90%	.92%
Class B
Net of waivers/reimbursements	1.15	%^	1.14%	1.15%	1.13%	1.15%	1.16%
Before waivers/reimbursements	1.17	%^	1.17%	1.15%	1.14%	1.15%	1.17%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2025 and for the years ended December 31, 2024, December 31, 2022 and December 31, 2020 by .14%, .01%, .01% and .04%, respectively.

^	Annualized.

See notes to financial statements.

20

INTERNATIONAL VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

21

INTERNATIONAL VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

22

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses and the directors noted that the Fund’s expense ratio was currently at the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and lower than the median of a peer universe. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested, as a condition to their approval, that the Adviser lower its existing expense limitation from 0.92% to 0.90%, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-IV-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–100.9%

INFORMATION TECHNOLOGY–37.7%
COMMUNICATIONS EQUIPMENT–1.7%
Arista Networks, Inc.(a)	90,192	$9,227,544
Motorola Solutions, Inc.	16,190	6,807,247

		16,034,791

IT SERVICES – 0.5%
Shopify, Inc.–Class A(a)	43,542	5,022,570

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–22.9%
Applied Materials, Inc.	102,703	18,801,838
ASML Holding NV (REG)	3,780	3,029,254
Astera Labs, Inc.(a)	60,930	5,509,291
Broadcom, Inc.	182,135	50,205,513
NVIDIA Corp.	657,759	103,919,344
QUALCOMM, Inc.	68,834	10,962,503
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	67,460	15,279,015
Texas Instruments, Inc.	80,996	16,816,390

		224,523,148

SOFTWARE–12.6%
AppLovin Corp.–Class A(a)	18,477	6,468,428
Cadence Design Systems, Inc.(a)	26,945	8,303,102
Manhattan Associates, Inc.(a)	20,311	4,010,813
Microsoft Corp.	174,886	86,990,045
ServiceNow, Inc.(a)	11,136	11,448,699
Synopsys, Inc.(a)	12,553	6,435,672

		123,656,759

		369,237,268

COMMUNICATION SERVICES–17.7%
ENTERTAINMENT–5.7%
Netflix, Inc.(a)	41,462	55,523,008

INTERACTIVE MEDIA & SERVICES–12.0%
Alphabet, Inc.–Class C	278,994	49,490,746
Meta Platforms, Inc.–Class A	87,373	64,489,137
Reddit, Inc.–Class A(a)	24,900	3,749,193

		117,729,076

		173,252,084

CONSUMER DISCRETIONARY–13.6%
AUTOMOBILES – 0.8%
Ferrari NV	15,818	7,762,525

BROADLINE RETAIL–6.4%
Amazon.com, Inc.(a)	284,745	62,470,206

HOTELS, RESTAURANTS & LEISURE–2.3%
Chipotle Mexican Grill, Inc.(a)	306,730	17,222,889
Texas Roadhouse, Inc.	27,050	5,069,441

		22,292,330

SPECIALTY RETAIL–2.7%
Home Depot, Inc. (The)	54,674	20,045,675
Tractor Supply Co.	118,693	6,263,430

		26,309,105

TEXTILES, APPAREL & LUXURY GOODS–1.4%
Lululemon Athletica, Inc.(a)	34,115	8,105,042
On Holding AG–Class A(a)	118,860	6,186,663

		14,291,705

		133,125,871

HEALTH CARE–11.9%
BIOTECHNOLOGY–1.6%
Genmab A/S (Sponsored ADR)(a)	147,067	3,038,404
Vertex Pharmaceuticals, Inc.(a)	28,435	12,659,262

		15,697,666

HEALTH CARE EQUIPMENT & SUPPLIES–3.0%
Intuitive Surgical, Inc.(a)	33,623	18,271,074
Stryker Corp.	28,490	11,271,499

		29,542,573

HEALTH CARE PROVIDERS & SERVICES–1.4%
McKesson Corp.	12,630	9,255,012
UnitedHealth Group, Inc.	14,330	4,470,530

		13,725,542

HEALTH CARE TECHNOLOGY–1.4%
Veeva Systems, Inc.–Class A(a)	48,085	13,847,518

LIFE SCIENCES TOOLS & SERVICES–1.8%
Mettler-Toledo International, Inc.(a)	5,883	6,910,878
Waters Corp.(a)	31,186	10,885,161

		17,796,039

PHARMACEUTICALS–2.7%
Eli Lilly & Co.	33,605	26,196,106

		116,805,444

FINANCIALS–7.3%
CAPITAL MARKETS–1.5%
Cboe Global Markets, Inc.	64,259	14,985,841

1

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

FINANCIAL SERVICES–4.7%
Visa, Inc.–Class A	128,816	$45,736,121

INSURANCE–1.1%
Progressive Corp. (The)	39,580	10,562,319

		71,284,281

INDUSTRIALS–6.2%
AEROSPACE & DEFENSE–0.8%
Axon Enterprise, Inc.(a)	9,854	8,158,521

BUILDING PRODUCTS–1.6%
Otis Worldwide Corp.	118,911	11,774,567
Trex Co., Inc.(a)	68,414	3,720,354

		15,494,921

COMMERCIAL SERVICES & SUPPLIES–1.3%
Copart, Inc.(a)	249,419	12,238,990

GROUND TRANSPORTATION–0.5%
Saia, Inc.(a)	19,610	5,372,944

PROFESSIONAL SERVICES–1.5%
Verisk Analytics, Inc.	46,157	14,377,905

TRADING COMPANIES & DISTRIBUTORS–0.5%
United Rentals, Inc.	6,670	5,025,178

		60,668,459

CONSUMER STAPLES–5.2%
BEVERAGES–2.6%
Celsius Holdings, Inc.(a)	124,441	5,772,818
Monster Beverage Corp.(a)	306,075	19,172,538

		24,945,356

CONSUMER STAPLES DISTRIBUTION & RETAIL–2.6%
Costco Wholesale Corp.	25,685	25,426,609

		50,371,965

MATERIALS–1.3%
CHEMICALS–1.3%
Sherwin-Williams Co. (The)	36,951	12,687,495

Total Common Stocks (cost $483,818,035)		987,432,867

RIGHTS–0.0%
HEALTH CARE–0.0%
HEALTH CARE PROVIDERS & SERVICES–0.0%
ABIOMED, Inc. (CVR)(a)(b)(c) (cost $11,601)	11,373	28,717

SHORT-TERM INVESTMENTS–1.1%
INVESTMENT COMPANIES–1.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(d)(e)(f) (cost $11,116,686)	11,116,686	11,116,686

TOTAL INVESTMENTS–102.0% (cost $494,946,322)		998,578,270
Other assets less liabilities–(2.0)%		(19,692,822)

NET ASSETS–100.0%		$978,885,448

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

CVR—Contingent Value Right

See notes to financial statements.

2

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $483,829,636)	$987,461,584
Affiliated issuers (cost $11,116,686)	11,116,686
Unaffiliated dividends receivable	118,530
Receivable for capital stock sold	96,217
Affiliated dividends receivable	33,302
Receivable due from Adviser	1,598

Total assets	998,827,917

LIABILITIES
Payable for capital stock redeemed	19,137,231
Advisory fee payable	459,237
Distribution fee payable	116,889
Administrative fee payable	49,112
Directors’ fees payable	2,842
Transfer Agent fee payable	147
Accrued expenses	177,011

Total liabilities	19,942,469

NET ASSETS	$978,885,448

COMPOSITION OF NET ASSETS
Capital stock, at par	$10,965
Additional paid-in capital	370,199,155
Distributable earnings	608,675,328

NET ASSETS	$978,885,448

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$387,737,556	4,045,826	$95.84

B	$591,147,892	6,919,272	$85.43

See notes to financial statements.

3

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $30,217)	$2,500,644
Affiliated issuers	227,954
Interest	53
Securities lending income, net	1,174

$2,729,825

EXPENSES
Advisory fee (see Note B)	2,752,085
Distribution fee—Class B	698,052
Transfer agency—Class A	1,696
Transfer agency—Class B	2,641
Administrative	53,241
Custody and accounting	48,212
Legal	33,699
Printing	30,646
Audit and tax	21,298
Directors’ fees	15,344
Miscellaneous	11,574

Total expenses	3,668,488
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(10,886)

Net expenses	3,657,602

Net investment loss	(927,777)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	19,538,919
Net change in unrealized appreciation (depreciation) of investments	48,273,375

Net gain on investment transactions	67,812,294

NET INCREASE IN NET ASSETS FROM OPERATIONS	$66,884,517

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(927,777)		$(1,658,710)
Net realized gain on investment transactions	19,538,919		90,877,917
Net change in unrealized appreciation (depreciation) of investments	48,273,375		101,144,866

Net increase in net assets from operations	66,884,517		190,364,073
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(14,973,256)
Class B	–0	–	(23,217,785)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(39,492,402)		25,827,317

Total increase	27,392,115		178,000,349
NET ASSETS
Beginning of period	951,493,333		773,492,984

End of period	$978,885,448		$951,493,333

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

6

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$987,432,867		$–0	–	$–0	–	$987,432,867
Rights	–0	–	–0	–	28,717		28,717
Short-Term Investments	11,116,686		–0	–	–0	–	11,116,686

Total Investments in Securities	998,549,553		–0	–	28,717		998,578,270
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$998,549,553		$–0	–	$28,717		$998,578,270

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

8

AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $53,241.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $10,773.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$22,856	$41,662	$53,401	$11,117		$228
AB Government Money Market Portfolio*	3,265	435	3,700	–0	–	0	**

Total				$11,117		$228

*	Investments of cash collateral for securities lending transactions (see Note E).
**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$89,094,632		$100,410,777
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$518,407,192
Gross unrealized depreciation	(14,775,244)

Net unrealized appreciation	$503,631,948

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a

10

AB Variable Products Series Fund

corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

Market Value of Securities on Loan*		Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
							Income Earned	Advisory Fee Waived
$–0	–	$–0	–	$–0	–	$724	$450	$113

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	157,265		180,385	$13,746,360		$15,397,210
Shares issued in reinvestment of dividends and distributions	–0	–	188,628	–0	–	14,973,256
Shares redeemed	(319,814)		(593,493)	(27,900,158)		(50,409,600)

Net decrease	(162,549)		(224,480)	$(14,153,798)		$(20,039,134)

Class B
Shares sold	465,677		1,103,284	$36,458,162		$85,672,707
Shares issued on reinvestment of distributions	–0	–	327,380	–0	–	23,217,785
Shares redeemed	(767,545)		(828,978)	(61,796,766)		(63,024,041)

Net increase (decrease)	(301,868)		601,686	$(25,338,604)		$45,866,451

At June 30, 2025, certain shareholders of the Portfolio owned 71% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$199,068	$–0	–
Net long-term capital gains	37,991,973	48,552,260

Total taxable distributions paid	$38,191,041	$48,552,260

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$89,128,813
Unrealized appreciation (depreciation)	452,661,998	(a)

Total accumulated earnings (deficit)	$541,790,811

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

12

AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

13

LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$89.31	$74.50	$58.90	$93.09	$77.09	$61.26

Income From Investment Operations
Net investment income (loss)(a)(b)	(.02)	(.04)	.11	(.05)	(.19)	(.06)
Net realized and unrealized gain (loss) on investment transactions	6.55	18.41	20.12	(25.48)	22.16	21.18
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	6.53	18.37	20.23	(25.53)	21.97	21.12

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.05)	–0	–	–0	–	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	(3.51)	(4.63)	(8.66)	(5.97)	(5.29)

Total dividends and distributions	–0	–	(3.56)	(4.63)	(8.66)	(5.97)	(5.29)

Net asset value, end of period	$95.84	$89.31	$74.50	$58.90	$93.09	$77.09

Total Return
Total investment return based on net asset value(d)*	7.31%	25.26%	35.13%	(28.51)%	28.98%	35.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$387,738	$375,852	$330,245	$260,596	$389,051	$331,436
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.65	%^	.65%	.65%	.65%	.65%	.66%
Expenses, before waivers/reimbursements(e)‡	.65	%^	.65%	.66%	.65%	.65%	.67%
Net investment income (loss)(b)	(.05	)%^	(.04)%	.17%	(.07)%	(.22)%	(.08)%
Portfolio turnover rate	10%	27%	30%	34%	17%	33%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.00%	.00%	.01%

See footnote summary on page 15.

14

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$79.72	$66.96	$53.45	$85.67	$71.51	$57.28

Income From Investment Operations
Net investment loss(a)(b)	(.12)	(.22)	(.05)	(.20)	(.37)	(.21)
Net realized and unrealized gain (loss) on investment transactions	5.83	16.49	18.19	(23.36)	20.50	19.73
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	5.71	16.27	18.14	(23.56)	20.13	19.52

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(3.51)	(4.63)	(8.66)	(5.97)	(5.29)

Net asset value, end of period	$85.43	$79.72	$66.96	$53.45	$85.67	$71.51

Total Return
Total investment return based on net asset value(d)*	7.16%	24.95%	34.78%	(28.69)%	28.65%	35.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$591,147	$575,641	$443,248	$330,487	$490,111	$413,127
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.90	%^	.90%	.90%	.90%	.90%	.91%
Expenses, before waivers/reimbursements(e)‡	.90	%^	.90%	.91%	.90%	.90%	.92%
Net investment loss(b)	(.30	)%^	(.29)%	(.08)%	(.32)%	(.47)%	(.33)%
Portfolio turnover rate	10%	27%	30%	34%	17%	33%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.00%	.00%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2023 and December 31, 2020, such waiver amounted to .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2025 and the year ended December 31, 2024 by .01% and .11%, respectively.

^	Annualized.

See notes to financial statements.

15

LARGE CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

16

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised aby the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch,

17

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

18

VPS-LCG-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB RELATIVE VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.4%
FINANCIALS–22.0%
BANKS–7.9%
Citigroup, Inc.	240,123	$20,439,270
JPMorgan Chase & Co.	152,565	44,230,119
Wells Fargo & Co.	248,269	19,891,312

		84,560,701

CAPITAL MARKETS–2.9%
Blackstone Secured Lending Fund(a)	216,002	6,642,062
S&P Global, Inc.	47,111	24,841,159

		31,483,221

FINANCIAL SERVICES–7.7%
Berkshire Hathaway, Inc.–Class B(b)	84,209	40,906,206
Fiserv, Inc.(b)	130,318	22,468,126
Mastercard, Inc.–Class A	25,082	14,094,579
MGIC Investment Corp.	189,347	5,271,421

		82,740,332

INSURANCE–3.5%
Axis Capital Holdings Ltd.	207,138	21,505,067
MetLife, Inc.	192,722	15,498,703

		37,003,770

		235,788,024

HEALTH CARE–17.8%
BIOTECHNOLOGY–4.4%
Gilead Sciences, Inc.	176,064	19,520,216
Regeneron Pharmaceuticals, Inc.	37,977	19,937,925
United Therapeutics Corp.(b)	25,492	7,325,126

		46,783,267

HEALTH CARE EQUIPMENT & SUPPLIES–1.2%
GE HealthCare Technologies, Inc.	113,807	8,429,684
ResMed, Inc.(a)	16,090	4,151,220

		12,580,904

HEALTH CARE PROVIDERS & SERVICES–6.6%
Cencora, Inc.	57,158	17,138,826
Elevance Health, Inc.	59,230	23,038,101
HCA Healthcare, Inc.	32,904	12,605,522
Quest Diagnostics, Inc.	99,376	17,850,911

		70,633,360

LIFE SCIENCES TOOLS & SERVICES–1.0%
Agilent Technologies, Inc.	88,663	10,463,121

PHARMACEUTICALS–4.6%
Johnson & Johnson	249,176	38,061,634

Roche Holding AG (Sponsored ADR)(a)	288,092	11,742,630

		49,804,264

		190,264,916

INDUSTRIALS–16.7%
AEROSPACE & DEFENSE–3.5%
Curtiss-Wright Corp.	10,965	5,356,951
RTX Corp.	219,166	32,002,619

		37,359,570

BUILDING PRODUCTS–2.1%
Allegion PLC	50,793	7,320,287
Carlisle Cos., Inc.(a)	13,291	4,962,859
Otis Worldwide Corp.	100,544	9,955,867

		22,239,013

COMMERCIAL SERVICES & SUPPLIES–1.6%
Veralto Corp.	165,401	16,697,231

ELECTRICAL EQUIPMENT–2.2%
Generac Holdings, Inc.(b)	124,496	17,829,072
nVent Electric PLC	82,407	6,036,313

		23,865,385

GROUND TRANSPORTATION–3.3%
CSX Corp.	363,378	11,857,024
JB Hunt Transport Services, Inc.	72,913	10,470,307
Landstar System, Inc.	20,640	2,869,373
Uber Technologies, Inc.(b)	108,610	10,133,313

		35,330,017

MACHINERY–2.9%
Allison Transmission Holdings, Inc.	68,732	6,528,853
PACCAR, Inc.	96,811	9,202,853
Westinghouse Air Brake Technologies Corp.	74,165	15,526,443

		31,258,149

PROFESSIONAL SERVICES–0.4%
FTI Consulting, Inc.(b)	26,561	4,289,601

TRADING COMPANIES & DISTRIBUTORS–0.7%
MSC Industrial Direct Co., Inc.–Class A(a)	85,876	7,301,178

		178,340,144

CONSUMER STAPLES–8.6%
CONSUMER STAPLES DISTRIBUTION & RETAIL–4.2%
Casey’s General Stores, Inc.	22,875	11,672,426

1

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Walmart, Inc.	340,670	$33,310,713

		44,983,139

FOOD PRODUCTS–0.7%
Mondelez International, Inc.–Class A	114,402	7,715,271

TOBACCO–3.7%
Philip Morris International, Inc.	215,364	39,224,245

		91,922,655

INFORMATION TECHNOLOGY–8.5%
COMMUNICATIONS EQUIPMENT–0.6%
Cisco Systems, Inc.	98,480	6,832,542

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Zebra Technologies Corp.–Class A(b)	17,380	5,359,297

IT SERVICES–2.1%
Accenture PLC–Class A	75,744	22,639,124

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.5%
Lam Research Corp.	56,324	5,482,578
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	69,664	15,778,200
Texas Instruments, Inc.	127,521	26,475,910

		47,736,688

SOFTWARE–0.8%
Nice Ltd. (Sponsored ADR)(b)	50,075	8,458,168

		91,025,819

CONSUMER DISCRETIONARY–6.6%
AUTOMOBILE COMPONENTS–0.5%
BorgWarner, Inc.	154,100	5,159,268

HOTELS, RESTAURANTS & LEISURE–0.6%
Starbucks Corp.(a)	69,245	6,344,919

SPECIALTY RETAIL–4.4%
Dick’s Sporting Goods, Inc.	72,260	14,293,751
Lowe’s Cos., Inc.	39,750	8,819,333
Ross Stores, Inc.	82,868	10,572,299
Ulta Beauty, Inc.(b)	28,503	13,334,273

		47,019,656

TEXTILES, APPAREL & LUXURY GOODS–1.1%
Lululemon Athletica, Inc.(b)	14,185	3,370,073
NIKE, Inc.–Class B	120,179	8,537,516

		11,907,589

		70,431,432

ENERGY–5.7%
ENERGY EQUIPMENT & SERVICES–0.3%
Cactus, Inc.–Class A	82,668	3,614,245

OIL, GAS & CONSUMABLE FUELS–5.4%
Chevron Corp.	86,426	12,375,339
ConocoPhillips	126,495	11,351,661
EOG Resources, Inc.	222,763	26,644,683
Phillips 66	63,891	7,622,196

		57,993,879

		61,608,124

COMMUNICATION SERVICES–5.6%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.5%
AT&T, Inc.	486,620	14,082,783
Comcast Corp.–Class A	359,170	12,818,777

		26,901,560

ENTERTAINMENT–3.1%
Electronic Arts, Inc.	88,447	14,124,986
Walt Disney Co. (The)	153,250	19,004,532

		33,129,518

		60,031,078

MATERIALS–2.7%
CHEMICALS–1.8%
CF Industries Holdings, Inc.	101,432	9,331,744
PPG Industries, Inc.	87,403	9,942,091

		19,273,835

METALS & MINING–0.9%
Steel Dynamics, Inc.	74,044	9,478,373

		28,752,208

REAL ESTATE–1.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT–0.2%
Jones Lang LaSalle, Inc.(b)	8,300	2,122,974

SPECIALIZED REITS–1.0%
Public Storage	35,697	10,474,214

		12,597,188

Total Common Stocks (cost $836,531,775)		1,020,761,588

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–3.3%
INVESTMENT COMPANIES–3.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $34,903,931)	34,903,931	$34,903,931

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–98.7% (cost $871,435,706)		1,055,665,519

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.2%
INVESTMENT COMPANIES–1.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $12,757,034)	12,757,034	12,757,034

TOTAL INVESTMENTS–99.9% (cost $884,192,740)		1,068,422,553
Other assets less liabilities–0.1%		1,397,993

NET ASSETS–100.0%		$1,069,820,546

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

3

RELATIVE VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $836,531,775)	$1,020,761,588	(a)
Affiliated issuers (cost $47,660,965—including investment of cash collateral for securities loaned of $12,757,034)	47,660,965
Cash	29,226
Receivable for capital stock sold	18,830,821
Unaffiliated dividends receivable	1,609,739
Affiliated dividends receivable	114,512
Receivable due from Adviser	6,169
Other assets	4,017

Total assets	1,089,017,037

LIABILITIES
Payable for collateral received on securities loaned	12,757,034
Payable for investment securities purchased	4,719,099
Payable for capital stock redeemed	866,695
Advisory fee payable	449,732
Distribution fee payable	139,834
Administrative fee payable	48,931
Directors’ fees payable	3,109
Transfer Agent fee payable	146
Accrued expenses	211,911

Total liabilities	19,196,491

NET ASSETS	$1,069,820,546

COMPOSITION OF NET ASSETS
Capital stock, at par	$32,923
Additional paid-in capital	759,700,476
Distributable earnings	310,087,147

NET ASSETS	$1,069,820,546

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$350,061,695	10,576,264	$33.10

B	$719,758,851	22,346,453	$32.21

(a)	Includes securities on loan with a value of $37,485,438 (see Note E).

See notes to financial statements.

4

RELATIVE VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $77,814)	$8,403,993
Affiliated issuers	647,077
Interest	361
Securities lending income, net	42,561

$9,093,992

EXPENSES
Advisory fee (see Note B)	2,590,586
Distribution fee—Class B	875,716
Transfer agency—Class A	1,248
Transfer agency—Class B	3,638
Custody and accounting	57,542
Administrative	52,865
Printing	38,392
Legal	34,745
Audit and tax	21,711
Directors’ fees	15,521
Miscellaneous	11,495

Total expenses	3,703,459
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(34,645)

Net expenses	3,668,814

Net investment income	5,425,178

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	24,643,515
Net change in unrealized appreciation (depreciation) of investments	13,473,304

Net gain on investment transactions	38,116,819

Contributions from Affiliates (see Note B)	249

NET INCREASE IN NET ASSETS FROM OPERATIONS	$43,542,246

See notes to financial statements.

5

RELATIVE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$5,425,178		$10,330,354
Net realized gain on investment transactions	24,643,515		90,733,236
Net change in unrealized appreciation (depreciation) of investments	13,473,304		6,898,581
Contributions from Affiliates (see Note B)	249		–0	–

Net increase in net assets from operations	43,542,246		107,962,171
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(9,860,890)
Class B	–0	–	(34,400,457)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	103,844,043		(16,530)

Total increase	147,386,289		63,684,294
NET ASSETS
Beginning of period	922,434,257		858,749,963

End of period	$1,069,820,546		$922,434,257

See notes to financial statements.

6

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Relative Value Portfolio (the “Portfolio”) (formerly known as AB Growth and Income Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$1,020,761,588		$–0	–	$–0	–	$1,020,761,588
Short-Term Investments	34,903,931		–0	–	–0	–	34,903,931
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,757,034		–0	–	–0	–	12,757,034

Total Investments in Securities	1,068,422,553		–0	–	–0	–	1,068,422,553
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$1,068,422,553		$–0	–	$–0	–	$1,068,422,553

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about

9

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $52,865.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $30,758.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$20,864	$229,881	$215,841	$34,904	$647
AB Government Money Market Portfolio*	23,971	77,881	89,095	12,757	18

Total				$47,661	$665

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended June 30, 2025, the Adviser reimbursed the Portfolio $249 for trading losses incurred due to NAV entry errors.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

10

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$411,284,618		$318,832,068
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$198,686,426
Gross unrealized depreciation	(14,456,613)

Net unrealized appreciation	$184,229,813

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to

11

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$37,485,438	$12,757,034	$25,867,486	$24,159	$18,402	$3,887

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	4,358,692		1,488,728	$140,076,267		$47,509,996
Shares issued in reinvestment of dividends and distributions	–0	–	322,990	–0	–	9,860,890
Shares redeemed	(437,872)		(1,068,235)	(14,078,608)		(33,761,481)

Net increase	3,920,820		743,483	$125,997,659		$23,609,405

Class B
Shares sold	1,115,478		1,733,484	$34,700,655		$54,152,119
Shares issued on reinvestment of dividends and distributions	–0	–	1,155,153	–0	–	34,400,457
Shares redeemed	(1,819,915)		(3,615,533)	(56,854,271)		(112,178,511)

Net decrease	(704,437)		(726,896)	$(22,153,616)		$(23,625,935)

At June 30, 2025, certain shareholders of the Portfolio owned 48% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

12

AB Variable Products Series Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$11,941,310	$10,958,671
Net long-term capital gains	32,320,037	66,640,589

Total taxable distributions paid	$44,261,347	$77,599,260

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,330,103
Undistributed capital gains	88,189,633
Unrealized appreciation (depreciation)	168,025,416	(a)

Total accumulated earnings (deficit)	$266,545,152

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

13

RELATIVE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$31.68	$29.50	$29.00	$36.83	$28.97	$30.30

Income From Investment Operations
Net investment income(a)(b)	.22	.42	.47	.48	.38	.40
Net realized and unrealized gain (loss) on investment transactions	1.20	3.36	2.86	(2.21)	7.76	.13
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	1.42	3.78	3.33	(1.73)	8.14	.53

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.47)	(.45)	(.49)	(.28)	(.42)
Distributions from net realized gain on investment transactions	–0	–	(1.13)	(2.38)	(5.61)	–0	–	(1.44)

Total dividends and distributions	–0	–	(1.60)	(2.83)	(6.10)	(.28)	(1.86)

Net asset value, end of period	$33.10	$31.68	$29.50	$29.00	$36.83	$28.97

Total Return
Total investment return based on net asset value(d)*	4.48%	13.02%	12.03%	(4.19)%	28.15%	2.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$350,062	$210,860	$174,389	$157,648	$170,190	$143,269
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.59	%^	.60%	.60%	.59%	.59%	.61%
Expenses, before waivers/reimbursements(e)‡	.60	%^	.60%	.61%	.59%	.59%	.62%
Net investment income(b)	1.37	%^	1.33%	1.65%	1.50%	1.13%	1.53%
Portfolio turnover rate	34%	58%	70%	66%	51%	54%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 16.

14

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.87	$28.78	$28.36	$36.12	$28.43	$29.76

Income From Investment Operations
Net investment income(a)(b)	.17	.34	.39	.39	.29	.33
Net realized and unrealized gain (loss) on investment transactions	1.17	3.28	2.79	(2.16)	7.61	.13
Contributions from affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	1.34	3.62	3.18	(1.77)	7.90	.46

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.40)	(.38)	(.38)	(.21)	(.35)
Distributions from net realized gain on investment transactions	–0	–	(1.13)	(2.38)	(5.61)	–0	–	(1.44)

Total dividends and distributions	–0	–	(1.53)	(2.76)	(5.99)	(.21)	(1.79)

Net asset value, end of period	$32.21	$30.87	$28.78	$28.36	$36.12	$28.43

Total Return
Total investment return based on net asset value(d)*	4.34%	12.76%	11.72%	(4.42)%	27.84%	2.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$719,759	$711,574	$684,361	$677,187	$752,562	$868,715
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.84	%^	.85%	.85%	.84%	.84%	.86%
Expenses, before waivers/reimbursements(e)‡	.85	%^	.85%	.86%	.84%	.85%	.87%
Net investment income(b)	1.08	%^	1.08%	1.40%	1.25%	.87%	1.28%
Portfolio turnover rate	34%	58%	70%	66%	51%	54%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 16.

15

RELATIVE VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, for the six months ended June 30, 2025 and for the years ended December 31, 2023 and December 31, 2020, such waiver amounted to .01% (annualized), .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2025 and for the year ended December 31, 2024 by .01% and .10%.

^	Annualized.

See notes to financial statements.

16

RELATIVE VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Relative Value Portfolio (formerly AB Growth and Income Portfolio) (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

17

RELATIVE VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch,

18

AB Variable Products Series Fund

may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-RV-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.2%

INDUSTRIALS–25.3%
AEROSPACE & DEFENSE–7.1%
AeroVironment, Inc.(a)(b)	4,501	$1,282,560
Karman Holdings, Inc.(a)	11,474	577,945
Leonardo DRS, Inc.	19,899	924,906
Loar Holdings, Inc.(a)	8,305	715,642
StandardAero, Inc.(a)(b)	23,854	754,979
Voyager Technologies, Inc.–Class A(a)	6,890	270,432

		4,526,464

BUILDING PRODUCTS–4.7%
Armstrong World Industries, Inc.	4,958	805,377
AZEK Co., Inc. (The)(a)	10,688	580,893
CSW Industrials, Inc.	2,589	742,603
Knife River Corp.(a)(b)	10,675	871,507

		3,000,380

COMMERCIAL SERVICES & SUPPLIES–1.6%
Casella Waste Systems, Inc.–Class A(a)	8,691	1,002,768

CONSTRUCTION & ENGINEERING–4.5%
Construction Partners, Inc.–Class A(a)(b)	9,777	1,039,099
Everus Construction Group, Inc.(a)(b)	13,496	857,401
Primoris Services Corp.	12,770	995,294

		2,891,794

GROUND TRANSPORTATION–0.0%
Saia, Inc.(a)	83	22,741

MACHINERY–5.3%
Enpro, Inc.(b)	4,086	782,673
Esab Corp.	5,852	705,459
ITT, Inc.	5,302	831,513
SPX Technologies, Inc.(a)	6,289	1,054,539

		3,374,184

MARINE TRANSPORTATION–1.3%
Kirby Corp.(a)	7,431	842,750

PROFESSIONAL SERVICES–0.8%
FTI Consulting, Inc.(a)	3,198	516,477

		16,177,558

INFORMATION TECHNOLOGY–23.4%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.2%
Allegro MicroSystems, Inc.(a)(b)	22,331	763,497

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.0%
Credo Technology Group Holding Ltd.(a)	16,670	1,543,475
Lattice Semiconductor Corp.(a)	3,317	162,500
MACOM Technology Solutions Holdings, Inc.(a)	6,599	945,571
Semtech Corp.(a)	19,025	858,788
SiTime Corp.(a)	4,648	990,396

		4,500,730

SOFTWARE–13.9%
Alkami Technology, Inc.(a)(b)	33,952	1,023,313
Amplitude, Inc.–Class A(a)	42,963	532,741
Braze, Inc.–Class A(a)	21,617	607,438
Clearwater Analytics Holdings, Inc.–Class A(a)	35,542	779,436
Gitlab, Inc.–Class A(a)(b)	7,907	356,685
Intapp, Inc.(a)	17,217	888,742
JFrog Ltd.(a)	21,105	926,087
Klaviyo, Inc.–Class A(a)	26,231	880,837
Monday.com Ltd.(a)	2,629	826,768
Onestream, Inc.(a)(b)	25,573	723,716
Rubrik, Inc.–Class A(a)	5,671	508,065
SentinelOne, Inc.–Class A(a)	13,567	248,005
ServiceTitan, Inc.–Class A(a)	5,330	571,269

		8,873,102

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.3%
ACV Auctions, Inc.–Class A(a)	50,777	823,603

		14,960,932

HEALTH CARE–20.7%
BIOTECHNOLOGY–11.0%
Akero Therapeutics, Inc.(a)	9,020	481,307
Apogee Therapeutics, Inc.(a)(b)	8,198	356,039
ARS Pharmaceuticals, Inc.(a)	23,261	405,905
Ascendis Pharma A/S (ADR)(a)	1,958	337,951
Blueprint Medicines Corp.(a)	3,226	413,509
Bridgebio Pharma, Inc.(a)	14,752	636,991
Caris Life Sciences, Inc.(a)	10,237	273,533
CG oncology, Inc.(a)(b)	12,542	326,092
Cytokinetics, Inc.(a)(b)	6,611	218,427
Denali Therapeutics, Inc.(a)	18,297	255,975
Dianthus Therapeutics, Inc.(a)(b)	11,319	210,873
Halozyme Therapeutics, Inc.(a)	6,417	333,812
Insmed, Inc.(a)	5,463	549,796
Legend Biotech Corp. (ADR)(a)	9,280	329,347
Merus NV(a)	6,547	344,372
Metsera, Inc.(a)(b)	8,118	230,957
MoonLake Immunotherapeutics(a)(b)	6,796	320,771
Newamsterdam Pharma Co. NV(a)(b)	13,934	252,345

1

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Ultragenyx Pharmaceutical, Inc.(a)	6,062	$220,414
Viridian Therapeutics, Inc.(a)(b)	18,561	259,483
Xenon Pharmaceuticals, Inc.(a)	9,155	286,552

		7,044,451

HEALTH CARE EQUIPMENT & SUPPLIES–3.9%
AtriCure, Inc.(a)	21,482	703,965
Beta Bionics, Inc.(a)(b)	1,413	20,573
Glaukos Corp.(a)	7,682	793,474
Kestra Medical Technologies Ltd.(a)	14,255	236,348
Masimo Corp.(a)(b)	4,481	753,794

		2,508,154

HEALTH CARE PROVIDERS & SERVICES–3.0%
BrightSpring Health Services, Inc.(a)(b)	32,258	760,966
GeneDx Holdings Corp.(a)	4,009	370,071
PROCEPT BioRobotics Corp.(a)(b)	13,091	754,042

		1,885,079

HEALTH CARE TECHNOLOGY–1.3%
Waystar Holding Corp.(a)	19,941	814,989

LIFE SCIENCES TOOLS & SERVICES–1.0%
Repligen Corp.(a)	5,185	644,910

PHARMACEUTICALS–0.5%
Rapport Therapeutics, Inc.(a)(b)	10,708	121,750
Trevi Therapeutics, Inc.(a)	41,417	226,551

		348,301

		13,245,884

CONSUMER DISCRETIONARY–14.0%
AUTOMOBILE COMPONENTS–1.4%
Modine Manufacturing Co.(a)(b)	9,084	894,774

BROADLINE RETAIL–1.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	7,514	990,195

HOTELS, RESTAURANTS & LEISURE–6.9%
Cava Group, Inc.(a)	4,011	337,847
Dutch Bros, Inc.–Class A(a)	12,271	838,968
Portillo’s, Inc.–Class A(a)(b)	61,366	716,141
Rush Street Interactive, Inc.(a)	64,517	961,303
Texas Roadhouse, Inc.	3,828	717,406
Wingstop, Inc.	2,472	832,421

		4,404,086

HOUSEHOLD DURABLES–2.1%
Champion Homes, Inc.(a)	9,620	602,308
SharkNinja, Inc.(a)	7,417	734,209

		1,336,517

SPECIALTY RETAIL–2.1%
Boot Barn Holdings, Inc.(a)	6,325	961,400
RH(a)	1,925	363,844

		1,325,244

		8,950,816

FINANCIALS–10.5%
CAPITAL MARKETS–5.5%
Houlihan Lokey, Inc.	4,142	745,353
Marex Group PLC	14,155	558,698
Piper Sandler Cos.	3,178	883,293
StepStone Group, Inc.–Class A	12,077	670,273
Stifel Financial Corp.	6,438	668,136

		3,525,753

FINANCIAL SERVICES–2.2%
NCR Atleos Corp.(a)	26,646	760,210
Shift4 Payments, Inc.–Class A(a)(b)	6,536	647,783

		1,407,993

INSURANCE–2.8%
Palomar Holdings, Inc.(a)	4,981	768,319
RLI Corp.	7,829	565,411
TWFG, Inc.(a)	12,813	448,455

		1,782,185

		6,715,931

CONSUMER STAPLES–3.5%
BEVERAGES–1.5%
Celsius Holdings, Inc.(a)	20,728	961,572

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.2%
Chefs’ Warehouse, Inc. (The)(a)	12,116	773,122

PERSONAL CARE PRODUCTS–0.8%
BellRing Brands, Inc.(a)	8,644	500,747

		2,235,441

MATERIALS–1.2%
CHEMICALS–1.2%
Element Solutions, Inc.	32,961	746,567

ENERGY–0.6%
ENERGY EQUIPMENT & SERVICES–0.2%
TechnipFMC PLC	4,423	152,328

OIL, GAS & CONSUMABLE FUELS–0.4%
Gulfport Energy Corp.(a)	1,093	219,879

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Permian Resources Corp.	2,714	$36,965

		256,844

		409,172

Total Common Stocks (cost $53,648,575)		63,442,301

SHORT-TERM INVESTMENTS–0.9%
INVESTMENT COMPANIES–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $557,472)	557,472	557,472

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.1% (cost $54,206,047)		63,999,773

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–2.2%
INVESTMENT COMPANIES–2.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(c)(d)(e) (cost $1,427,635)	1,427,635	1,427,635

TOTAL INVESTMENTS–102.3% (cost $55,633,682)		65,427,408
Other assets less liabilities–(2.3)%		(1,472,451)

NET ASSETS–100.0%		$63,954,957

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

3

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $53,648,575)	$63,442,301	(a)
Affiliated issuers (cost $1,985,107—including investment of cash collateral for securities loaned of $1,427,635)	1,985,107
Cash	2,743
Receivable for investment securities sold	600,431
Receivable for capital stock sold	63,264
Receivable due from Adviser	17,102
Unaffiliated dividends receivable	7,750
Affiliated dividends receivable	3,087

Total assets	66,121,785

LIABILITIES
Payable for collateral received on securities loaned	1,427,635
Payable for investment securities purchased	416,964
Payable for capital stock redeemed	102,275
Administrative fee payable	47,995
Advisory fee payable	37,382
Distribution fee payable	7,280
Directors’ fees payable	1,805
Transfer Agent fee payable	158
Accrued expenses	125,334

Total liabilities	2,166,828

NET ASSETS	$63,954,957

COMPOSITION OF NET ASSETS
Capital stock, at par	$6,169
Additional paid-in capital	55,137,662
Distributable earnings	8,811,126

NET ASSETS	$63,954,957

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$26,701,389	2,140,691	$12.47

B	$37,253,568	4,028,310	$9.25

(a)	Includes securities on loan with a value of $12,836,035 (see Note E).

See notes to financial statements.

4

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$76,180
Affiliated issuers	21,332
Interest	153
Securities lending income, net	18,569

116,234

EXPENSES
Advisory fee (see Note B)	225,244
Distribution fee—Class B	44,972
Transfer agency—Class A	871
Transfer agency—Class B	1,298
Administrative	52,081
Custody and accounting	33,472
Audit and tax	21,222
Legal	13,249
Printing	12,275
Directors’ fees	10,081
Miscellaneous	4,415

Total expenses before bank overdraft expense	419,180
Bank overdraft expense	2,171

Total expenses	421,351
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(105,789)

Net expenses	315,562

Net investment loss	(199,328)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	1,984,318
Net change in unrealized appreciation (depreciation) of investments	(2,396,633)

Net loss on investment transactions	(412,315)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(611,643)

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(199,328)		$(333,459)
Net realized gain on investment transactions	1,984,318		8,936,895
Net change in unrealized appreciation (depreciation) of investments	(2,396,633)		987,931

Net increase (decrease) in net assets from operations	(611,643)		9,591,367
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(49,738)
CAPITAL STOCK TRANSACTIONS
Net decrease	(328,198)		(1,774,244)

Total increase (decrease)	(939,841)		7,767,385
NET ASSETS
Beginning of period	64,894,798		57,127,413

End of period	$63,954,957		$64,894,798

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$63,442,301		$–0	–	$–0	–	$63,442,301
Short-Term Investments	557,472		–0	–	–0	–	557,472
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,427,635		–0	–	–0	–	1,427,635

Total Investments in Securities	65,427,408		–0	–	–0	–	65,427,408
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$65,427,408		$–0	–	$–0	–	$65,427,408

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90% and 1.15% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2025, such reimbursements/waivers amounted to $103,914. This fee waiver and/or expense reimbursement agreement extends through May 1, 2026 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $52,081.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $990.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$683	$15,623	$15,749	$557	$21
AB Government Money Market Portfolio*	1,211	19,844	19,627	1,428	9

Total				$1,985	$30

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25%

10

AB Variable Products Series Fund

of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$28,568,937		$28,946,533
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$12,526,579
Gross unrealized depreciation	(2,732,853)

Net unrealized appreciation	$9,793,726

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2025.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,836,035	$1,427,635	$11,677,071	$9,894	$8,675	$885

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	510,413		511,268	$5,591,597		$6,668,045
Shares issued in reinvestment of dividends	–0	–	4,413	–0	–	49,738
Shares redeemed	(364,062)		(334,328)	(4,334,860)		(3,984,470)

Net increase	146,351		181,353	$1,256,737		$2,733,313

Class B
Shares sold	394,791		880,965	$3,425,560		$7,576,975
Shares redeemed	(556,370)		(1,416,878)	(5,010,495)		(12,084,532)

Net decrease	(161,579)		(535,913)	$(1,584,935)		$(4,507,557)

At June 30, 2025, certain shareholders of the Portfolio owned 69% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of

12

AB Variable Products Series Fund

economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology, industrials or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$49,738	$–0	–

Total taxable distributions paid	$49,738	$–0	–

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,290,255	)(a)
Unrealized appreciation (depreciation)	10,713,024	(b)

Total accumulated earnings (deficit)	$9,422,769

(a)	As of December 31, 2024, the Portfolio had a net capital loss carryforward of $1,290,255. During the fiscal year, the Portfolio utilized $8,152,463 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio had a net short-term capital loss carryforward of $1,290,255, which may be carried forward for an indefinite period.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.71	$10.74	$9.10	$25.13	$28.76	$19.92

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.05)	(.04)	(.06)	(.20)	(.13)
Net realized and unrealized gain (loss) on investment transactions	(.21)	2.05	1.68	(8.86)	2.87	10.49
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.24)	2.00	1.64	(8.92)	2.67	10.36

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.03)	–0	–	–0	–	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(7.11)	(6.30)	(1.52)

Total dividends and distributions	–0	–	(.03)	–0	–	(7.11)	(6.30)	(1.52)

Net asset value, end of period	$12.47	$12.71	$10.74	$9.10	$25.13	$28.76

Total Return
Total investment return based on net asset value(d)*	(1.81)%	18.64%	18.02%	(39.09)%	9.46%	53.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,701	$25,353	$19,464	$17,213	$32,295	$34,314
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.90	%^	.90%	.90%	.90%	.91%	.90%
Expenses, before waivers/reimbursements(e)(f)‡	1.25	%^	1.26%	1.31%	1.22%	1.08%	1.09%
Net investment loss(b)	(.51	)%^	(.39)%	(.38)%	(.42)%	(.71)%	(.60)%
Portfolio turnover rate	47%	92%	69%	67%	67%	103%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00%	.00%	.00%

See footnote summary on page 17.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.44	$7.97	$6.77	$21.35	$25.36	$17.75

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.06)	(.05)	(.07)	(.24)	(.16)
Net realized and unrealized gain (loss) on investment transactions	(.16)	1.53	1.25	(7.40)	2.53	9.29
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.19)	1.47	1.20	(7.47)	2.29	9.13

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(7.11)	(6.30)	(1.52)

Net asset value, end of period	$9.25	$9.44	$7.97	$6.77	$21.35	$25.36

Total Return
Total investment return based on net asset value(d)*	(2.01)%	18.44%	17.72%	(39.26)%	9.20%	53.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,254	$39,542	$37,663	$32,491	$54,079	$84,816
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	1.15	%^	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, before waivers/reimbursements(e)(f)‡	1.50	%^	1.51%	1.56%	1.47%	1.31%	1.33%
Net investment loss(b)	(.77	)%^	(.66)%	(.62)%	(.67)%	(.96)%	(.84)%
Portfolio turnover rate	47%	92%	69%	67%	67%	103%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00%	.00%	.00%

See footnote summary on page 17.

16

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Class A
Net of waivers/reimbursements	.89	%^	.90%	.90%	.90%	.90%	.90%
Before waivers/reimbursements	1.25	%^	1.26%	1.31%	1.22%	1.07%	1.09%
Class B
Net of waivers/reimbursements	1.14	%^	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers/reimbursements	1.49	%^	1.51%	1.56%	1.47%	1.31%	1.33%

(f)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2025 such waiver amounted to .01% (annualized).

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2025 and for the years ended December 31, 2024, December 31, 2023 and December 31, 2021 by .02%, .01%, .02% and .03%, respectively.

^	Annualized.

See notes to financial statements.

17

SMALL CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held-in person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

18

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2023. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2024 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch,

19

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-SCG-0152-0625

JUN 06.30.25

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.7%

INFORMATION TECHNOLOGY–35.6%
COMMUNICATIONS EQUIPMENT–1.7%
Xiaomi Corp.–Class H(a)	359,800	$2,769,645

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–8.0%
Flex Ltd.(a)	114,038	5,692,777
Halma PLC	74,591	3,278,579
Keyence Corp.	3,500	1,399,398
Zebra Technologies Corp.–Class A(a)	8,330	2,568,639

		12,939,393

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–10.3%
Broadcom, Inc.	12,750	3,514,538
Monolithic Power Systems, Inc.	2,335	1,707,772
NVIDIA Corp.	35,367	5,587,632
NXP Semiconductors NV	7,917	1,729,785
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	4,168,906

		16,708,633

SOFTWARE–13.3%
Cadence Design Systems, Inc.(a)	5,260	1,620,869
Microsoft Corp.	13,722	6,825,460
Palo Alto Networks, Inc.(a)	16,173	3,309,643
Salesforce, Inc.	12,250	3,340,452
SAP SE	10,260	3,137,299
ServiceNow, Inc.(a)	3,220	3,310,418

		21,544,141

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.3%
Apple, Inc.	12,810	2,628,228
Lenovo Group Ltd.–Class H	974,000	1,176,780

		3,805,008

		57,766,820

INDUSTRIALS–17.0%
COMMERCIAL SERVICES & SUPPLIES–4.0%
Tetra Tech, Inc.	74,994	2,696,784
Veralto Corp.	37,694	3,805,210

		6,501,994

CONSTRUCTION & ENGINEERING–3.7%
AECOM	28,964	3,268,877
WSP Global, Inc.	13,545	2,762,911

		6,031,788

Company	Shares	U.S. $ Value

ELECTRICAL EQUIPMENT–6.5%
Emerson Electric Co.	25,290	$3,371,916
Prysmian SpA	43,815	3,102,067
Rockwell Automation, Inc.	12,031	3,996,337

		10,470,320

PROFESSIONAL SERVICES–2.8%
Experian PLC	51,208	2,640,604
RELX PLC	35,485	1,923,204

		4,563,808

		27,567,910

FINANCIALS–16.4%
BANKS–0.8%
NU Holdings Ltd./Cayman Islands–Class A(a)	87,872	1,205,604

CAPITAL MARKETS–7.9%
Jefferies Financial Group, Inc.	39,450	2,157,520
London Stock Exchange Group PLC	28,322	4,142,011
LPL Financial Holdings, Inc.	8,660	3,247,240
Partners Group Holding AG	1,311	1,715,216
TMX Group Ltd.	37,440	1,586,956

		12,848,943

FINANCIAL SERVICES–4.0%
Fiserv, Inc.(a)	13,218	2,278,915
Visa, Inc.–Class A	11,793	4,187,105

		6,466,020

INSURANCE–3.7%
AIA Group Ltd.–Class H	421,600	3,819,038
Reinsurance Group of America, Inc.–Class A	11,270	2,235,517

		6,054,555

		26,575,122

HEALTH CARE–12.9%
BIOTECHNOLOGY–1.6%
AbbVie, Inc.	14,330	2,659,935

HEALTH CARE EQUIPMENT & SUPPLIES–9.2%
Alcon AG	40,794	3,617,731
Becton Dickinson & Co.	6,699	1,153,903
GE HealthCare Technologies, Inc.	40,096	2,969,910
Hologic, Inc.(a)	28,467	1,854,910
Stryker Corp.	6,120	2,421,255
Terumo Corp.	165,603	3,039,124

		15,056,833

HEALTH CARE PROVIDERS & SERVICES–1.1%
Apollo Hospitals Enterprise Ltd.	20,717	1,749,148

1

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PHARMACEUTICALS–1.0%
Eli Lilly & Co.	2,030	$1,582,446

		21,048,362

CONSUMER DISCRETIONARY–6.0%
AUTOMOBILE COMPONENTS–2.1%
Aptiv PLC(a)	49,577	3,382,143

BROADLINE RETAIL–2.3%
MercadoLibre, Inc.(a)	1,409	3,682,604

TEXTILES, APPAREL & LUXURY GOODS–1.6%
On Holding AG–Class A(a)	51,038	2,656,528

		9,721,275

UTILITIES–4.7%
ELECTRIC UTILITIES–2.2%
NextEra Energy, Inc.	50,887	3,532,576

WATER UTILITIES–2.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	186,335	4,085,713

		7,618,289

CONSUMER STAPLES–3.8%
BEVERAGES–1.5%
Primo Brands Corp.	80,520	2,385,003

Company	Shares	U.S. $ Value

FOOD PRODUCTS–2.3%
Danone SA	27,250	$2,229,686
Kerry Group PLC–Class A	14,110	1,558,963

		3,788,649

		6,173,652

ENERGY–2.3%
OIL, GAS & CONSUMABLE FUELS–2.3%
Cameco Corp.	51,330	3,810,226

Total Common Stocks (cost $126,739,199)		160,281,656

SHORT-TERM INVESTMENTS–1.7%
INVESTMENT COMPANIES–1.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.17%(b)(c)(d) (cost $2,824,069)	2,824,069	2,824,069

TOTAL INVESTMENTS–100.4% (cost $129,563,268)		163,105,725
Other assets less liabilities–(0.4)%		(693,022)

NET ASSETS–100.0%		$162,412,703

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	24,759	USD	4,537	07/02/2025	$(20,042)
Bank of America NA	USD	4,449	BRL	24,759	07/02/2025	108,010
Bank of America NA	CHF	4,346	USD	5,327	07/09/2025	(155,468)
Bank of America NA	HKD	7,760	USD	1,000	07/11/2025	10,553
Bank of America NA	BRL	24,759	USD	4,415	08/04/2025	(106,407)
Barclays Capital, Inc.	USD	1,178	INR	101,394	08/14/2025	2,335
BNP Paribas SA	USD	3,159	JPY	458,472	08/27/2025	44,291
Citibank NA	GBP	5,081	USD	6,757	07/16/2025	(217,883)
Citibank NA	USD	1,716	KRW	2,443,196	07/17/2025	91,528
Citibank NA	TWD	43,369	USD	1,455	08/22/2025	(53,171)
Citibank NA	CAD	729	USD	537	08/28/2025	(278)
Deutsche Bank AG	EUR	783	USD	874	07/09/2025	(48,487)
HSBC Bank USA	HKD	4,288	USD	552	07/11/2025	4,955
HSBC Bank USA	TWD	13,557	USD	459	08/22/2025	(12,325)
Morgan Stanley Capital Services, Inc.	BRL	24,759	USD	4,340	07/02/2025	(216,809)
Morgan Stanley Capital Services, Inc.	USD	4,537	BRL	24,759	07/02/2025	20,042
Morgan Stanley Capital Services, Inc.	USD	8,205	EUR	7,194	07/09/2025	273,024
Morgan Stanley Capital Services, Inc.	USD	2,733	HKD	21,174	07/11/2025	(32,844)
Morgan Stanley Capital Services, Inc.	USD	2,385	AUD	3,647	08/21/2025	17,947

2

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,255	SEK	11,865	09/04/2025	$4,701
Standard Chartered Bank	USD	1,264	TWD	37,120	08/22/2025	26,800
State Street Bank & Trust Co.	CHF	420	USD	502	07/09/2025	(27,615)
State Street Bank & Trust Co.	EUR	3,729	USD	4,226	07/09/2025	(168,701)
State Street Bank & Trust Co.	USD	450	CHF	365	07/09/2025	10,019
State Street Bank & Trust Co.	USD	886	EUR	778	07/09/2025	30,384
State Street Bank & Trust Co.	HKD	31,526	USD	4,069	07/11/2025	49,380
State Street Bank & Trust Co.	CNH	3,244	USD	453	08/07/2025	(935)
State Street Bank & Trust Co.	USD	507	ZAR	9,091	08/07/2025	5,629
State Street Bank & Trust Co.	USD	384	MXN	7,348	08/22/2025	5,430
UBS	USD	1,040	CHF	841	07/09/2025	21,188
UBS	USD	1,540	CNH	11,028	08/07/2025	5,167
UBS	CAD	4,010	USD	2,970	08/28/2025	17,021

						$(312,561)

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

See notes to financial statements.

3

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $126,739,199)	$160,281,656
Affiliated issuers (cost $2,824,069)	2,824,069
Foreign currencies, at value (cost $189,343)	192,611
Unrealized appreciation on forward currency exchange contracts	748,404
Unaffiliated dividends receivable	280,583
Affiliated dividends receivable	19,465
Receivable due from Adviser	7,275
Receivable for capital stock sold	4,342

Total assets	164,358,405

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	1,060,965
Payable for capital stock redeemed	435,355
Foreign capital gains tax payable	143,260
Custody and accounting fees payable	101,987
Advisory fee payable	95,151
Administrative fee payable	48,919
Distribution fee payable	19,091
Directors’ fees payable	2,027
Transfer Agent fee payable	147
Accrued expenses	38,800

Total liabilities	1,945,702

NET ASSETS	$162,412,703

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,530
Additional paid-in capital	101,136,464
Distributable earnings	61,271,709

NET ASSETS	$162,412,703

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$64,410,034	1,721,452	$37.42

B	$98,002,669	2,808,981	$34.89

See notes to financial statements.

4

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2025 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $58,020)	$905,258
Affiliated issuers	89,263
Interest	577
Securities lending income, net	1,189

996,287

EXPENSES
Advisory fee (see Note B)	578,150
Distribution fee—Class B	116,379
Transfer agency—Class A	1,251
Transfer agency—Class B	1,905
Administrative	52,363
Custody and accounting	42,570
Audit and tax	26,514
Printing	17,424
Legal	16,026
Directors’ fees	10,741
Miscellaneous	10,538

Total expenses	873,861
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(42,800)

Net expenses	831,061

Net investment income	165,226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	8,553,223
Forward currency exchange contracts	(320,018)
Foreign currency transactions	(57,092)
Net change in unrealized appreciation (depreciation) of:
Investments(b)	2,055,561
Forward currency exchange contracts	(368,604)
Foreign currency denominated assets and liabilities	33,989

Net gain on investment and foreign currency transactions	9,897,059

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,062,285

(a)	Net of foreign realized capital gains taxes of $127,135.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $150,907.

See notes to financial statements.

5

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$165,226		$25,158
Net realized gain on investment and foreign currency transactions	8,176,113		20,181,581
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	1,720,946		(9,945,222)

Net increase in net assets from operations	10,062,285		10,261,517
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(180,118)
Class B	–0	–	(318,763)
CAPITAL STOCK TRANSACTIONS
Net decrease	(8,519,266)		(12,638,265)

Total increase (decrease)	1,543,019		(2,875,629)
NET ASSETS
Beginning of period	160,869,684		163,745,313

End of period	$162,412,703		$160,869,684

See notes to financial statements.

6

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable Global Thematic Portfolio (the “Portfolio”) (formerly known as AB Global Thematic Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

8

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$41,836,213		$15,930,607		$–0	–	$57,766,820
Industrials	19,902,035		7,665,875		–0	–	27,567,910
Financials	16,898,857		9,676,265		–0	–	26,575,122
Health Care	12,642,359		8,406,003		–0	–	21,048,362
Consumer Discretionary	9,721,275		–0	–	–0	–	9,721,275
Utilities	7,618,289		–0	–	–0	–	7,618,289
Consumer Staples	2,385,003		3,788,649		–0	–	6,173,652
Energy	3,810,226		–0	–	–0	–	3,810,226
Short-Term Investments	2,824,069		–0	–	–0	–	2,824,069

Total Investments in Securities	117,638,326		45,467,399		–0	–	163,105,725
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	–0	–	748,404		–0	–	748,404
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,060,965)		–0	–	(1,060,965)

Total	$117,638,326		$45,154,838		$–0	–	$162,793,164

(a)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

9

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to .05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2025, such reimbursements/waivers amounted to $38,543. This fee waiver and/or expense reimbursement agreement extends through May 1, 2026 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2025, the reimbursement for such services amounted to $52,363.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $833 for the six months ended June 30, 2025.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive

10

AB Variable Products Series Fund

..10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2025, such waiver amounted to $4,217.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2025 is as follows:

Portfolio	Market Value 12/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$1,471		$32,686	$31,333	$2,824		$89
AB Government Money Market Portfolio*	–0	–	3,779	3,779	–0	–	1

Total					$2,824		$90

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$55,431,476		$65,240,777
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$38,646,719
Gross unrealized depreciation	(5,416,823)

Net unrealized appreciation	$33,229,896

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

11

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2025, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2025, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$748,404	Unrealized depreciation on forward currency exchange contracts	$1,060,965

Total		$748,404		$1,060,965

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(320,018)	$(368,604)

Total		$(320,018)	$(368,604)

12

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$37,372,509
Average principal amount of sale contracts	$42,485,037

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$118,563	$(118,563)		$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	2,335	–0	–	–0	–	–0	–	2,335
BNP Paribas SA	44,291	–0	–	–0	–	–0	–	44,291
Citibank NA	91,528	(91,528)		–0	–	–0	–	–0	–
HSBC Bank USA	4,955	(4,955)		–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	315,714	(249,653)		–0	–	–0	–	66,061
Standard Chartered Bank	26,800	–0	–	–0	–	–0	–	26,800
State Street Bank & Trust Co.	100,842	(100,842)		–0	–	–0	–	–0	–
UBS	43,376	–0	–	–0	–	–0	–	43,376

Total	$748,404	$(565,541)		$–0	–	$–0	–	$182,863	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$281,917	$(118,563)		$–0	–	$–0	–	$163,354
Citibank NA	271,332	(91,528)		–0	–	–0	–	179,804
Deutsche Bank AG	48,487	–0	–	–0	–	–0	–	48,487
HSBC Bank USA	12,325	(4,955)		–0	–	–0	–	7,370
Morgan Stanley Capital Services, Inc.	249,653	(249,653)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	197,251	(100,842)		–0	–	–0	–	96,409

Total	$1,060,965	$(565,541)		$–0	–	$–0	–	$495,424	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

13

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2025 is as follows:

							AB Government Money Market Portfolio
Market Value of Securities on Loan*		Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	Income Earned	Advisory Fee Waived
$–0	–	$–0	–	$–0	–	$19	$1,170	$40

*	As of June 30, 2025.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A
Shares sold	123,902		238,563	$3,998,640		$8,094,654
Shares issued in reinvestment of distributions	–0	–	5,110	–0	–	180,118
Shares redeemed	(184,373)		(217,969)	(6,439,990)		(7,625,362)

Net increase (decrease)	(60,471)		25,704	$(2,441,350)		$649,410

14

AB Variable Products Series Fund

	SHARES			AMOUNT
	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class B
Shares sold	57,061		147,446	$1,846,335		$4,834,675
Shares issued in reinvestment of distributions	–0	–	9,677	–0	–	318,763
Shares redeemed	(244,274)		(558,846)	(7,924,251)		(18,441,113)

Net decrease	(187,213)		(401,723)	$(6,077,916)		$(13,287,675)

At June 30, 2025, certain shareholders of the Portfolio owned 61% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, interest rate levels, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Portfolio’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. . In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

15

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2025.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$–0	–	$186,160
Net long-term capital gains	498,881		9,594,374

Total taxable distributions paid	$498,881		$9,780,534

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$110,418
Undistributed capital gains	19,985,654
Unrealized appreciation (depreciation)	31,113,352	(a)

Total accumulated earnings (deficit)	$51,209,424

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2024, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.13	$33.17	$30.42	$46.20	$42.40	$33.52

Income From Investment Operations
Net investment income (loss)(a)(b)	.06	.06	.10	.07	(.10)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.23	2.00	4.68	(12.25)	9.46	12.64

Net increase (decrease) in net asset value from operations	2.29	2.06	4.78	(12.18)	9.36	12.54

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.09)	–0	–	–0	–	(.24)
Distributions from net realized gain on investment transactions	–0	–	(.10)	(1.94)	(3.60)	(5.56)	(3.42)

Total dividends and distributions	–0	–	(.10)	(2.03)	(3.60)	(5.56)	(3.66)

Net asset value, end of period	$37.42	$35.13	$33.17	$30.42	$46.20	$42.40

Total Return
Total investment return based on net asset value(c)	6.52%	6.21%	16.01%	(26.98)%	22.87%	39.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,410	$62,599	$58,246	$52,543	$70,723	$58,316
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.93	%^	.91%	.92%	.90%	.88%	.94%
Expenses, before waivers/reimbursements(d)‡	.98	%^	.96%	.97%	.96%	.93%	1.00%
Net investment income (loss)(b)	.37	%^	.17%	.32%	.20%	(.22)%	(.29)%
Portfolio turnover rate	36%	47%	32%	43%	24%	44%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 19.

17

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31,
2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.80	$31.05	$28.59	$43.80	$40.54	$32.19

Income From Investment Operations
Net investment income (loss)(a)(b)	.02	(.03)	.02	(.02)	(.20)	(.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07	1.88	4.39	(11.59)	9.02	12.11

Net increase (decrease) in net asset value from operations	2.09	1.85	4.41	(11.61)	8.82	11.93

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.01)	–0	–	–0	–	(.16)
Distributions from net realized gain on investment transactions	–0	–	(.10)	(1.94)	(3.60)	(5.56)	(3.42)

Total dividends and distributions	–0	–	(.10)	(1.95)	(3.60)	(5.56)	(3.58)

Net asset value, end of period	$34.89	$32.80	$31.05	$28.59	$43.80	$40.54

Total Return
Total investment return based on net asset value(c)	6.37%	5.96%	15.70%	(27.17)%	22.57%	39.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,003	$98,271	$105,499	$100,515	$149,808	$127,062
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.18	%^	1.16%	1.17%	1.15%	1.13%	1.19%
Expenses, before waivers/reimbursements(d)‡	1.23	%^	1.21%	1.22%	1.21%	1.18%	1.25%
Net investment income (loss)(b)	.11	%^	(.08)%	.07%	(.05)%	(.47)%	(.54)%
Portfolio turnover rate	36%	47%	32%	43%	24%	44%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 19.

18

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, for the six months ended June 30, 2025 and for the year ended December 31, 2020, such waiver amounted to .01% (annualized) and .01%, respectively.

^	Annualized.

See notes to financial statements.

19

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Global Thematic Portfolio (the “Fund”) at a meeting held-in person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

20

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of

21

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

(continued)	AB Variable Products Series Fund

profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary reimbursement of expenses by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

22

VPS-SGT-0152-0625

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: August 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: August 14, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: August 14, 2025